AST ADVANCED STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 91.6%
Affiliated Mutual Funds — 3.1%
AST Goldman Sachs Small-Cap Value Portfolio*	1,228,890	$37,321,402
AST Small-Cap Growth Opportunities Portfolio*	1,863,423	59,983,587
AST Small-Cap Growth Portfolio*	793,784	65,796,725
AST Small-Cap Value Portfolio*	2,915,948	105,149,101

Total Affiliated Mutual Funds (cost $161,316,636)(wd)		268,250,815
Common Stocks — 49.6%
Aerospace & Defense — 1.2%
Airbus SE (France)*	168,906	22,318,740
Austal Ltd. (Australia)	716,900	962,607
Babcock International Group PLC (United Kingdom)*	268,100	1,339,177
BAE Systems PLC (United Kingdom)	1,009,600	7,685,951
Boeing Co. (The)*	183,910	40,449,165
L3Harris Technologies, Inc.	58,446	12,872,147
Leonardo SpA (Italy)*	303,500	2,501,039
Safran SA (France)	123,664	15,636,081
		103,764,907
Air Freight & Logistics — 0.8%
Deutsche Post AG (Germany)	115,700	7,275,825
DSV A/S (Denmark)	45,826	10,976,058
Expeditors International of Washington, Inc.	130,796	15,581,728
United Parcel Service, Inc. (Class B Stock)	189,394	34,488,647
		68,322,258
Airlines — 0.3%
Air New Zealand Ltd. (New Zealand)*	1,565,100	1,759,170
Deutsche Lufthansa AG (Germany)*(a)	104,000	709,236
International Consolidated Airlines Group SA (United Kingdom)*(a)	396,900	950,355
Japan Airlines Co. Ltd. (Japan)*	104,900	2,495,622
Qantas Airways Ltd. (Australia)*	708,800	2,878,498
Ryanair Holdings PLC (Ireland), ADR*	91,709	10,093,493
Southwest Airlines Co.*	206,050	10,597,151
		29,483,525
Auto Components — 0.2%
Cie Generale des Etablissements Michelin SCA (France)	24,200	3,709,395
Faurecia SE (France)	3,328	156,613
Magna International, Inc. (Canada)	158,693	11,940,061
Pirelli & C SpA (Italy), 144A	453,000	2,643,806
Yokohama Rubber Co. Ltd. (The) (Japan)	126,100	2,267,737
		20,717,612
Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	44,700	4,306,703
Daimler AG (Germany)	74,600	6,595,035
Honda Motor Co. Ltd. (Japan)	171,300	5,241,923
	Shares	Value

Common Stocks (continued)
Automobiles (cont’d.)
Isuzu Motors Ltd. (Japan)	323,200	$4,229,002
Stellantis NV	195,452	3,715,836
Toyota Motor Corp. (Japan)	131,000	2,325,389
Volkswagen AG (Germany)	18,200	5,614,617
		32,028,505
Banks — 2.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA*	129,900	1,861,411
Aozora Bank Ltd. (Japan)	111,800	2,740,934
Australia & New Zealand Banking Group Ltd. (Australia)	83,200	1,672,957
Banco Bilbao Vizcaya Argentaria SA (Spain)	442,100	2,907,884
Banco Santander SA (Spain)*	878,900	3,173,268
Bank of America Corp.	605,961	25,723,044
Barclays PLC (United Kingdom)	991,600	2,514,708
BAWAG Group AG (Austria), 144A*	47,100	3,013,340
BNP Paribas SA (France)	101,200	6,460,995
Credit Agricole SA (France)	243,800	3,355,709
Danske Bank A/S (Denmark)	159,400	2,685,683
DBS Group Holdings Ltd. (Singapore)	99,500	2,201,838
DNB Bank ASA (Norway)	173,900	3,967,513
Fifth Third Bancorp	577,962	24,528,707
Gunma Bank Ltd. (The) (Japan)	371,000	1,198,364
Huntington Bancshares, Inc.	710,571	10,985,428
ING Groep NV (Netherlands)	244,900	3,556,131
JPMorgan Chase & Co.	20,457	3,348,606
Jyske Bank A/S (Denmark)*	71,000	3,059,473
Keiyo Bank Ltd. (The) (Japan)	163,500	656,731
Lloyds Banking Group PLC (United Kingdom)	2,667,500	1,653,068
Mediobanca Banca di Credito Finanziario SpA (Italy)*	240,200	2,891,524
Mitsubishi UFJ Financial Group, Inc. (Japan)	550,200	3,232,277
Mizuho Financial Group, Inc. (Japan)	171,050	2,422,420
Nishi-Nippon Financial Holdings, Inc. (Japan)	215,000	1,377,790
Nordea Bank Abp (Finland)	246,200	3,180,633
Resona Holdings, Inc. (Japan)	553,800	2,220,732
Signature Bank	39,762	10,826,397
Societe Generale SA (France)	67,600	2,117,067
Sumitomo Mitsui Financial Group, Inc. (Japan)	116,900	4,105,862
Swedbank AB (Sweden) (Class A Stock)	122,000	2,460,396
Wells Fargo & Co.	1,065,045	49,428,738
		195,529,628
Beverages — 0.5%
Brown-Forman Corp. (Class B Stock)	132,258	8,862,608
Coca-Cola Co. (The)	199,861	10,486,707
Monster Beverage Corp.*	267,369	23,750,388
		43,099,703
A1

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Biotechnology — 0.7%
AbbVie, Inc.	162,768	$17,557,784
Pharming Group NV (Netherlands)*(a)	1,367,900	1,286,712
Regeneron Pharmaceuticals, Inc.*	34,964	21,159,514
Swedish Orphan Biovitrum AB (Sweden)*	96,100	2,593,423
Vertex Pharmaceuticals, Inc.*	103,132	18,707,113
		61,304,546
Building Products — 0.5%
Cie de Saint-Gobain (France)	70,600	4,754,696
Daikin Industries Ltd. (Japan)	61,000	13,264,135
Kingspan Group PLC (Ireland)	135,001	13,266,522
Nibe Industrier AB (Sweden) (Class B Stock)	923,999	11,670,745
Xinyi Glass Holdings Ltd. (Hong Kong)	1,068,000	3,189,585
		46,145,683
Capital Markets — 1.6%
3i Group PLC (United Kingdom)	196,800	3,377,236
Charles Schwab Corp. (The)	356,063	25,935,629
Credit Suisse Group AG (Switzerland)	288,600	2,868,973
EQT AB (Sweden)	21,833	910,276
FactSet Research Systems, Inc.	30,627	12,090,927
Goldman Sachs Group, Inc. (The)	41,900	15,839,457
Investec PLC (South Africa)	263,400	1,129,323
Julius Baer Group Ltd. (Switzerland)	51,000	3,386,286
London Stock Exchange Group PLC (United Kingdom)	115,581	11,545,903
Morgan Stanley	261,920	25,487,435
Nomura Holdings, Inc. (Japan)	587,400	2,878,378
Partners Group Holding AG (Switzerland)	9,703	15,169,581
SEI Investments Co.	174,537	10,350,044
UBS Group AG (Switzerland)	533,000	8,547,458
		139,516,906
Chemicals — 1.1%
Arkema SA (France)	32,100	4,248,303
CF Industries Holdings, Inc.	314,439	17,551,985
Chr Hansen Holding A/S (Denmark)	63,494	5,167,199
Daicel Corp. (Japan)	381,000	2,955,531
International Flavors & Fragrances, Inc.	108,893	14,561,172
Lintec Corp. (Japan)	84,700	1,929,730
Mitsubishi Chemical Holdings Corp. (Japan)	143,700	1,311,296
Mitsubishi Gas Chemical Co., Inc. (Japan)	148,900	2,926,198
Mitsui Chemicals, Inc. (Japan)	60,100	2,007,564
Sherwin-Williams Co. (The)	53,331	14,918,281
Sika AG (Switzerland)	31,665	10,056,946
Solvay SA (Belgium)	19,700	2,399,479
Teijin Ltd. (Japan)	139,000	1,974,513
Toagosei Co. Ltd. (Japan)	133,600	1,548,080
Tokuyama Corp. (Japan)	78,600	1,503,859
Ube Industries Ltd. (Japan)	140,900	2,759,560
Yara International ASA (Brazil)	66,800	3,313,021
		91,132,717
	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies — 0.6%
Cintas Corp.	42,042	$16,003,708
Loomis AB (Sweden)	68,300	1,847,777
Rentokil Initial PLC (United Kingdom)	1,016,413	7,978,747
Securitas AB (Sweden) (Class B Stock)	171,800	2,715,052
Societe BIC SA (France)	39,300	2,316,103
Stericycle, Inc.*	130,332	8,858,666
TOMRA Systems ASA (Norway)	134,723	7,050,173
		46,770,226
Communications Equipment — 0.3%
Cisco Systems, Inc.	484,447	26,368,450
Construction & Engineering — 0.2%
Bouygues SA (France)	118,800	4,908,361
CIMIC Group Ltd. (Australia)	1	14
Hazama Ando Corp. (Japan)	318,600	2,286,015
HOCHTIEF AG (Germany)	27,200	2,172,978
Kandenko Co. Ltd. (Japan)	183,500	1,524,981
NRW Holdings Ltd. (Australia)	760,000	847,894
Obayashi Corp. (Japan)	299,400	2,477,025
Skanska AB (Sweden) (Class B Stock)	147,000	3,687,105
		17,904,373
Construction Materials — 0.1%
China Resources Cement Holdings Ltd. (China)	1,812,000	1,743,091
HeidelbergCement AG (Germany)	27,000	2,016,383
Holcim Ltd. (Switzerland)*	55,100	2,661,161
Imerys SA (France)	37,200	1,609,266
Wienerberger AG (Austria)	50,900	1,730,367
		9,760,268
Consumer Finance — 0.0%
Credit Saison Co. Ltd. (Japan)	100,600	1,324,659
Containers & Packaging — 0.4%
International Paper Co.	539,163	30,149,995
Rengo Co. Ltd. (Japan)	387,800	3,042,165
		33,192,160
Diversified Financial Services — 0.3%
Equitable Holdings, Inc.	456,299	13,524,702
Fuyo General Lease Co. Ltd. (Japan)	44,400	3,054,244
Mitsubishi HC Capital, Inc. (Japan)	538,400	2,809,086
ORIX Corp. (Japan)	261,300	4,868,663
		24,256,695
Diversified Telecommunication Services — 0.3%
BT Group PLC (United Kingdom)*	1,812,200	3,893,205
Deutsche Telekom AG (Germany)	127,300	2,556,368
Nippon Telegraph & Telephone Corp. (Japan)	352,700	9,747,196
Orange SA (France)	408,200	4,414,580
Telefonica SA (Spain)	431,500	2,015,745
United Internet AG (Germany)	59,100	2,290,869
		24,917,963

A2

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Electric Utilities — 0.8%
Endesa SA (Spain)	88,800	$1,790,513
Enel SpA (Italy)	247,500	1,906,156
Entergy Corp.(a)	84,373	8,379,083
NextEra Energy, Inc.	174,190	13,677,399
Orsted A/S (Denmark), 144A	54,253	7,188,534
Southern Co. (The)	505,461	31,323,418
		64,265,103
Electrical Equipment — 0.2%
Rockwell Automation, Inc.	26,102	7,675,032
Signify NV (Netherlands), 144A	105,000	5,239,830
		12,914,862
Electronic Equipment, Instruments & Components — 0.7%
Daiwabo Holdings Co. Ltd. (Japan)	113,900	1,825,570
Halma PLC (United Kingdom)	191,686	7,353,778
Hexagon AB (Sweden) (Class B Stock)	1,096,478	16,950,931
Japan Aviation Electronics Industry Ltd. (Japan)	125,000	1,824,422
Keyence Corp. (Japan)	28,600	17,079,802
Kingboard Holdings Ltd. (China)	915,000	4,149,038
TE Connectivity Ltd.	73,357	10,066,047
Tongda Group Holdings Ltd. (Hong Kong)*	12,390,000	386,698
Venture Corp. Ltd. (Singapore)	158,700	2,089,238
		61,725,524
Energy Equipment & Services — 0.1%
Schlumberger NV	394,063	11,680,027
Entertainment — 0.6%
NetEase, Inc. (China)	227,275	3,867,347
Sea Ltd. (Taiwan), ADR*	29,940	9,542,776
Walt Disney Co. (The)*	235,091	39,770,345
		53,180,468
Equity Real Estate Investment Trusts (REITs) — 3.1%
AEON REIT Investment Corp. (Japan)	1,200	1,613,945
Agree Realty Corp.	30,573	2,024,850
Alexandria Real Estate Equities, Inc.	27,402	5,235,700
American Assets Trust, Inc.	31,602	1,182,547
American Campus Communities, Inc.	24,391	1,181,744
American Homes 4 Rent (Class A Stock)	120,079	4,577,411
American Tower Corp.	22,478	5,965,886
Americold Realty Trust(a)	50,848	1,477,134
Apartment Income REIT Corp.	41,135	2,007,799
AvalonBay Communities, Inc.	86,414	19,152,799
Brixmor Property Group, Inc.	55,024	1,216,581
Camden Property Trust	25,110	3,702,972
CoreSite Realty Corp.	19,789	2,741,568
Crown Castle International Corp.	6,887	1,193,655
CubeSmart	19,582	948,748
Digital Realty Trust, Inc.	53,784	7,769,099
Duke Realty Corp.	166,665	7,978,254
Equinix, Inc.	4,767	3,766,550
Equity LifeStyle Properties, Inc.	73,752	5,760,031
Equity Residential	104,402	8,448,210
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Essex Property Trust, Inc.	19,663	$6,287,048
Extra Space Storage, Inc.	8,675	1,457,313
Federal Realty Investment Trust	4,845	571,662
First Industrial Realty Trust, Inc.	43,677	2,274,698
Gaming & Leisure Properties, Inc.	51,426	2,382,052
Healthcare Realty Trust, Inc.	26,866	800,069
Healthcare Trust of America, Inc. (Class A Stock)(a)	44,776	1,328,056
Healthpeak Properties, Inc.	44,327	1,484,068
Host Hotels & Resorts, Inc.*(a)	52,280	853,732
Hudson Pacific Properties, Inc.	29,209	767,320
Invitation Homes, Inc.	268,566	10,294,135
Kilroy Realty Corp.	12,518	828,817
Kimco Realty Corp.	118,060	2,449,745
Medical Properties Trust, Inc.	66,867	1,342,021
MGM Growth Properties LLC (Class A Stock)	227,639	8,718,574
Mid-America Apartment Communities, Inc.	14,348	2,679,489
Mirvac Group (Australia)	1,104,500	2,359,037
Park Hotels & Resorts, Inc.*	58,209	1,114,120
Pebblebrook Hotel Trust(a)	47,052	1,054,435
Prologis, Inc.	136,896	17,170,865
Public Storage	16,876	5,013,860
Realty Income Corp.(a)	23,756	1,540,814
Regency Centers Corp.	35,080	2,361,936
Retail Opportunity Investments Corp.	51,940	904,795
Rexford Industrial Realty, Inc.	42,976	2,438,888
SBA Communications Corp.	69,964	23,128,000
Segro PLC (United Kingdom)	685,046	11,010,389
Simon Property Group, Inc.	23,356	3,035,579
SITE Centers Corp.	58,815	908,104
Stockland (Australia)	686,200	2,189,473
Sun Communities, Inc.	43,966	8,138,107
Sunstone Hotel Investors, Inc.*	83,712	999,521
Terreno Realty Corp.	19,605	1,239,624
UDR, Inc.(a)	52,893	2,802,271
Ventas, Inc.	19,605	1,082,392
VICI Properties, Inc.(a)	182,801	5,193,376
Welltower, Inc.	140,124	11,546,218
Weyerhaeuser Co.	686,494	24,418,592
WP Carey, Inc.	22,950	1,676,268
		263,790,946
Food & Staples Retailing — 0.6%
Carrefour SA (France)	117,800	2,117,252
Costco Wholesale Corp.	27,762	12,474,855
J Sainsbury PLC (United Kingdom)	1,474,700	5,637,602
Koninklijke Ahold Delhaize NV (Netherlands)	283,500	9,428,407
MatsukiyoCocokara & Co. (Japan)	700	31,573
Metcash Ltd. (Australia)	1,047,200	2,933,061
Tesco PLC (United Kingdom)	804,078	2,735,616
Valor Holdings Co. Ltd. (Japan)	38,700	833,552
Walmart, Inc.	99,344	13,846,567
		50,038,485

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products — 0.6%
Bunge Ltd.	121,617	$9,889,894
Conagra Brands, Inc.	337,376	11,426,925
Inghams Group Ltd. (Australia)	587,900	1,741,439
Leroy Seafood Group ASA (Norway)	144,850	1,197,405
Origin Enterprises PLC (Ireland)	206,800	771,368
Premier Foods PLC (United Kingdom)	672,846	1,068,786
Prima Meat Packers Ltd. (Japan)	49,800	1,262,412
Tate & Lyle PLC (United Kingdom)	340,500	3,177,867
Tyson Foods, Inc. (Class A Stock)	215,631	17,021,911
WH Group Ltd. (Hong Kong), 144A	2,762,431	1,961,227
Wilmar International Ltd. (China)	471,000	1,453,231
		50,972,465
Gas Utilities — 0.0%
Enagas SA (Spain)	73,900	1,641,873
Rubis SCA (France)	36,700	1,269,541
		2,911,414
Health Care Equipment & Supplies — 2.4%
Asahi Intecc Co. Ltd. (Japan)	140,400	3,857,344
Becton, Dickinson & Co.	92,004	22,616,423
Coloplast A/S (Denmark) (Class B Stock)	63,986	10,007,376
Dexcom, Inc.*	33,858	18,515,586
Edwards Lifesciences Corp.*	154,453	17,485,624
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	236,847	5,209,336
Hologic, Inc.*	160,250	11,828,053
Hoya Corp. (Japan)	90,300	14,096,938
Intuitive Surgical, Inc.*	36,450	36,236,768
Medtronic PLC	183,968	23,060,389
Straumann Holding AG (Switzerland)	12,281	22,088,483
Zimmer Biomet Holdings, Inc.	121,044	17,716,000
		202,718,320
Health Care Providers & Services — 0.6%
Anthem, Inc.	56,027	20,886,866
Cigna Corp.	66,947	13,400,111
CVS Health Corp.	127,430	10,813,710
Fresenius SE & Co. KGaA (Germany)	43,200	2,069,686
Medipal Holdings Corp. (Japan)	113,000	2,132,220
Toho Holdings Co. Ltd. (Japan)	35,900	583,864
		49,886,457
Health Care Technology — 0.3%
Cerner Corp.	91,153	6,428,110
M3, Inc. (Japan)	55,800	3,978,854
Veeva Systems, Inc. (Class A Stock)*	53,359	15,376,463
		25,783,427
Hotels, Restaurants & Leisure — 0.9%
Aristocrat Leisure Ltd. (Australia)	434,610	14,551,569
Betsson AB (Sweden) (Class B Stock)*	207,400	1,720,126
Compass Group PLC (United Kingdom)*	412,252	8,409,580
Hilton Worldwide Holdings, Inc.*	4,836	638,884
Las Vegas Sands Corp.*	214,409	7,847,370
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott International, Inc. (Class A Stock)*	4,836	$716,163
Starbucks Corp.	169,962	18,748,508
Trainline PLC (United Kingdom), 144A*	1,114,319	5,290,266
Yum China Holdings, Inc. (China)(a)	92,479	5,373,955
Yum! Brands, Inc.	81,375	9,952,976
		73,249,397
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	231,000	2,037,130
Bellway PLC (United Kingdom)	55,100	2,429,660
Haseko Corp. (Japan)	158,200	2,116,477
Nikon Corp. (Japan)	227,800	2,537,021
Redrow PLC (United Kingdom)	193,000	1,723,571
Taylor Wimpey PLC (United Kingdom)	1,112,300	2,308,719
Vistry Group PLC (United Kingdom)	97,500	1,602,761
		14,755,339
Household Products — 0.3%
Colgate-Palmolive Co.	121,128	9,154,854
Kimberly-Clark Corp.	103,927	13,764,092
		22,918,946
Industrial Conglomerates — 0.9%
CK Hutchison Holdings Ltd. (United Kingdom)	302,500	2,014,364
General Electric Co.	444,225	45,768,502
Hitachi Ltd. (Japan)	41,700	2,465,963
Rheinmetall AG (Germany)	43,200	4,221,462
Roper Technologies, Inc.	28,603	12,760,657
Siemens AG (Germany)	43,953	7,185,191
		74,416,139
Insurance — 2.1%
Aegon NV (Netherlands)	612,300	3,157,547
Ageas SA/NV (Belgium)	67,000	3,330,874
AIA Group Ltd. (Hong Kong)	1,073,400	12,403,426
Allianz SE (Germany)	23,900	5,379,212
American International Group, Inc.	690,686	37,911,755
ASR Nederland NV (Netherlands)	63,500	2,896,974
Aviva PLC (United Kingdom)	527,900	2,808,119
AXA SA (France)	173,900	4,827,649
Baloise Holding AG (Switzerland)	12,200	1,855,563
Chubb Ltd.	169,451	29,396,359
CNP Assurances (France)	146,900	2,325,488
Dai-ichi Life Holdings, Inc. (Japan)	175,400	3,864,547
Helvetia Holding AG (Switzerland)	26,500	2,884,239
Legal & General Group PLC (United Kingdom)	686,400	2,586,229
Mapfre SA (Spain)	1,058,800	2,307,951
Marsh & McLennan Cos., Inc.	94,692	14,339,210
MetLife, Inc.	429,646	26,522,048
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	7,800	2,127,513
NN Group NV (Netherlands)	64,500	3,369,373

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Sompo Holdings, Inc. (Japan)	44,300	$1,922,106
Swiss Life Holding AG (Switzerland)	15,400	7,787,324
Unipol Gruppo SpA (Italy)	473,000	2,752,613
UnipolSai Assicurazioni SpA (Italy)	759,000	2,137,383
		178,893,502
Interactive Media & Services — 2.2%
Alphabet, Inc. (Class A Stock)*	11,260	30,103,835
Alphabet, Inc. (Class C Stock)*	24,652	65,705,222
Facebook, Inc. (Class A Stock)*	148,843	50,515,826
Match Group, Inc.*(a)	109,828	17,241,898
Pinterest, Inc. (Class A Stock)*	218,793	11,147,503
Tencent Holdings Ltd. (China)	228,400	13,757,402
		188,471,686
Internet & Direct Marketing Retail — 1.5%
Alibaba Group Holding Ltd. (China)*	589,568	10,890,938
Alibaba Group Holding Ltd. (China), ADR*	167,260	24,762,843
Amazon.com, Inc.*	21,025	69,067,966
Chewy, Inc. (Class A Stock)*(a)	179,774	12,244,407
MercadoLibre, Inc. (Argentina)*	5,528	9,283,723
		126,249,877
IT Services — 1.9%
Adyen NV (Netherlands), 144A*	5,720	15,965,857
Amadeus IT Group SA (Spain)*	190,573	12,497,476
Atos SE (France)	30,300	1,613,376
Automatic Data Processing, Inc.	27,770	5,551,778
Capgemini SE (France)	6,100	1,267,526
DTS Corp. (Japan)	103,200	2,372,774
Fiserv, Inc.*	125,100	13,573,350
Mastercard, Inc. (Class A Stock)	51,375	17,862,060
NS Solutions Corp. (Japan)	53,100	1,799,069
PayPal Holdings, Inc.*	83,384	21,697,351
Shopify, Inc. (Canada) (Class A Stock)*	13,200	17,896,296
Sopra Steria Group SACA (France)	13,500	2,504,613
Visa, Inc. (Class A Stock)(a)	188,147	41,909,744
Wix.com Ltd. (Israel)*	25,311	4,960,197
		161,471,467
Life Sciences Tools & Services — 1.1%
ICON PLC (Ireland)*	34,677	9,086,067
Illumina, Inc.*	43,170	17,510,184
Lonza Group AG (Switzerland)	23,523	17,659,065
Sartorius Stedim Biotech (France)	20,204	11,317,755
Thermo Fisher Scientific, Inc.	58,690	33,531,358
Wuxi Biologics Cayman, Inc. (China), 144A*	499,500	8,174,188
		97,278,617
Machinery — 1.5%
Atlas Copco AB (Sweden) (Class A Stock)	248,794	15,047,848
Caterpillar, Inc.	27,558	5,290,309
Cummins, Inc.	45,755	10,274,743
Deere & Co.	58,742	19,682,682
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Hong Leong Asia Ltd. (Singapore)	377,000	$224,770
IDEX Corp.	55,104	11,403,773
Illinois Tool Works, Inc.	59,324	12,258,118
Indutrade AB (Sweden)	244,563	6,798,658
Rational AG (Germany)	10,070	9,458,552
SKF AB (Sweden) (Class B Stock)	225,500	5,328,166
SMC Corp. (Japan)	15,500	9,698,664
Spirax-Sarco Engineering PLC (United Kingdom)	46,176	9,287,151
Sumitomo Heavy Industries Ltd. (Japan)	67,500	1,775,600
Tsubakimoto Chain Co. (Japan)	74,400	2,294,058
Valmet OYJ (Finland)	90,000	3,259,794
Vesuvius PLC (United Kingdom)	152,000	1,001,438
Volvo AB (Sweden) (Class B Stock)	285,200	6,393,026
		129,477,350
Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,100	2,970,436
D/S Norden A/S (Denmark)	90,500	2,300,460
DFDS A/S (Denmark)*	28,000	1,487,851
		6,758,747
Media — 0.5%
Comcast Corp. (Class A Stock)	345,623	19,330,694
Fox Corp. (Class B Stock)	226,337	8,401,630
News Corp. (Class A Stock)	448,893	10,562,452
Nippon Television Holdings, Inc. (Japan)	193,400	2,180,220
Reach PLC (United Kingdom)	132,014	626,675
SKY Perfect JSAT Holdings, Inc. (Japan)	426,900	1,640,795
Telenet Group Holding NV (Belgium)	57,600	2,207,073
		44,949,539
Metals & Mining — 0.4%
Anglo American PLC (South Africa)	183,700	6,488,747
Aurubis AG (Germany)	28,200	2,126,406
Bekaert SA (Belgium)	89,000	3,695,852
BHP Group Ltd. (Australia)	126,400	3,425,781
Boliden AB (Sweden)	109,300	3,505,188
Fortescue Metals Group Ltd. (Australia)	448,800	4,831,400
Mineral Resources Ltd. (Australia)	64,200	2,068,488
Perenti Global Ltd. (Australia)	963,600	566,743
Rio Tinto Ltd. (Australia)	67,500	4,864,156
St. Barbara Ltd. (Australia)	859,100	830,533
		32,403,294
Multiline Retail — 0.1%
Harvey Norman Holdings Ltd. (Australia)	566,200	2,042,736
Kohl’s Corp.	129,317	6,089,538
Marks & Spencer Group PLC (United Kingdom)*	849,800	2,091,121
		10,223,395

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Multi-Utilities — 0.5%
A2A SpA (Italy)	2,464,921	$5,063,759
AGL Energy Ltd. (Australia)	243,600	1,011,964
Ameren Corp.	152,740	12,371,940
Sempra Energy(a)	165,364	20,918,546
		39,366,209
Oil, Gas & Consumable Fuels — 1.7%
Beach Energy Ltd. (Australia)	1,069,900	1,149,378
Chesapeake Energy Corp.(a)	73,691	4,538,629
Chesapeake Energy Corp. Backstop Commitment	424	26,114
ConocoPhillips	270,114	18,305,626
Equinor ASA (Norway)	123,600	3,138,835
Exxon Mobil Corp.	251,457	14,790,701
Neste OYJ (Finland)	169,406	9,595,772
OMV AG (Austria)	86,600	5,176,715
Reliance Industries Ltd. (India)	538,876	18,245,962
Reliance Industries Ltd., PP (India)	27,075	679,746
Repsol SA (Spain)	363,200	4,738,013
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	468,600	10,262,768
TC Energy Corp. (Canada)	206,944	9,951,937
TotalEnergies SE (France)(a)	157,400	7,510,066
TotalEnergies SE (France), ADR(a)	703,785	33,732,415
		141,842,677
Paper & Forest Products — 0.0%
Lee & Man Paper Manufacturing Ltd. (China)	2,829,000	2,069,643
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	52,408	15,718,731
L’Oreal SA (France)	26,681	11,009,349
Shiseido Co. Ltd. (Japan)	81,700	5,500,191
		32,228,271
Pharmaceuticals — 2.5%
Astellas Pharma, Inc. (Japan)	169,600	2,795,069
Bayer AG (Germany)	74,300	4,036,050
Elanco Animal Health, Inc.*	361,348	11,523,388
GlaxoSmithKline PLC (United Kingdom)	677,300	12,757,045
Ipsen SA (France)	22,700	2,169,932
Johnson & Johnson	124,998	20,187,177
Merck & Co., Inc.	188,539	14,161,164
Novartis AG (Switzerland)	155,400	12,726,845
Novartis AG (Switzerland), ADR	255,860	20,924,231
Novo Nordisk A/S (Denmark), ADR	76,544	7,348,989
Novo Nordisk A/S (Denmark) (Class B Stock)	153,619	14,823,761
Perrigo Co. PLC	139,031	6,580,337
Pfizer, Inc.	294,872	12,682,445
Roche Holding AG (Switzerland)	42,400	15,501,492
Roche Holding AG (Switzerland), ADR	424,656	19,309,108
Sanofi (France)	99,300	9,545,102
Sawai Group Holdings Co. Ltd. (Japan)	39,600	1,844,336
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Teva Pharmaceutical Industries Ltd. (Israel)*	257,900	$2,539,444
Towa Pharmaceutical Co. Ltd. (Japan)	98,400	2,792,416
UCB SA (Belgium)	20,400	2,275,387
Zoetis, Inc.	83,589	16,227,968
		212,751,686
Professional Services — 0.4%
Adecco Group AG (Switzerland)	68,100	3,421,127
Experian PLC (United Kingdom)	314,569	13,174,955
Nielsen Holdings PLC	286,067	5,489,626
Nihon M&A Center Holdings, Inc. (Japan)	233,400	6,861,897
Teleperformance (France)	19,703	7,748,560
		36,696,165
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,118,473
Daito Trust Construction Co. Ltd. (Japan)	17,200	1,996,981
Daiwa House Industry Co. Ltd. (Japan)	79,600	2,658,248
Nexity SA (France)	29,500	1,405,924
Nomura Real Estate Holdings, Inc. (Japan)	47,500	1,235,042
		8,414,668
Road & Rail — 0.2%
Canadian National Railway Co. (Canada)	136,366	15,802,780
Go-Ahead Group PLC (The) (United Kingdom)*	96,500	1,044,872
Sankyu, Inc. (Japan)	46,800	2,156,241
Seino Holdings Co. Ltd. (Japan)	146,500	1,773,967
		20,777,860
Semiconductors & Semiconductor Equipment — 2.5%
Applied Materials, Inc.	157,522	20,277,807
ASML Holding NV (Netherlands)	25,443	18,997,725
Infineon Technologies AG (Germany)	387,400	15,898,311
NVIDIA Corp.	254,818	52,788,097
NXP Semiconductors NV (China)	141,638	27,742,635
QUALCOMM, Inc.	282,328	36,414,665
Siltronic AG (Germany)(a)	20,200	3,199,061
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	930,000	19,194,539
Texas Instruments, Inc.	105,366	20,252,399
		214,765,239
Software — 3.9%
Adobe, Inc.*	32,203	18,539,911
Atlassian Corp. PLC (Class A Stock)*	25,539	9,996,475
Autodesk, Inc.*	188,220	53,674,697
Check Point Software Technologies Ltd. (Israel)*	28,570	3,229,553
Citrix Systems, Inc.	112,459	12,074,723
Coupa Software, Inc.*	34,025	7,457,599
Intuit, Inc.	42,431	22,891,949

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Micro Focus International PLC (United Kingdom)	221,800	$1,215,464
Microsoft Corp.	331,067	93,334,384
Oracle Corp.	407,143	35,474,370
salesforce.com, Inc.*	121,651	32,994,184
ServiceNow, Inc.*	34,559	21,505,029
TeamViewer AG (Germany), 144A*	191,266	5,605,909
Workday, Inc. (Class A Stock)*	47,085	11,766,071
		329,760,318
Specialty Retail — 0.4%
DCM Holdings Co. Ltd. (Japan)	165,000	1,601,915
EDION Corp. (Japan)	185,400	1,749,553
Geo Holdings Corp. (Japan)	96,500	1,088,827
Kingfisher PLC (United Kingdom)	954,700	4,321,210
K’s Holdings Corp. (Japan)	114,600	1,187,333
Super Retail Group Ltd. (Australia)	335,300	2,944,258
TJX Cos., Inc. (The)	295,702	19,510,418
		32,403,514
Technology Hardware, Storage & Peripherals — 0.0%
Brother Industries Ltd. (Japan)	116,600	2,569,869
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.*	52,789	21,363,708
LVMH Moet Hennessy Louis Vuitton SE (France)	31,935	22,815,608
Yue Yuen Industrial Holdings Ltd. (Hong Kong)*	1,055,500	2,133,815
		46,313,131
Thrifts & Mortgage Finance — 0.2%
Housing Development Finance Corp. Ltd. (India)	395,978	14,613,299
Paragon Banking Group PLC (United Kingdom)	358,700	2,653,187
		17,266,486
Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	241,800	8,480,571
Imperial Brands PLC (United Kingdom)	180,600	3,793,379
Philip Morris International, Inc.	181,206	17,176,517
		29,450,467
Trading Companies & Distributors — 0.4%
Ashtead Group PLC (United Kingdom)	227,257	17,226,297
ITOCHU Corp. (Japan)	172,600	5,032,257
Kanamoto Co. Ltd. (Japan)	92,800	2,179,969
Marubeni Corp. (Japan)	212,300	1,745,200
Mitsui & Co. Ltd. (Japan)	119,600	2,607,407
Sojitz Corp. (Japan)	149,200	2,451,454
		31,242,584
Transportation Infrastructure — 0.0%
Kamigumi Co. Ltd. (Japan)	81,700	1,720,670
	Shares	Value

Common Stocks (continued)
Transportation Infrastructure (cont’d.)
Shenzhen International Holdings Ltd. (China)	636,000	$820,822
		2,541,492
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	269,000	8,876,218

Total Common Stocks (cost $3,088,973,680)		4,236,262,074
Exchange-Traded Funds — 2.4%
iShares Core U.S. Aggregate Bond ETF	764,000	87,730,120
iShares Floating Rate Bond ETF(a)	252,000	12,811,680
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	509,500	67,778,785
iShares S&P Small-Cap 600 Value ETF(a)	40,000	4,026,800
Vanguard Total International Bond ETF(a)	500,000	28,480,000

Total Exchange-Traded Funds (cost $204,237,683)		200,827,385
Preferred Stocks — 0.1%
Automobiles — 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)	27,600	2,739,522
Capital Markets — 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	15,000	438,450
Electric Utilities — 0.1%
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	89,073	4,543,614
Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	59,946	3,235,885
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23(a)	9,249	461,247

Total Preferred Stocks (cost $10,107,271)		11,418,718

Units
Rights* — 0.0%
Airlines
Deutsche Lufthansa AG (Germany), expiring 10/05/21	104,000	246,960
(cost $437,337)

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 3.5%
Automobiles — 0.1%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26	200	$205,139
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	500	512,403
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	200	202,119
Series 2020-03A, Class D
1.730%	07/15/26	200	203,541
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,600	1,601,683
Series 2021-02A, Class B, 144A
2.120%	12/27/27	100	100,595
Series 2021-02A, Class C, 144A
2.520%	12/27/27	100	101,125
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A
2.050%	12/26/25	100	100,798
JPMorgan Chase Bank, NA,
Series 2021-02, Class E, 144A
2.280%	12/26/28	600	600,176
Series 2021-03, Class D, 144A
1.009%	02/26/29	290	289,901
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,900	3,108,369
Series 2019-01A, Class B, 144A
3.950%	11/14/28	600	650,538
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26	300	305,808
Series 2020-03, Class D
1.640%	11/16/26	1,200	1,216,661
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	2,700	2,830,931
			12,029,787
Collateralized Loan Obligations — 1.9%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.887%(c)	10/20/34	4,000	4,000,000
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.406%(c)	07/15/29	500	500,000
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.222%(c)	10/17/32	3,000	3,000,000
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.474%(c)	10/21/32	6,000	6,001,171
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.174%(c)	07/17/28		444	$444,185
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.466%(c)	10/15/32		2,500	2,501,999
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.254%(c)	10/15/34		4,525	4,524,710
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.236%(c)	08/20/32		7,500	7,499,674
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.226%(c)	04/15/32		6,750	6,745,113
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.494%(c)	10/20/32		4,500	4,502,353
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.314%(c)	07/20/34		2,750	2,747,523
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.174%(c)	04/20/31		2,500	2,499,257
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.270%(c)	07/15/34		3,000	3,000,144
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A2, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.234%(c)	07/20/31		2,750	2,759,407
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A
—%(p)	07/20/34		8,750	8,718,748
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
0.890%(c)	08/26/32	EUR	4,750	5,501,002
Greywolf CLO Ltd. (Cayman Islands),
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.428%(c)	04/15/33		2,750	2,754,816
Harvest CLO DAC (Ireland),
Series 25A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	01/21/34	EUR	6,000	6,957,373
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.155%(c)	04/25/31		4,988	4,984,915
A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A
—%(p)	10/20/34		4,375	$4,373,906
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.634%(c)	10/17/31		4,000	4,000,908
KVK CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.061%(c)	05/20/29		901	900,237
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	07/20/31		1,200	1,199,999
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A
—%(p)	10/12/30		2,000	1,999,945
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class A2, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.370%(c)	09/01/31		4,000	4,007,208
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2020-09A, Class BR, 144A
—%(p)	10/15/34		5,250	5,250,000
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.388%(c)	10/22/30		3,925	3,924,673
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.214%(c)	04/17/31		9,359	9,356,572
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.184%(c)	04/20/31		3,000	2,999,081
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class B, 144A
—%(p)	10/20/34		4,100	4,100,000
RRE Loan Management DAC (Ireland),
Series 05A, Class A1, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	10/15/33	EUR	5,000	5,794,848
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.454%(c)	10/20/32		9,750	9,751,399
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
0.710%(c)	02/20/30	EUR	5,000	5,789,762
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.305%(c)	07/25/34		2,000	1,999,980
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.306%(c)	07/20/34		3,250	$3,240,471
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.335%(c)	01/25/31		3,000	3,001,442
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.095%(c)	04/25/31		3,000	2,999,082
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	01/17/31		3,750	3,751,047
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.288%(c)	01/22/31		2,000	1,999,995
				160,082,945
Consumer Loans — 0.1%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	300	238,347
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		200	204,665
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27		1,600	1,603,200
Series 2019-01A, Class A, 144A
3.000%	12/20/27		1,800	1,830,263
Series 2019-02A, Class A, 144A
2.780%	04/20/28		900	919,286
Series 2021-01A, Class B, 144A
2.470%	11/20/31		100	100,464
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		600	611,575
Series 2020-AA, Class A, 144A
2.190%	08/21/34		400	408,790
Marlette Funding Trust,
Series 2019-03A, Class A, 144A
2.690%	09/17/29		3	3,179
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,100	1,114,467
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		1,300	1,321,234
Series 2019-A, Class D, 144A
6.220%	08/08/25		1,400	1,433,870
Oportun Funding XIV LLC,
Series 2021-A, Class B, 144A
1.760%	03/08/28		300	300,768

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.936%(c)	02/25/23		420	$421,034
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.736%(c)	08/25/25		1,000	998,641
				11,509,783
Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		1,000	1,159,005
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.450%(c)	11/15/28	GBP	1,275	1,743,586
				2,902,591
Home Equity Loans — 0.4%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.866%(c)	04/25/34		685	677,348
Series 2005-WF01, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
0.776%(c)	05/25/35		1,074	1,073,290
Asset-Backed Funding Certificates Trust,
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.786%(c)	06/25/34		38	37,643
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.686%(c)	10/25/34		326	324,697
Series 2006-OPT02, Class A2, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	10/25/36		2,452	2,394,867
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2005-HE04, Class M7, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
1.931%(c)	05/25/35		1,424	1,466,858
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.376%(c)	09/25/36		580	563,144
Series 2007-AHL01, Class A2C, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.296%(c)	12/25/36		2,900	2,821,659
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
0.776%(c)	10/25/35		400	392,385
First NLC Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 0.070% (Cap N/A, Floor 0.070%)
0.156%(c)	08/25/37		803	520,494
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
0.881%(c)	07/25/34	119	$118,287
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
0.941%(c)	08/25/34	129	128,196
Series 2005-02, Class M6, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.286%(c)	07/25/35	2,000	2,009,144
Series 2005-08, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
0.761%(c)	02/25/36	900	896,678
Series 2005-09, Class M1, 1 Month LIBOR + 0.615% (Cap N/A, Floor 0.615%)
0.701%(c)	04/25/36	1,383	1,377,682
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
0.746%(c)	01/25/35	602	601,099
Series 2007-HE06, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.146%(c)	05/25/37	17	15,293
New Century Home Equity Loan Trust,
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.765%)
0.851%(c)	02/25/35	561	556,969
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-FM01, Class 2A4, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
0.746%(c)	11/25/35	3,000	2,913,047
Series 2006-WF01, Class M2, 1 Month LIBOR + 0.435% (Cap N/A, Floor 0.435%)
0.521%(c)	03/25/36	623	620,120
NovaStar Mortgage Funding Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.705% (Cap 11.000%, Floor 0.705%)
0.791%(c)	01/25/36	280	279,726
Option One Mortgage Loan Trust,
Series 2004-03, Class M2, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
0.941%(c)	11/25/34	549	545,253
Series 2006-01, Class M1, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
0.626%(c)	01/25/36	1,800	1,778,787
RAMP Trust,
Series 2005-EFC04, Class M3, 1 Month LIBOR + 0.480% (Cap 14.000%, Floor 0.720%)
0.806%(c)	09/25/35	115	114,939
RASC Trust,
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.660% (Cap 14.000%, Floor 0.660%)
0.746%(c)	11/25/35	921	919,607
Series 2006-KS07, Class M1, 1 Month LIBOR + 0.280% (Cap 14.000%, Floor 0.280%)
0.366%(c)	09/25/36	2,200	2,161,382

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Renaissance Home Equity Loan Trust,
Series 2007-03, Class AF3
7.238%	09/25/37	533	$308,818
Soundview Home Loan Trust,
Series 2005-OPT02, Class M2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
0.926%(c)	08/25/35	2,200	2,132,209
Series 2006-NLC01, Class A1, 144A, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.146%(c)	11/25/36	22	8,824
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.026%(c)	11/25/33	39	37,633
Washington Mutual Asset-Backed Certificates Trust,
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.336%(c)	04/25/37	3,722	1,820,689
			29,616,767
Other — 0.1%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.886%(c)	06/25/24	3,780	3,741,380
Residential Mortgage-Backed Securities — 0.8%
Ameriquest Mortgage Securities Trust,
Series 2006-R01, Class M1, 1 Month LIBOR + 0.585% (Cap N/A, Floor 0.585%)
0.671%(c)	03/25/36	1,180	1,175,974
Asset-Backed Pass-Through Certificates,
Series 2005-R04, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
0.761%(c)	07/25/35	279	278,658
Carrington Mortgage Loan Trust,
Series 2006-FRE01, Class A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.336%(c)	04/25/36	2,460	2,240,043
C-BASS Trust,
Series 2006-CB09, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.146%(c)	11/25/36	17	9,892
Citigroup Mortgage Loan Trust,
Series 2007-WFH02, Class M2, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.450%)
0.761%(c)	03/25/37	8,000	7,915,357
Countrywide Asset-Backed Certificates,
Series 2004-ECC01, Class M2, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.136%(c)	09/25/34	359	358,466
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	06/25/37	1,858	1,766,582
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
0.881%(c)	02/25/36	313	$312,988
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.546%(c)	05/25/36	1,920	1,913,358
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.826%(c)	08/25/47	1,080	1,067,729
Credit Suisse Mortgage Trust,
Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%
2.233%(c)	04/25/38	807	817,266
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.212%(c)	07/25/37	31	25,105
CSAB Mortgage-Backed Trust,
Series 2006-04, Class A6A
6.184%(cc)	12/25/36	35	11,542
Ellington Loan Acquisition Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.186%(c)	05/25/37	125	124,964
Fieldstone Mortgage Investment Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.380% (Cap 12.250%, Floor 0.380%)
0.466%(c)	05/25/36	1,458	1,191,801
First Franklin Mortgage Loan Trust,
Series 2004-FF10, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)
1.361%(c)	07/25/34	1,085	1,088,343
Series 2006-FF05, Class 2A4, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
0.566%(c)	04/25/36	1,100	1,011,405
Series 2006-FF10, Class A1, 1 Month LIBOR + 0.115% (Cap N/A, Floor 0.000%)
0.201%(c)	07/25/36	1,684	1,626,496
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.396%(c)	07/25/36	715	703,350
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
0.821%(c)	09/25/35	92	91,874
Series 2006-NC02, Class A2B, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.266%(c)	06/25/36	1,071	747,875
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.236%(c)	12/25/46	1,958	1,334,125
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH02, Class AV5, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.296%(c)	10/25/36	50	49,947

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-WMC03, Class A3, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.196%(c)	08/25/36	51	$40,413
Series 2007-CH01, Class MV6, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
0.636%(c)	11/25/36	7,700	7,634,133
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	239	239,213
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59	524	524,674
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59	142	142,912
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	1,066	1,066,787
Long Beach Mortgage Loan Trust,
Series 2005-WL02, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.866%(c)	08/25/35	2,000	1,991,275
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM04, Class A2A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.246%(c)	09/25/37	4	1,990
Series 2007-HE02, Class A2A, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.326%(c)	02/25/37	9	3,976
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.986%(c)	05/25/34	2,178	2,132,694
Series 2005-WMC01, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.866%(c)	01/25/35	1,793	1,789,436
Series 2006-WMC02, Class A2FP, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
0.186%(c)	07/25/36	36	18,251
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-02, Class A1, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
0.136%(c)	11/25/36	1	376
Pretium Mortgage Credit Partners I LLC,
Series 2020-RPL02, Class A1, 144A
3.179%	06/27/69	1,521	1,524,320
RASC Trust,
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.495%)
0.581%(c)	04/25/36	300	300,190
Saxon Asset Securities Trust,
Series 2005-01, Class M2, 1 Month LIBOR + 0.720% (Cap 10.000%, Floor 0.720%)
0.806%(c)	05/25/35	500	495,527
Series 2005-01, Class M3, 1 Month LIBOR + 0.780% (Cap 10.000%, Floor 0.780%)
0.866%(c)	05/25/35	772	757,344
Series 2006-02, Class M1, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.376%(c)	09/25/36	3,000	2,934,449
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.396%(c)	09/25/37		435	$429,305
Securitized Asset-Backed Receivables LLC Trust,
Series 2005-OP02, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
0.761%(c)	10/25/35		1,400	1,397,690
Series 2007-BR05, Class A2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.216%(c)	05/25/37		169	147,596
Series 2007-HE01, Class A2A, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.146%(c)	12/25/36		57	18,574
Series 2007-NC01, Class A2A, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
0.136%(c)	12/25/36		1	1,004
Stanwich Mortgage Loan Co. LLC,
Series 2019-NPB01, Class A1, 144A
3.375%	08/15/24		14	13,862
Structured Asset Investment Loan Trust,
Series 2005-04, Class M3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
0.806%(c)	05/25/35		177	177,497
Series 2005-06, Class M3, 1 Month LIBOR + 0.810% (Cap N/A, Floor 0.810%)
0.896%(c)	07/25/35		3,000	2,980,936
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	2,927	2,932,560
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59		6,728	6,968,459
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.086%(c)	05/25/58		2,156	2,172,463
Series 2020-01, Class A1, 144A
2.710%(cc)	01/25/60		1,650	1,693,980
Series 2020-02, Class A1A, 144A
1.636%(cc)	04/25/60		1,781	1,794,506
Washington Mutual Asset-Backed Certificates Trust,
Series 2006-HE05, Class 2A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.146%(c)	10/25/36		64	33,234
				68,222,766
Student Loans — 0.1%
SLM Student Loan Trust,
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
0.675%(c)	10/25/64		834	839,103
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		2,719	2,812,756
Series 2019-D, Class 1PT, 144A
2.823%(cc)	01/16/46		2,343	2,421,636

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		2,005	$2,051,141
				8,124,636

Total Asset-Backed Securities (cost $291,456,330)				296,230,655
Bank Loans — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
3.340%(c)	08/24/26		378	235,192
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25		101	110,696
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Facility B Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	870	1,002,059
Term B, 3 Month GBP LIBOR + 4.750%
4.832%(c)	02/06/25	GBP	386	517,106
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 1 - 6 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)
7.000%(c)	04/30/27	EUR	2,400	2,807,840
				4,327,005
Telecommunications — 0.0%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.334%(c)	03/15/27		910	899,054
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%
3.430%(c)	05/27/24		645	622,188
				1,521,242

Total Bank Loans (cost $6,299,238)				6,194,135
Commercial Mortgage-Backed Securities — 1.4%
ACRES Commercial Realty Corp.,
Series 2020-RSO09, Class A, 144A, 30 Day Average SOFR + 2.614% (Cap N/A, Floor 2.500%)
2.664%(c)	04/17/37		541	541,184
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.315%(cc)	05/15/49		4,200	4,442,129
BAMLL Commercial Mortgage Securities Trust,
Series 2021-JACX, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.150%(c)	09/15/38		2,400	2,401,503
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60		4,200	4,492,941
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-BNK06, Class A4
3.254%	07/15/60	900	$967,908
Series 2019-BN18, Class A3
3.325%	05/15/62	1,400	1,515,545
Series 2021-BN33, Class A4
2.270%	05/15/64	3,500	3,555,828
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,182,221
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	510,575
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	418,547
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,610	1,522,401
Series 2018-CHRS, Class D, 144A
4.409%(cc)	08/05/38	550	545,386
Series 2019-C03, Class A3
3.319%	05/15/52	2,600	2,812,739
Benchmark Mortgage Trust,
Series 2019-B10, Class A3
3.455%	03/15/62	2,300	2,504,086
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,951,702
Series 2019-B14, Class A3
3.090%	12/15/62	950	1,019,434
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,675,390
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.084%(c)	10/15/36	990	990,901
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.384%(c)	10/15/36	1,237	1,240,608
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.084%(c)	12/15/36	1,106	1,106,952
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,919,171
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	3,000	3,236,176
Series 2017-CD05, Class A3
3.171%	08/15/50	3,300	3,528,033
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.355%(cc)	02/10/48	76,865	703,945
Commercial Mortgage Trust,
Series 2017-COR02, Class A2
3.239%	09/10/50	3,750	4,002,238
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.234%(c)	05/15/36	2,500	2,504,001

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		2,970	$3,185,732
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49		750	823,069
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36		1,300	1,332,125
Series 2016-85T, Class E, 144A
3.935%(cc)	12/10/36		1,200	1,165,916
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		3,030	3,184,129
Series 2017-C06, Class A4
3.071%	06/10/50		2,700	2,905,152
DROP Mortgage Trust,
Series 2021-FILE, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.230%(c)	04/15/26		1,700	1,705,271
European Loan Conduit No. 36 DAC (Ireland),
Series 36A, Class A1, 144A, 3 Month EURIBOR + 1.000% (Cap 6.000%, Floor 1.000%)
1.000%(c)	02/17/30	EUR	799	926,797
FHLMC Multifamily Structured Pass-Through Certificates,
Series K122, Class X1, IO
0.974%(cc)	11/25/30		15,383	1,061,117
Series KG03, Class X1, IO
1.483%(cc)	06/25/30		23,545	2,413,513
FREMF Mortgage Trust,
Series 2017-K63, Class X2A, IO, 144A
0.100%	02/25/50		463,366	2,032,463
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A4
3.890%	07/10/51		1,550	1,741,392
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class XA, IO
2.078%(cc)	11/10/45		2,315	29,100
Series 2017-GS06, Class A2
3.164%	05/10/50		3,100	3,308,850
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34		310	327,229
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4
3.195%	09/15/50		3,000	3,191,702
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50		1,748	1,853,222
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49		1,698	1,764,111
Series 2019-FL12, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.534%(c)	12/15/31		2,556	2,539,273
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		2,450	$2,643,779
Manhattan West Mortgage Trust,
Series 2020-01MW, Class A, 144A
2.130%	09/10/39		2,300	2,344,599
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52		1,600	1,686,736
One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.834%(c)	01/15/26		625	629,690
Ready Capital Mortgage Financing LLC,
Series 2021-FL06, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.036%(c)	07/25/36		2,300	2,292,908
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53	CAD	696	563,435
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	239,987
STWD Mortgage Trust (Cayman Islands),
Series 2021-HTS, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.134%(c)	04/15/34		2,000	1,998,477
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50		3,200	3,389,753
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		1,647	1,719,377
Series 2016-C35, Class A3
2.674%	07/15/48		4,500	4,681,355
Series 2016-LC24, Class A3
2.684%	10/15/49		1,600	1,671,856
Series 2017-C40, Class A3
3.317%	10/15/50		1,330	1,426,996
Series 2017-RB01, Class A4
3.374%	03/15/50		4,700	5,092,544
Series 2019-C52, Class A4
2.643%	08/15/52		2,000	2,076,973
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)
4.584%(c)	05/15/31		2,300	2,305,754

Total Commercial Mortgage-Backed Securities (cost $119,002,512)				123,545,926
Corporate Bonds — 8.8%
Aerospace & Defense — 0.1%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31		2,230	2,139,809

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	2,560	$2,652,034
3.750%	02/01/50	660	669,140
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	1,425	1,478,623
7.500%	03/15/25	900	919,866
7.875%	04/15/27	2,025	2,099,569
Spirit AeroSystems, Inc.,
Gtd. Notes
3.950%	06/15/23(a)	400	406,145
			10,365,186
Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	853	861,889
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	377	384,664
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22	1,750	1,765,431
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	1,780	2,081,418
5.250%	05/04/25	830	939,354
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28	5,541	5,187,528
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	1,148	1,196,340
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	565	580,880
4.625%	04/15/29	140	144,728
			13,142,232
Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,525	1,605,082
5.291%	12/08/46(a)	4,225	4,708,780
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	198,647
2.979%	08/03/22	1,400	1,414,954
3.339%	03/28/22	2,200	2,216,089
3.350%	11/01/22	500	508,755
3.370%	11/17/23	300	306,994
3.375%	11/13/25	700	720,587
3.813%	10/12/21	1,466	1,467,896
4.000%	11/13/30	200	207,979
4.375%	08/06/23	300	312,412
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	12/07/22	EUR	500	$576,853
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		20	26,877
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	04/10/22		3,125	3,158,325
3.700%	05/09/23		1,605	1,675,194
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
2.450%	09/15/28(a)		500	494,743
2.600%	09/28/22		100	101,804
2.800%	01/13/22		500	502,969
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.522%	09/17/25(a)		300	319,064
4.345%	09/17/27		2,400	2,639,227
4.810%	09/17/30		300	337,622
Volkswagen International Finance NV (Germany),
Gtd. Notes, 3 Month EURIBOR + 1.550%
0.997%(c)	11/16/24	EUR	500	600,817
				24,101,670
Auto Parts & Equipment — 0.1%
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)		1,175	954,722
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)		650	685,491
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.875% or PIK 4.625%
3.875%	05/15/27	EUR	100	118,887
Sr. Sec’d. Notes, 144A, Cash coupon 6.000% or PIK 6.750%
6.000%	05/15/27(a)		1,100	1,148,544
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30		950	964,909
				3,872,553
Banks — 3.6%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23		400	430,246
Banca Carige SpA (Italy),
Covered Bonds, 3 Month EURIBOR + 1.500%
0.951%(c)	05/25/22	EUR	3,000	3,493,598
Covered Bonds, 3 Month EURIBOR + 1.700%
1.151%(c)	10/25/21	EUR	3,100	3,592,931
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
0.875%	10/08/27	EUR	1,500	1,810,447
Sr. Unsec’d. Notes, EMTN
2.625%	04/28/25	EUR	500	592,293

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	09/24/23(oo)	EUR	400	$496,353
Banco de Sabadell SA (Spain),
Sr. Unsec’d. Notes
1.125%(ff)	03/11/27	EUR	100	119,157
Sr. Unsec’d. Notes, EMTN
0.875%	07/22/25	EUR	100	118,323
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25		2,200	2,288,504
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26		1,000	1,012,526
3.848%	04/12/23		600	629,933
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	09/24/22		400	409,850
4.500%	09/24/24		5,100	5,339,657
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)		1,700	1,939,256
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)		930	986,505
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		4,145	4,237,416
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		1,790	1,722,830
2.496%(ff)	02/13/31		5,660	5,727,668
4.271%(ff)	07/23/29		730	827,756
Sub. Notes, MTN
4.450%	03/03/26		4,090	4,580,936
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24	EUR	200	196,340
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.125%(ff)	12/15/25(a)(oo)		1,600	1,772,516
7.875%(ff)	03/15/22(oo)		1,400	1,434,441
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.555%(c)	02/15/23		800	803,589
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.625%
1.744%(c)	01/10/23		2,600	2,610,415
Sr. Unsec’d. Notes, 3 Month BBSW + 1.800%
1.811%(c)	06/15/23	AUD	1,500	1,108,337
Sr. Unsec’d. Notes
4.375%	01/12/26		700	780,753
Sub. Notes
4.836%	05/09/28(a)		1,090	1,233,444
5.088%(ff)	06/20/30		1,898	2,193,569
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.675%(ff)	06/30/27		900	897,266
1.904%(ff)	09/30/28		1,400	1,393,530
2.219%(ff)	06/09/26		2,360	2,422,382
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.277%(ff)	01/20/32		500	$485,586
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27		285	308,194
Sub. Notes, 144A, MTN
4.500%	03/15/25		1,075	1,180,062
4.875%	04/01/26		365	411,968
China Development Bank (China),
Unsec’d. Notes, Series 1610
3.180%	04/05/26	CNH	7,000	1,090,176
Unsec’d. Notes, Series 1710
4.040%	04/10/27	CNH	47,900	7,752,684
Unsec’d. Notes, Series 1715
4.240%	08/24/27	CNH	376,100	61,565,271
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		1,635	1,676,611
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.550%(c)	09/01/23		1,500	1,517,108
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		10,080	10,268,660
Sub. Notes
4.600%	03/09/26		745	842,133
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.860%
0.992%(c)	09/26/23		1,400	1,417,621
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes
7.125%(ff)	07/29/22(oo)		900	933,809
Jr. Sub. Notes, 144A
6.250%(ff)	12/18/24(oo)		1,000	1,078,760
6.375%(ff)	08/21/26(oo)		200	219,628
7.500%(ff)	07/17/23(oo)		1,400	1,496,083
Sr. Unsec’d. Notes
3.750%	03/26/25		240	258,896
3.800%	06/09/23		1,650	1,737,346
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,150	1,172,301
4.194%(ff)	04/01/31		400	447,414
4.207%(ff)	06/12/24		1,728	1,824,852
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	09/15/22		3,350	3,460,605
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24		2,400	2,459,507
3.035%(ff)	05/28/32		1,050	1,071,423
3.300%	11/16/22		3,400	3,505,718
3.547%(ff)	09/18/31		1,425	1,522,415
3.961%(ff)	11/26/25(a)		2,500	2,704,158
4.250%	10/14/21		3,200	3,203,442
Sr. Unsec’d. Notes, EMTN
1.750%	01/17/28	EUR	800	980,951
1.875%(ff)	12/22/28	GBP	600	800,288
2.625%	02/12/26	EUR	2,000	2,536,613

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
3.729%(ff)	01/14/32		1,400	$1,444,936
5.882%(ff)	07/08/31		800	947,551
Development Bank of Mongolia LLC (Mongolia),
Unsec’d. Notes
7.250%	10/23/23		800	855,803
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23		500	518,201
3.450%	07/27/26		390	422,678
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)		440	488,421
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		365	365,719
Sr. Unsec’d. Notes
3.750%	02/25/26		235	257,641
3.850%	01/26/27		1,905	2,092,955
4.223%(ff)	05/01/29		200	226,260
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(a)(oo)		900	898,433
Sr. Unsec’d. Notes
1.750%(ff)	07/24/27	GBP	900	1,211,328
3.803%(ff)	03/11/25		400	426,600
4.041%(ff)	03/13/28		200	221,306
4.583%(ff)	06/19/29		500	568,525
4.950%	03/31/30		300	356,834
ING Bank NV (Netherlands),
Covered Bonds, 144A, MTN
2.625%	12/05/22(a)		900	924,764
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.130%(c)	10/02/23		1,600	1,623,262
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)		575	600,397
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		475	485,912
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)		565	567,629
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
3.926%(c)	11/01/21(oo)		2,750	2,756,293
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29		2,780	2,786,119
2.580%(ff)	04/22/32		3,865	3,925,057
3.964%(ff)	11/15/48		930	1,081,692
4.005%(ff)	04/23/29		1,565	1,750,727
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
4.947%(ff)	06/27/25(oo)	EUR	200	253,757
Sr. Unsec’d. Notes, EMTN
3.500%(ff)	04/01/26	EUR	600	777,834
Sub. Notes
4.650%	03/24/26		3,500	3,933,926
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.114%(c)	09/11/24		1,700	$1,722,306
Sr. Unsec’d. Notes
1.241%(ff)	07/10/24		3,500	3,540,089
3.922%(ff)	09/11/24		1,100	1,168,311
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42		475	496,633
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		6,130	6,025,757
3.875%	01/27/26		910	1,005,819
Sub. Notes, GMTN
4.350%	09/08/26		1,450	1,635,081
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
5.125%(ff)	05/12/27(oo)	GBP	1,500	2,170,156
6.000%(ff)	12/29/25(a)(oo)		1,300	1,458,807
8.000%(ff)	08/10/25(a)(oo)		1,100	1,303,610
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
1.682%(c)	06/25/24		700	714,345
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24		500	532,205
5.076%(ff)	01/27/30		2,800	3,305,973
Nykredit Realkredit A/S (Denmark),
Covered Bonds, Series 01E
0.500%	10/01/43	DKK	11,156	1,611,671
1.000%	10/01/53	DKK	25,882	3,747,881
1.500%	10/01/50	DKK	—(r)	—
1.500%	10/01/50	DKK	—(r)	—
2.500%	10/01/47	DKK	1	177
Covered Bonds, Series 01EE
1.000%	10/01/50	DKK	102,948	14,926,541
1.500%	10/01/53	DKK	500	75,536
1.500%	10/01/53	DKK	8,286	1,235,896
Covered Bonds, Series CCE
1.000%	10/01/50	DKK	47,249	6,921,503
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	06/24/22(oo)	GBP	200	278,880
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25		1,100	1,102,133
4.796%(ff)	11/15/24		2,700	2,923,405
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
5.250%	05/23/23		1,000	1,054,185
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		3,000	3,207,599
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23		2,300	2,314,800
2.678%(ff)	06/29/32		500	497,457
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.000%	01/24/22		300	302,953

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS AG (Switzerland),
Sub. Notes
5.125%	05/15/24		1,300	$1,422,325
UBS Group AG (Switzerland),
Jr. Sub. Notes
5.750%(ff)	02/19/22(oo)	EUR	1,600	1,883,334
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(a)(oo)		1,300	1,313,930
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23		1,620	1,653,678
UniCredit SpA (Italy),
Jr. Sub. Notes
9.250%(ff)	06/03/22(oo)	EUR	800	975,033
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		555	563,472
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23		6,200	7,065,829
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(a)(oo)		2,200	2,268,336
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		10,000	10,313,870
				302,643,126
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		1,085	1,468,972
Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		1,075	1,135,296
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		775	790,401
				1,925,697
Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		1,750	2,140,401
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25		858	928,003
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	1,700	1,986,496
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24		2,270	2,522,173
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,000	1,050,451
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		175	198,311
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
OCP SA (Morocco),
Sr. Unsec’d. Notes
5.125%	06/23/51	300	$296,952
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	1,200	1,228,072
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26	340	344,729
5.875%	03/27/24	325	341,845
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	375	346,875
10.875%	08/01/24	92	99,072
			11,483,380
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	585	618,961
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	2,670	2,889,692
4.500%	02/15/45	625	757,906
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,030	1,076,119
Massachusetts Institute of Technology,
Unsec’d. Notes
4.678%	07/01/2114	254	364,939
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	848	937,316
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	25	25,293
3.875%	02/15/31(a)	725	742,434
5.250%	01/15/30(a)	1,100	1,202,313
			8,614,973
Computers — 0.0%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
6.020%	06/15/26	300	357,799
NetApp, Inc.,
Sr. Unsec’d. Notes
3.250%	12/15/22	1,000	1,024,480
			1,382,279
Diversified Financial Services — 0.4%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27	6	5,901
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27	500	533,209

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
0.750%	03/18/24		300	$301,418
Doric Nimrod Air Alpha 2013-1 Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25		541	543,120
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24		341	341,828
Jyske Realkredit A/S (Denmark),
Covered Bonds, Series 111E
2.500%	10/01/47	DKK	1	150
Covered Bonds, Series CCE
0.500%	10/01/43	DKK	3,627	524,273
1.000%	10/01/50	DKK	27,432	4,029,580
1.000%	10/01/50	DKK	27,308	3,962,467
1.000%	10/01/53	DKK	10,661	1,521,266
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
2.851%	11/16/09(d)		400	2,720
2.907%	12/23/08(d)		200	1,360
5.625%	01/24/13(d)		1,700	11,560
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
6.125%	10/31/22		1,100	1,133,842
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28		745	767,203
6.000%	01/15/27		225	235,770
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.500%	10/01/53	DKK	12,200	1,822,964
Covered Bonds, Series CC2
0.500%	10/01/43	DKK	1,566	226,844
1.000%	10/01/50	DKK	32,169	4,724,724
1.000%	10/01/50	DKK	42,267	6,141,106
2.500%	10/01/47	DKK	—(r)	50
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		400	397,157
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		400	428,478
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28		200	235,553
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	10/01/53	DKK	38,638	5,507,119
Covered Bonds, Series 23S, MTN
2.500%	04/01/47	DKK	11	1,771
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.950%	10/24/22		1,100	1,119,957
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Swiss Insured Brazil Power Finance Sarl (Brazil),
Sr. Sec’d. Notes, 144A
9.850%	07/16/32	BRL	15,910	$2,861,935
				37,383,325
Electric — 0.3%
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes
3.949%	02/12/30		1,800	1,799,222
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)		500	492,691
5.000%	02/01/31		925	924,840
5.125%	03/15/28		700	708,947
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	534,257
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		1,020	1,123,705
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26		405	430,112
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		1,385	1,462,119
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28		1,700	1,689,251
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25		350	364,561
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25		780	828,122
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		280	358,305
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		840	844,550
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		600	672,695
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24		700	754,454
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		550	585,279
Gtd. Notes, 144A
3.375%	02/15/29		100	98,617
3.625%	02/15/31(a)		1,175	1,154,598
Oglethorpe Power Corp.,
First Mortgage
3.750%	08/01/50		705	750,952

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		1,250	$1,456,108
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		100	97,577
2.950%	03/01/26		100	102,685
3.150%	01/01/26		100	103,350
3.450%	07/01/25(a)		100	104,436
3.950%	12/01/47		100	95,682
4.000%	12/01/46		100	95,821
4.500%	07/01/40		100	102,254
4.550%	07/01/30		1,425	1,541,346
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43		910	1,164,972
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	102	115,308
4.875%	07/17/49		3,800	4,062,489
Sr. Unsec’d. Notes, EMTN
3.375%	02/05/30		2,100	2,156,379
Southern California Edison Co.,
First Mortgage
0.700%	04/03/23		700	701,816
1.100%	04/01/24		200	200,987
First Mortgage, SOFR + 0.830%
0.880%(c)	04/01/24		300	300,916
Vistra Operations Co. LLC,
Gtd. Notes, 144A (original cost $988,125; purchased 06/06/19 - 05/21/21)(f)
5.000%	07/31/27		965	996,741
				28,976,144
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		500	533,292
Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26		259	250,305
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		300	310,511
				560,816
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		775	771,857
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	2,300	3,044,787
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,200	$1,580,907
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.650%	03/15/23		887	925,495
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		1,000	1,112,595
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39		600	700,768
4.875%	10/01/49		1,010	1,229,870
				9,366,279
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		700	790,384
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,080	2,260,940
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		350	410,575
				3,461,899
Healthcare-Products — 0.1%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		2,500	2,581,802
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,145	1,335,255
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	430	504,825
1.625%	10/15/50	EUR	395	469,325
2.250%	03/07/39	EUR	200	268,983
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		225	225,000
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29		150	150,000
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	551,256
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	550	653,099
1.875%	10/01/49	EUR	375	457,716
				7,197,261

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,410	$2,060,291
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29		2,460	2,748,134
5.125%	06/15/39		1,225	1,513,184
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		1,160	1,159,706
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
3.500%	03/30/25		1,650	1,776,218
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28		450	472,229
				9,729,762
Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)		985	1,005,170
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		925	946,345
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)		230	247,610
				2,199,125
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26		145	159,813
Insurance — 0.1%
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		660	869,553
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29		420	468,690
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	1,100	1,411,397
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	700	845,492
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		3,600	4,184,487
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,530	1,977,827
				9,757,446
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.625%	07/06/27(a)	2,000	$2,187,878
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.240%	06/03/50	1,250	1,186,630
3.975%	04/11/29	2,000	2,193,649
			5,568,157
Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
1.300%	10/01/23	400	400,529
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	330	377,460
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25	900	968,942
5.400%	08/08/28	1,100	1,216,213
			2,963,144
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
1.950%	01/30/28	2,640	2,650,903
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	900	915,448
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.700%	04/01/51	750	726,115
4.464%	07/23/22	5,700	5,844,359
5.050%	03/30/29	1,750	2,043,757
5.375%	05/01/47	300	359,352
6.384%	10/23/35	1,525	2,003,005
6.484%	10/23/45	955	1,296,255
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	1,865	2,099,143
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	690	641,333
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	700	663,555
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	230	101,451
Sr. Sec’d. Notes, 144A
5.375%	08/15/26(a)	300	198,742
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	53	54,823
5.300%	05/15/49	1,650	2,058,831

A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28(a)		300	$318,163
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40		700	771,993
3.600%	01/13/51		800	894,081
				20,990,406
Mining — 0.1%
Antofagasta PLC (Chile),
Sr. Unsec’d. Notes, 144A
2.375%	10/14/30(a)		1,200	1,159,004
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		550	711,309
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		370	506,484
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		560	767,658
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31		4,000	4,297,233
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		250	349,153
				7,790,841
Miscellaneous Manufacturing — 0.1%
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31(a)		5,450	5,453,419
Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	09/01/23	AUD	600	433,816
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23	AUD	2,900	2,100,817
				2,534,633
Oil & Gas — 0.9%
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26		415	470,060
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		325	335,602
9.000%	11/01/27		53	72,610
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28		325	354,588
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)		2,050	2,186,194
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29(a)	1,268	$1,420,736
5.400%	06/15/47	870	1,070,747
Chevron USA, Inc.,
Gtd. Notes
5.050%	11/15/44	655	874,139
5.250%	11/15/43	500	674,154
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)	125	125,948
ConocoPhillips,
Gtd. Notes, 144A
4.850%	08/15/48	500	647,229
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	500	626,917
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes
4.500%	09/14/47	1,500	1,511,236
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	100	102,045
4.875%	03/30/26	37	37,944
5.375%	03/30/28	620	634,511
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22	770	793,967
4.950%	03/23/27	2,000	2,218,192
5.150%	02/11/26	3,000	3,346,800
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22	1,530	1,566,765
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	1,610	1,793,066
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	1,335	1,473,753
4.750%	04/19/27	200	224,344
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27	250	262,570
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	1,275	1,437,413
7.500%	05/01/31	1,200	1,558,501
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes
6.720%	12/01/22	127	124,975
Sr. Sec’d. Notes, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26	1,759	414,897
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26	29	6,969
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26(a)	3,000	3,387,761

A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.150%	02/25/60		1,000	$989,203
5.625%	05/20/43(a)		3,500	4,155,599
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30(a)		1,295	1,369,054
5.600%	01/03/31		440	477,250
6.625%	01/16/34	GBP	630	980,047
7.375%	01/17/27		335	403,353
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24(d)		5,400	312,031
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	300	344,135
6.350%	02/12/48		602	506,576
6.490%	01/23/27		393	415,449
6.500%	03/13/27		5,200	5,488,667
6.500%	01/23/29		600	616,445
6.840%	01/23/30		200	205,894
7.690%	01/23/50		692	654,605
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	300	358,925
4.875%	02/21/28	EUR	730	854,384
Gtd. Notes, MTN
6.750%	09/21/47		15,000	13,091,162
6.875%	08/04/26		140	152,274
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
2.480%	01/28/32		2,300	2,295,540
3.500%	04/21/30		300	325,659
4.800%	04/21/60		1,000	1,305,464
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		1,690	1,616,202
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		600	595,678
2.250%	07/12/31		400	395,700
3.125%	07/12/41		1,025	1,025,885
3.300%	07/12/51		600	606,955
Range Resources Corp.,
Gtd. Notes
9.250%	02/01/26		1,000	1,090,394
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24		698	772,214
Sr. Sec’d. Notes, 144A
9.250%	07/06/24		1,559	1,726,126
9.750%	01/06/27		1,404	1,654,155
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31(a)		900	909,652
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
3.500%	11/24/70	1,000	$943,656
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	1,520	1,530,440
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	550	432,364
			78,355,770
Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
5.007%(s)	11/01/21(oo)	1,696	14,165
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	1,175	1,349,733
4.250%	11/21/49	1,700	2,012,769
4.500%	05/14/35	1,625	1,942,443
4.550%	03/15/35	2,115	2,529,511
4.850%	06/15/44	165	207,159
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	470	500,690
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	290	309,319
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29	200	186,237
5.250%	01/30/30	125	116,533
5.250%	02/15/31(a)	225	207,011
6.250%	02/15/29	500	494,656
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
1.126%(c)	12/15/23	700	708,402
Gtd. Notes, 144A
4.250%	12/15/25	500	552,339
4.375%	12/15/28	900	1,020,131
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	360	430,034
5.000%	08/15/45	596	800,973
Cigna Corp.,
Sr. Unsec’d. Notes
3.400%	03/15/50	425	439,151
3.400%	03/15/51	1,705	1,761,690
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	1,250	1,344,141
4.300%	03/25/28	219	249,721
4.780%	03/25/38	90	110,162
5.125%	07/20/45	690	888,765
5.300%	12/05/43	510	669,962

A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	600	$744,547
Gtd. Notes, 144A
3.125%	01/15/23	600	619,714
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	200	204,042
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	500	525,062
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	750	759,401
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	1,355	1,657,364
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	830	890,260
4.000%	06/22/50	750	797,179
			25,029,101
Pipelines — 0.4%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,400	1,474,846
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	1,555	1,726,904
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	725	756,456
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	800	831,949
Sr. Unsec’d. Notes
5.000%	05/15/50	725	837,121
5.300%	04/15/47	270	315,545
6.125%	12/15/45	210	267,264
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	475	459,251
4.900%	05/15/46	2,020	2,475,740
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	740	851,633
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30	990	1,002,692
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23(a)	900	943,477
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	1,055	1,011,942
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25		1,875	$1,969,144
MPLX LP,
Sr. Unsec’d. Notes
4.700%	04/15/48		1,145	1,319,532
5.200%	03/01/47		105	127,459
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30(a)		1,000	1,042,161
3.400%	09/01/29		1,720	1,827,394
4.550%	07/15/28		300	340,089
4.950%	07/13/47		770	902,955
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43		2,010	2,054,199
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		3,800	4,373,703
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25		375	405,666
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		70	72,137
4.125%	08/15/31		70	73,154
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		95	109,495
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		675	739,764
4.300%	03/04/24		2,275	2,443,827
4.850%	03/01/48		200	244,452
4.900%	01/15/45		287	344,509
				31,344,460
Real Estate — 0.1%
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
4.750%	01/17/23		200	200,142
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		900	916,691
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		610	644,241
Kennedy Wilson Europe Real Estate Ltd. (United Kingdom),
Sr. Unsec’d. Notes
3.950%	06/30/22	GBP	238	325,588
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		3,000	3,031,616
				5,118,278

A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		1,530	$1,703,885
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		700	781,124
5.300%	01/15/29		1,900	2,201,206
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		870	907,067
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31		1,475	1,485,144
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		200	213,612
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30		2,965	3,051,041
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31		3,100	3,363,277
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28		2,175	2,350,300
				16,056,656
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31(a)		530	502,850
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		925	977,094
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
4.250%	12/08/23	GBP	1,000	1,420,220
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
0.562%(c)	10/28/21		1,000	1,000,274
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		900	922,743
				4,823,181
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.766%(ff)	03/08/24		3,500	3,651,040
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		600	671,600
Gtd. Notes, 144A
2.450%	02/15/31		600	582,236
2.600%	02/15/33		300	290,063
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		5,000	$5,181,614
Marvell Technology, Inc.,
Gtd. Notes, 144A
1.650%	04/15/26		900	901,524
				7,627,037
Software — 0.1%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50		1,230	1,074,241
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	600	705,337
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28		2,500	2,557,660
2.875%	03/25/31		300	309,155
3.950%	03/25/51		100	105,940
4.100%	03/25/61		700	748,944
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27		100	111,375
				5,612,652
Telecommunications — 0.3%
Altice France SA (France),
Sr. Sec’d. Notes
4.125%	01/15/29	EUR	3,900	4,472,506
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		500	518,805
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33(a)		948	932,797
3.100%	02/01/43		500	481,199
3.300%	02/01/52(a)		500	481,514
3.500%	06/01/41		2,895	2,973,323
3.550%	09/15/55		2,194	2,163,146
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26		400	387,412
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		200	207,270
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		900	847,367
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		190	200,017
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)		1,000	1,125,395
SK Telecom Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.750%	04/16/23		300	314,158

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	900	$1,149,506
8.750%	03/15/32	500	747,370
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.550%	02/15/31(a)	4,080	4,097,024
4.500%	04/15/50	900	1,051,216
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.400%	03/22/41	1,430	1,492,207
4.522%	09/15/48	1,005	1,230,168
			24,872,400
Transportation — 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	101	118,785
Sr. Sec’d. Notes, 144A
5.875%	07/05/34(a)	3,853	4,513,842
Union Pacific Corp.,
Sr. Unsec’d. Notes, 144A
3.799%	04/06/71	845	951,731
			5,584,358
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	2,800	3,035,639
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22	500	508,882
			3,544,521

Total Corporate Bonds (cost $724,549,936)			747,910,352
Municipal Bonds — 0.2%
California — 0.0%
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	200	334,266
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,747	2,673,330
Illinois — 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	600	849,582
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	2,440	2,561,219
			3,410,801
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	$2,143,530
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,000	5,405,680
			7,549,210
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,500	2,787,690
Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,525	1,750,044
Texas — 0.0%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	1,450	1,448,202
Utah — 0.0%
Utah State Board of Regents,
Revenue Bonds, Series 2017-01, Class A, 1 Month LIBOR + 0.750% (Cap 25.000%, Floor 0.000%)
0.836%(c)	01/25/57	849	846,312
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	400	515,968

Total Municipal Bonds (cost $17,807,404)			21,315,823
Residential Mortgage-Backed Securities — 2.4%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
2.675%(cc)	09/25/35	43	41,518
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	5	4,464
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 2.040% (Cap N/A, Floor 2.040%)
2.132%(c)	11/25/35	7	7,058
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
1.592%(c)	11/25/35	7	6,903
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
1.092%(c)	12/25/35	101	92,677
Series 2005-76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
1.092%(c)	02/25/36	9	8,183
Series 2005-81, Class A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
0.646%(c)	02/25/37	800	703,915

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2005-82, Class A1, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
0.626%(c)	02/25/36		1,768	$1,523,764
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.540%)
0.626%(c)	08/25/35		1,318	887,108
Series 2006-02CB, Class A14
5.500%	03/25/36		20	12,357
Series 2006-40T1, Class 2A1
6.000%	12/25/36		1,081	486,844
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
0.466%(c)	09/25/46		34	33,824
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.267%(c)	02/20/47		1,171	914,445
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.246%(c)	02/25/47		67	63,062
Series 2007-04CB, Class 1A35
6.000%	04/25/37		790	793,347
Series 2007-16CB, Class 5A1
6.250%	08/25/37		20	15,084
American Home Mortgage Assets Trust,
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
0.792%(c)	02/25/47		1,305	732,694
Angel Oak Mortgage Trust,
Series 2020-04, Class A1, 144A
1.469%(cc)	06/25/65		1,116	1,124,861
Avon Finance No. 2 PLC (United Kingdom),
Series 02A, Class A, 144A, 3 Month SONIA + 0.900% (Cap N/A, Floor 0.000%)
0.950%(c)	09/20/48	GBP	1,559	2,105,204
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%
0.276%(c)	03/27/36		522	519,487
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.216%(c)	02/27/37		960	949,874
Banc of America Funding Trust,
Series 2006-08T02, Class A10
5.753%(cc)	10/25/36		12	12,190
Series 2006-J, Class 4A1
3.411%(cc)	01/20/47		339	327,230
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165%
0.251%(c)	09/29/36		722	717,748
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
2.487%(cc)	06/25/35		10	9,086
Series 2005-H, Class 2A1
2.970%(cc)	09/25/35		8	8,223
Series 2005-H, Class 2A5
2.970%(cc)	09/25/35		99	98,088
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Bancaja Fondo de Titulizacion de Activos (Spain),
Series 08, Class A
0.000%(cc)	10/25/37	EUR	144	$166,841
BCAP LLC Trust,
Series 2011-RR04, Class 8A2, 144A
13.575%(cc)	02/26/36		352	175,377
Series 2011-RR05, Class 12A2, 144A
4.801%(cc)	03/26/37		713	1,113,548
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-05, Class 1A2
2.489%(cc)	08/25/33		2	2,013
Series 2003-09, Class 2A1
2.929%(cc)	02/25/34		20	19,894
Series 2004-02, Class 22A
2.480%(cc)	05/25/34		3	3,354
Series 2004-10, Class 13A1
2.767%(cc)	01/25/35		25	25,737
Series 2004-10, Class 22A1
4.577%(cc)	01/25/35		12	12,146
Series 2005-01, Class 2A1
2.890%(cc)	03/25/35		15	14,748
Series 2005-04, Class 3A1
2.906%(cc)	08/25/35		133	134,038
Bear Stearns ALT-A Trust,
Series 2005-07, Class 22A1
2.910%(cc)	09/25/35		85	65,353
Series 2005-09, Class 24A1
3.057%(cc)	11/25/35		51	44,333
Series 2005-10, Class 24A1
2.619%(cc)	01/25/36		76	76,411
Series 2006-02, Class 23A1
3.311%(cc)	03/25/36		100	86,838
Series 2006-04, Class 21A1
2.706%(cc)	08/25/36		104	77,619
Series 2006-05, Class 2A2
3.445%(cc)	08/25/36		155	99,587
Series 2006-06, Class 32A1
2.973%(cc)	11/25/36		248	165,174
Series 2006-08, Class 3A1, 1 Month LIBOR + 0.320% (Cap 10.500%, Floor 0.320%)
0.406%(c)	02/25/34		33	32,324
Bear Stearns Mortgage Funding Trust,
Series 2006-AR05, Class 1A1, 1 Month LIBOR + 0.160% (Cap 10.500%, Floor 0.160%)
0.246%(c)	12/25/46		1,194	1,179,669
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
2.708%(cc)	01/26/36		449	374,025
Series 2007-R06, Class 2A1
2.727%(cc)	12/26/46		327	295,883
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.936%(c)	10/25/28		246	246,298

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.536%(c)	04/25/29	228	$228,534
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.186%(c)	07/25/29	370	370,215
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.686%(c)	07/25/29	1,200	1,203,466
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.486%(c)	10/25/29	446	446,500
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.086%(c)	10/25/29	1,600	1,600,506
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.086%(c)	08/26/30	225	229,627
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	06/25/30	221	220,764
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.686%(c)	06/25/30	335	338,609
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
1.450%(c)	09/25/31	150	150,367
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
2.050%(c)	09/12/26^	3,200	3,200,000
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.837%(c)	08/29/22	3,209	3,210,677
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
2.909%(cc)	07/25/37	69	65,021
CIM Trust,
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
1.086%(c)	02/25/49	510	510,066
Citigroup Mortgage Loan Trust,
Series 2004-HYB02, Class 2A
2.365%(cc)	03/25/34	13	13,441
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate CMT + 2.400% (Cap 9.844%, Floor 2.400%)
2.470%(c)	10/25/35	214	217,787
Series 2011-12, Class 3A2, 144A
2.922%(cc)	09/25/47	283	273,657
Series 2019-B, Class A1, 144A
3.258%(cc)	04/25/66	77	77,171
Series 2021-INV02, Class A3A, 144A
2.500%(cc)	05/25/51	1,191	1,207,897
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34	14	14,326
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2005-10, Class 1A2A
2.913%(cc)	12/25/35	29	$20,113
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.186%(c)	06/25/39	159	159,871
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.186%(c)	10/25/39	32	32,354
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.136%(c)	01/25/40	691	694,590
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
2.887%(cc)	08/25/34	7	7,047
Series 2004-12, Class 12A1
2.681%(cc)	08/25/34	5	5,142
Series 2004-22, Class A3
2.802%(cc)	11/25/34	298	302,793
Series 2004-HYB05, Class 2A1
2.698%(cc)	04/20/35	—(r)	185
Series 2005-02, Class 1A1, 1 Month LIBOR + 0.640% (Cap 10.500%, Floor 0.640%)
0.726%(c)	03/25/35	248	221,877
Series 2005-09, Class 1A1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.686%(c)	05/25/35	329	277,042
Series 2005-HYB06, Class 5A1
2.166%(cc)	10/20/35	8	7,781
Series 2005-HYB09, Class 5A1, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 0.000%)
2.109%(c)	02/20/36	149	150,436
Series 2007-18, Class 1A1
6.000%	11/25/37	94	70,276
Credit Suisse First Boston Mortgage-Backed Trust,
Series 2004-AR06, Class 9A2, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.740%)
0.826%(c)	10/25/34	2	2,119
Credit Suisse Mortgage Trust,
Series 2007-03, Class 1A6A
5.579%(cc)	04/25/37	170	69,064
Series 2010-18R, Class 4A4, 144A
2.402%(cc)	04/26/38	218	218,943
Series 2019-RPL09, Class A1, 144A
2.961%(cc)	10/27/59	1,462	1,472,155
Series 2021-INV01, Class A3, 144A
2.500%(cc)	07/25/56	795	809,172
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2003-03, Class 3A1
5.000%	10/25/21	3	3,246
Series 2007-AR02, Class A1, 1 Month LIBOR + 0.150% (Cap 10.500%, Floor 0.150%)
0.386%(c)	03/25/37	765	773,944

A28

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB04, Class A1B1, 1 Month LIBOR + 0.100% (Cap 9.000%, Floor 0.100%)
0.186%(c)	10/25/36		4	$3,293
Series 2006-AB04, Class A6A2
6.386%	10/25/36		30	30,567
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.786%(c)	11/25/28		516	516,703
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.886%(c)	04/25/29		180	180,785
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.200%(c)	10/25/33		435	439,477
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.750%(c)	10/25/33		670	686,863
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.270%(c)	06/15/40	GBP	702	911,505
Eurosail PLC (United Kingdom),
Series 2006-04X, Class A3C, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.223%(c)	12/10/44	GBP	208	279,159
Eurosail-UK PLC (United Kingdom),
Series 2007-03X, Class A3A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.017%(c)	06/13/45	GBP	315	424,145
Series 2007-03X, Class A3C, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.017%(c)	06/13/45	GBP	105	141,412
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.486%(c)	05/25/30		364	368,868
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		40	44,321
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.144%(c)	12/25/36		20	19,630
Series 2015-87, Class BF, 1 Month LIBOR + 0.300% (Cap 6.000%, Floor 0.300%)
0.386%(c)	12/25/45		965	973,903
Series 2018-16, Class MB
3.500%	07/25/46		2,150	2,194,301
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.436%(c)	03/25/29		21	21,347
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.050%(c)	11/25/50		370	388,732
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.936%(c)	02/25/50	912	$919,699
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.186%(c)	06/25/50	160	167,155
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.086%(c)	06/25/50	185	185,621
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.086%(c)	08/25/50	1,280	1,360,392
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.836%(c)	08/25/50	315	318,141
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
3.186%(c)	03/25/50	66	66,640
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.686%(c)	07/25/50	759	765,800
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.336%(c)	09/25/50	255	267,774
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.236%(c)	09/25/50	100	100,392
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
3.550%(c)	10/25/33	655	686,126
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
3.100%(c)	01/25/34	390	398,308
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
1.700%(c)	01/25/34	250	252,042
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.200%(c)	12/25/33	250	253,438
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
3.400%(c)	09/25/41	340	340,473
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	09/25/41	690	690,650
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.836%(c)	09/25/48	2	2,456
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.736%(c)	01/25/49	98	99,020
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
2.895%(cc)	03/25/35	197	150,772

A29

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR01, Class 1A1
2.816%(cc)	05/25/37		132	$76,390
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		57	67,593
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34		176	198,031
Series 4289, Class WZ
3.000%	01/15/44		796	839,916
Series 4768, Class VB
3.500%	06/15/38		1,068	1,077,594
Series 4779, Class WF, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.446%(c)	07/15/44		519	516,468
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.534%(c)	09/15/42		270	269,308
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49		2,999	3,012,512
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650% (Cap 11.000%, Floor 0.650%)
0.740%(c)	01/20/64		1,009	1,015,154
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.590%(c)	07/20/64		1,481	1,485,572
Series 2015-142, Class DZ
4.000%	10/20/45		2,533	2,789,264
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.770%(c)	08/20/61		12	12,476
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.090%(c)	01/20/66		1,669	1,701,252
Series 2017-121, Class PE
3.000%	07/20/46		40	41,054
Series 2017-133, Class EC
3.000%	05/20/47		21	21,062
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750% (Cap 7.500%, Floor 0.750%)
1.029%(c)	04/20/67		4,980	5,037,872
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
0.382%(c)	08/20/68		942	930,618
Great Hall Mortgages No. 1 PLC (United Kingdom),
Series 2006-01, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.222%(c)	06/18/38	GBP	20	26,106
Series 2007-01, Class A2A, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
0.202%(c)	03/18/39	GBP	34	45,644
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
2.477%(cc)	10/25/33		84	$86,597
GreenPoint MTA Trust,
Series 2005-AR03, Class 1A1, 1 Month LIBOR + 0.480% (Cap 10.500%, Floor 0.480%)
0.566%(c)	08/25/45		935	906,768
GS Mortgage-Backed Securities Trust,
Series 2021-GR02, Class A2, 144A
2.500%(cc)	02/25/52		993	1,009,048
Series 2021-INV01, Class A2, 144A
2.500%(cc)	12/25/51		1,685	1,705,221
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.226%(c)	01/26/37		460	457,312
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate CMT + 1.750% (Cap N/A, Floor 1.750%)
1.840%(c)	03/25/33		2	2,505
Series 2005-AR01, Class 1A1
2.654%(cc)	01/25/35		4	3,590
Series 2005-AR02, Class 2A1
2.623%(cc)	04/25/35		67	66,947
Series 2005-AR03, Class 6A1
2.903%(cc)	05/25/35		101	99,753
Series 2006-AR01, Class 2A1
2.967%(cc)	01/25/36		42	43,670
HarborView Mortgage Loan Trust,
Series 2004-01, Class 2A
2.117%(cc)	04/19/34		28	26,816
Series 2005-04, Class 3A1
2.676%(cc)	07/19/35		16	13,539
Series 2005-09, Class 2A1A, 1 Month LIBOR + 0.680% (Cap 11.000%, Floor 0.680%)
0.767%(c)	06/20/35		1,041	1,030,472
Series 2005-09, Class B1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.987%(c)	06/20/35		587	583,499
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.620% (Cap 11.000%, Floor 0.620%)
0.707%(c)	11/19/35		293	261,693
Hawksmoor Mortgage Funding PLC (United Kingdom),
Series 2019-01X, Class A, 3 Month SONIA + 1.050% (Cap N/A, Floor 0.000%)
1.100%(c)	05/25/53	GBP	1,581	2,139,312
Hawksmoor Mortgages (United Kingdom),
Series 2019-01A, Class A, 144A, 3 Month SONIA + 1.050% (Cap N/A, Floor 0.000%)
1.100%(c)	05/25/53	GBP	5,195	7,029,167
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.686%(c)	10/25/28		65	65,196

A30

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.736%(c)	05/25/29	163	$162,764
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
1.650%(c)	01/25/34	355	355,210
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.850%(c)	01/25/34	585	586,463
HomeBanc Mortgage Trust,
Series 2005-04, Class A2, 1 Month LIBOR + 0.660% (Cap 11.500%, Floor 0.660%)
0.746%(c)	10/25/35	20	20,133
Homeward Opportunities Fund I Trust,
Series 2020-02, Class A1, 144A
1.657%(cc)	05/25/65	1,016	1,020,430
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
0.246%(c)	03/25/37	306	303,285
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
2.930%(cc)	11/25/35	4	3,596
Series 2007-AR01, Class 1A2
3.014%(cc)	03/25/37	439	415,288
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
0.926%(c)	05/25/34	325	319,956
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.480% (Cap 11.000%, Floor 0.480%)
0.566%(c)	07/25/35	1,683	1,650,038
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.620% (Cap 10.500%, Floor 0.620%)
0.706%(c)	10/25/36	886	528,570
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.276%(c)	09/25/46	152	143,373
JPMorgan Mortgage Trust,
Series 2003-A02, Class 3A1
1.905%(cc)	11/25/33	2	2,484
Series 2005-A02, Class 7CB1
2.696%(cc)	04/25/35	4	3,815
Series 2005-A06, Class 2A1
2.566%(cc)	08/25/35	9	9,237
Series 2005-ALT01, Class 3A1
2.411%(cc)	10/25/35	39	34,212
Series 2006-A01, Class 3A2
2.701%(cc)	02/25/36	14	11,451
Series 2006-A07, Class 2A2
3.145%(cc)	01/25/37	441	418,060
Series 2007-A01, Class 1A1
2.765%(cc)	07/25/35	9	8,886
Series 2007-S03, Class 1A90
7.000%	08/25/37	161	115,526
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-INV04, Class A2, 144A
3.000%(cc)	01/25/52		4,566	$4,712,012
Series 2021-INV07, Class A2
2.500%	11/25/51^		6,700	6,882,240
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59		768	770,911
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59		4,271	4,306,523
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59		169	169,882
Series 2020-SL01, Class A, 144A
2.734%	01/25/60		714	719,805
Lehman XS Trust,
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.266%(c)	07/25/37		955	924,205
Series 2007-20N, Class A1, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.236%(c)	12/25/37		1,246	1,314,185
Ludgate Funding PLC (United Kingdom),
Series 2007-01, Class A2B
0.000%(cc)	01/01/61	EUR	2,553	2,856,391
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, 3 Month GBP LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.720%(c)	12/15/49	GBP	1,224	1,633,272
MASTR Adjustable Rate Mortgages Trust,
Series 2003-06, Class 2A1
1.761%(cc)	12/25/33		13	12,614
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
1.859%(cc)	02/25/33		22	21,527
Morgan Stanley Mortgage Loan Trust,
Series 2006-08AR, Class 5A4
2.038%(cc)	06/25/36		35	36,879
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.686%(c)	09/15/22		9,430	9,468,794
Series 2021-09, Class A1X, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.286%(c)	11/15/21		4,600	4,594,134
New Residential Mortgage Loan Trust,
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		213	229,578
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.836%(c)	01/25/48		292	292,139
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		4,835	4,994,280
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		1,801	1,852,170
Newgate Funding PLC (United Kingdom),
Series 2006-01, Class MB
0.000%(cc)	12/01/50	EUR	415	476,612

A31

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2007-01X, Class A3, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.227%(c)	12/01/50	GBP	2,481	$3,234,133
Series 2007-03X, Class A2B, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.056%(c)	12/15/50	EUR	1,561	1,782,585
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.070%(c)	12/15/50	GBP	800	1,065,543
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.320%(c)	12/15/50	GBP	200	265,791
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.636%(c)	07/25/28		136	136,325
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.486%(c)	07/25/29		46	45,883
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.736%(c)	06/25/57		88	88,166
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.902%(c)	12/25/22		2,716	2,726,606
Radnor Re Ltd. (Bermuda),
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.286%(c)	06/25/29		42	41,941
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.536%(c)	01/25/30		200	200,388
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.086%(c)	10/25/30		56	55,621
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)
4.686%(c)	10/25/30		520	522,932
Reperforming Loan REMIC Trust,
Series 2004-R02, Class 1AF2, 144A, 1 Month LIBOR + 0.420% (Cap 8.500%, Floor 0.420%)
0.506%(c)	11/25/34		666	618,272
Series 2006-R01, Class AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
0.426%(c)	01/25/36		801	789,457
Residential Accredit Loans Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		48	47,889
Series 2006-QO06, Class A1, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.446%(c)	06/25/46		484	150,305
Series 2006-QS06, Class 1A1
6.000%	06/25/36		477	456,839
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2007-QH08, Class A
1.015%(cc)	10/25/37		382	$374,524
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.236%(c)	02/25/47		1,296	645,510
Series 2007-QS03, Class A3
6.250%	02/25/37		1,794	1,754,649
Residential Asset Securitization Trust,
Series 2005-A04, Class A1, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
0.536%(c)	04/25/35		172	104,310
Residential Mortgage Securities PLC (United Kingdom),
Series 32A, Class A, 144A, 3 Month SONIA + 1.250% (Cap N/A, Floor 0.000%)
1.300%(c)	06/20/70	GBP	3,872	5,270,217
RESIMAC Bastille Trust (Australia),
Series 2018-01NCA, Class A1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
0.933%(c)	12/05/59		166	166,187
Series 2019-01NCA, Class A1, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.013%(c)	09/05/57		633	634,656
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.230%(c)	12/15/43	GBP	1,096	1,425,218
Series 2007-01X, Class M1B, 3 Month GBP LIBOR + 0.220% (Cap N/A, Floor 0.000%)
0.290%(c)	12/15/43	GBP	531	679,323
RFMSI Trust,
Series 2005-SA04, Class 1A21
2.940%(cc)	09/25/35		160	118,751
Series 2006-SA01, Class 2A1
4.761%(cc)	02/25/36		26	23,445
Ripon Mortgages PLC (United Kingdom),
Series 01X, Class A2, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.868%(c)	08/20/56	GBP	1,517	2,047,426
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS03X, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.217%(c)	06/12/44	GBP	1,616	2,094,145
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.400% (Cap 11.500%, Floor 0.400%)
0.487%(c)	07/20/36		39	37,721
Stanlington No. 1 PLC (United Kingdom),
Series 2017-01, Class A, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.067%(c)	06/12/46	GBP	961	1,297,049
Station Place Securitization Trust,
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.883%(c)	06/20/22		2,320	2,322,352

A32

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Stratton Mortgage Funding (United Kingdom),
Series 2021-02A, Class A, 144A, 3 Month SONIA + 0.900% (Cap N/A, Floor 0.000%)
0.950%(c)	07/20/60	GBP	3,291	$4,452,330
Stratton Mortgage Funding PLC (United Kingdom),
Series 2019-01, Class A, 3 Month SONIA + 1.200% (Cap N/A, Floor 0.000%)
1.250%(c)	05/25/51	GBP	1,325	1,793,617
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A1
2.440%(cc)	02/25/34		40	40,057
Series 2004-18, Class 3A1
2.523%(cc)	12/25/34		1,301	1,345,141
Series 2005-01, Class 2A
2.551%(cc)	02/25/35		1,107	1,124,417
Series 2005-18, Class 6A1
2.880%(cc)	09/25/35		89	86,425
Structured Asset Mortgage Investments II Trust,
Series 2004-AR05, Class 1A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)
0.747%(c)	10/19/34		4	4,098
Series 2005-AR05, Class A2, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.587%(c)	07/19/35		47	45,404
Series 2006-AR03, Class 12A1, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.440%)
0.526%(c)	05/25/36		80	78,320
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
0.206%(c)	08/25/36		1,488	1,412,787
Series 2007-AR04, Class A3, 1 Month LIBOR + 0.220% (Cap 11.500%, Floor 0.220%)
0.306%(c)	09/25/47		268	245,588
Structured Asset Securities Corp.,
Series 2006-RF01, Class 1A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.366%(c)	01/25/36		397	376,030
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.376%(c)	10/25/36		851	773,284
TBW Mortgage-Backed Trust,
Series 2006-04, Class A6
6.470%(cc)	09/25/36		284	17,735
Thornburg Mortgage Securities Trust,
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
1.479%(c)	06/25/47		35	35,012
Towd Point Mortgage Funding (United Kingdom),
Series 2019-A13A, Class A1, 144A, 3 Month SONIA + 0.900% (Cap N/A, Floor 0.000%)
0.950%(c)	07/20/45	GBP	6,243	8,438,215
Series 2019-V2A, Class A, 144A, 3 Month SONIA + 1.200% (Cap N/A, Floor 0.000%)
1.250%(c)	02/20/54	GBP	1,269	1,718,270
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, 3 Month GBP LIBOR + 1.025% (Cap N/A, Floor 0.000%)
1.097%(c)	10/20/51	GBP	3,624	$4,920,367
Wachovia Mortgage Loan Trust LLC Trust,
Series 2007-A, Class 3A1
2.736%(cc)	03/20/37		16	14,700
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
1.292%(c)	11/25/42		1	556
Series 2005-02, Class 1A3, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
0.536%(c)	04/25/35		376	303,096
Series 2005-AR10, Class 3A1
2.021%(cc)	08/25/35		1	983
Series 2005-AR14, Class 1A2
2.875%(cc)	12/25/35		1,942	1,979,514
Series 2005-AR16, Class 1A3
2.716%(cc)	12/25/35		203	207,637
Series 2006-01, Class 2CB2
7.000%	02/25/36		1,025	982,283
Series 2006-AR02, Class 2A1
3.171%(cc)	03/25/36		106	107,284
Series 2006-AR05, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.940% (Cap N/A, Floor 0.940%)
1.032%(c)	07/25/46		28	19,169
Series 2006-AR05, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.980% (Cap N/A, Floor 0.980%)
1.072%(c)	06/25/46		21	21,703
Series 2006-AR07, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.763%(c)	07/25/46		159	156,578
Series 2006-AR10, Class 1A2
2.864%(cc)	09/25/36		25	25,310
Series 2006-AR13, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.763%(c)	10/25/46		11	11,154
Series 2006-AR14, Class 1A3
2.605%(cc)	11/25/36		1,741	1,742,774
Series 2006-AR15, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.763%(c)	11/25/46		46	45,780
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.730% (Cap N/A, Floor 0.730%)
0.822%(c)	01/25/47		66	66,075
Series 2007-HY01, Class 3A3
3.093%(cc)	02/25/37		2,444	2,439,025
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.750% (Cap N/A, Floor 0.750%)
0.842%(c)	02/25/47		339	312,293
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
0.862%(c)	04/25/47		2,517	2,328,072

A33

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
ZH Trust,
Series 2021-01, Class A, 144A
2.253%	02/18/27		270	$270,384

Total Residential Mortgage-Backed Securities (cost $202,976,157)				206,378,686
Sovereign Bonds — 5.4%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes
4.400%	03/09/23		1,000	1,007,215
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
3.125%	09/30/49		1,000	1,006,791
Sr. Unsec’d. Notes, 144A, MTN
3.125%	04/16/30		300	326,360
3.875%	04/16/50		1,000	1,145,212
Sr. Unsec’d. Notes, EMTN
3.125%	04/16/30		1,100	1,196,653
3.875%	04/16/50		5,000	5,726,060
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		1,000	1,026,088
Argentina Bocon (Argentina),
Unsec’d. Notes, Series PR15, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
34.163%(c)	10/04/22	ARS	15	50
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30		7,136	2,615,062
2.000%(cc)	01/09/38		199	77,129
2.500%(cc)	07/09/41		9,070	3,321,024
Australia Government Bond (Australia),
Bonds, Series 155
2.500%	05/21/30	AUD	1,700	1,345,249
Bonds, Series 163
1.000%	11/21/31	AUD	1,700	1,172,815
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	1,800	1,127,361
Sr. Unsec’d. Notes, Series 22CI
1.250%	02/21/22	AUD	2,650	2,303,694
Sr. Unsec’d. Notes, Series 25CI
3.000%	09/20/25	AUD	3,120	3,377,317
Sr. Unsec’d. Notes, Series 27CI
0.750%	11/21/27	AUD	7,800	6,648,065
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	400	617,316
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465	461,713
Bonos del Tesoro Nacional en Pesos Badlar (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
36.162%(c)	04/03/22	ARS	9,899	50,034
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		766	$822,628
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.500%	05/30/29		450	463,854
Canadian Government Bond (Canada),
Bonds
2.000%	12/01/51	CAD	2,500	1,980,035
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26	CAD	1,944	1,957,239
China Government Bond (China),
Bonds, Series 1725
3.820%	11/02/27	CNH	200	33,036
Bonds, Series INBK
2.850%	06/04/27	CNH	200	31,078
3.280%	12/03/27	CNH	43,400	6,936,313
Unsec’d. Notes, Series INBK
3.020%	10/22/25	CNH	26,800	4,209,727
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44(a)		2,000	2,091,220
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, Series I/L
0.100%	04/15/23	EUR	886	1,065,257
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		5,000	5,464,615
5.950%	01/25/27		2,000	2,246,810
6.400%	06/05/49		2,000	2,118,085
Sr. Unsec’d. Notes, 144A
5.300%	01/21/41		200	198,216
5.875%	01/30/60		1,000	980,856
5.950%	01/25/27		100	112,341
6.000%	07/19/28		500	563,838
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/40		748	440,513
1.000%(cc)	07/31/35		1,981	1,306,496
5.000%(cc)	07/31/30		916	770,814
6.608%(s)	07/31/30		223	118,701
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	275	320,139
Sr. Unsec’d. Notes, EMTN
5.625%	04/16/30	EUR	3,000	3,317,936
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		2,000	2,118,646
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
6.375%	01/18/27(a)		1,300	969,930
French Republic Government Bond OAT (France),
Bonds, 144A
0.500%	05/25/72	EUR	800	715,005
0.750%	05/25/52(v)	EUR	9,500	10,481,837

A34

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series OATe
0.250%	07/25/24	EUR	8,909	$11,181,112
Bonds, Series OATe, 144A
0.100%	03/01/26	EUR	6,116	7,839,312
Bonds, Series OATi, 144A
2.100%	07/25/23	EUR	3,942	4,926,331
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	500	671,028
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29		3,000	2,854,626
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.500%	05/03/26		500	534,993
5.750%	06/06/22		4,000	4,092,739
6.125%	06/01/50		500	576,007
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	330	562,810
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.750%	06/05/35	EUR	800	973,275
Sr. Unsec’d. Notes, 144A
2.125%	09/22/31		1,200	1,183,194
3.125%	09/21/51		380	374,894
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	340	381,532
1.450%	09/18/26	EUR	330	397,068
3.375%	07/30/25	EUR	1,625	2,089,374
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	875	1,196,746
4.750%	07/18/47		2,500	2,937,055
Israel Government Bond (Israel),
Bonds, Series 0122
5.500%	01/31/22	ILS	5,800	1,832,109
Bonds, Series 0327
2.000%	03/31/27	ILS	5,400	1,792,409
Bonds, Series 0722
0.750%	07/31/22	ILS	1,000	312,072
Israel Government Bond - FRN (Israel),
Bonds, Series 1121, MAKAM 5 DAY + 0.000%
0.020%(c)	11/30/21	ILS	41,700	12,933,577
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.875%	07/03/50		1,000	1,140,202
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
1.450%	11/15/24	EUR	1,300	1,582,674
Sr. Unsec’d. Notes, 144A
1.850%	07/01/25	EUR	5,600	6,952,131
2.150%	03/01/72	EUR	1,000	1,137,783
Sr. Unsec’d. Notes, Series CPI, 144A
0.400%	05/15/30	EUR	14,906	19,115,158
2.350%	09/15/24	EUR	8,384	11,010,947
Sr. Unsec’d. Notes, Series ICPI, 144A
1.400%	05/26/25	EUR	21,397	27,166,987
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,400	$1,581,446
6.375%	03/03/28		400	439,751
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	1,700	1,920,328
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A, MTN
6.500%	07/21/45		1,600	2,314,797
Sr. Unsec’d. Notes, EMTN
2.375%	11/09/28	EUR	1,500	1,937,223
Malaysia Government Bond (Malaysia),
Bonds, Series 0119
3.906%	07/15/26	MYR	4,000	998,588
Bonds, Series 0307
3.502%	05/31/27	MYR	2,300	559,734
Bonds, Series 0318
4.642%	11/07/33	MYR	9,000	2,314,878
Bonds, Series 0419
3.828%	07/05/34	MYR	4,500	1,064,929
Bonds, Series 0513
3.733%	06/15/28	MYR	21,600	5,301,952
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	10,752	534,561
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	04/19/71		400	346,647
4.280%	08/14/41		500	510,468
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		5,000	5,696,496
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
4.000%	12/15/50		1,800	1,645,586
New Zealand Government Bond (New Zealand),
Bonds, Series 0531
1.500%	05/15/31	NZD	1,300	857,822
New Zealand Government Inflation Linked Bond (New Zealand),
Bonds, Series 0925
2.000%	09/20/25	NZD	5,200	4,432,467
Bonds, Series 0935
2.500%	09/20/35	NZD	1,700	1,643,779
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
5.625%	06/27/22		1,000	1,023,823
7.625%	11/21/25		2,000	2,211,395
7.875%	02/16/32		1,000	1,038,927
8.747%	01/21/31		1,000	1,094,321
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		1,600	1,655,671
Northern Territory Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.000%	04/21/31	AUD	2,000	1,444,648
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
5.625%	01/17/28		6,000	6,232,168
6.250%	01/25/31		900	961,122

A35

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
7.000%	01/25/51		1,000	$1,015,382
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56		3,000	3,256,911
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.950%	04/28/31		1,700	1,919,549
5.400%	03/30/50		1,100	1,261,417
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
6.150%	08/12/32	PEN	7,300	1,689,694
Peruvian Government International Bond (Peru),
Bonds
8.200%	08/12/26	PEN	4,100	1,122,574
Sr. Unsec’d. Notes
2.780%	12/01/60		300	253,665
5.940%	02/12/29	PEN	10,300	2,496,118
5.940%	02/12/29	PEN	4,900	1,189,304
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	27,100	6,567,455
6.150%	08/12/32	PEN	1,900	445,057
6.350%	08/12/28	PEN	3,900	972,522
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	03/01/41(a)		3,000	3,182,769
9.500%	02/02/30		1,000	1,551,762
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.375%	03/14/24		5,000	5,316,766
3.750%	04/16/30		6,000	6,769,110
3.875%	04/23/23		700	736,413
4.400%	04/16/50		6,600	8,050,777
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		4,000	4,278,119
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	207,439
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	3,340	5,697,905
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		3,725	4,680,375
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	1,000	1,251,319
4.850%	09/27/27		1,500	1,571,879
4.850%	09/30/29		200	205,653
5.750%	09/30/49		2,000	1,903,422
5.875%	09/16/25		4,900	5,489,896
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	2,000	2,597,266
Sr. Unsec’d. Notes, EMTN
4.625%	04/03/49	EUR	1,000	1,358,432
Unsec’d. Notes, 144A
2.000%	04/14/33	EUR	500	553,439
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
2.625%	12/02/40	EUR	300	$323,750
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	800	910,463
1.750%	07/13/30	EUR	800	906,879
2.875%	04/13/42	EUR	1,100	1,191,433
Unsec’d. Notes, EMTN
2.124%	07/16/31	EUR	3,000	3,468,004
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6218
8.500%	09/17/31	RUB	70,400	1,056,238
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
2.650%	05/27/36	EUR	3,600	4,275,386
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		6,400	7,034,338
4.000%	04/17/25		4,000	4,379,946
4.500%	10/26/46		8,000	9,245,545
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	102	116,710
3.125%	05/15/27	EUR	201	255,879
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	1,300	1,430,978
2.125%	12/01/30		1,070	1,001,973
3.125%	05/15/27	EUR	600	763,818
Sr. Unsec’d. Notes, 144A, MTN
1.000%	09/23/28	EUR	3,000	3,368,282
Singapore Government Bond (Singapore),
Bonds
1.625%	07/01/31	SGD	2,400	1,774,587
1.875%	10/01/51	SGD	2,900	2,094,259
2.250%	08/01/36	SGD	900	694,289
2.375%	07/01/39	SGD	500	393,454
2.750%	04/01/42	SGD	700	581,787
3.375%	09/01/33	SGD	700	603,302
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.500%	10/31/31	EUR	1,600	1,861,398
0.850%	07/30/37	EUR	3,500	4,020,243
1.250%	10/31/30	EUR	2,000	2,511,219
1.450%	04/30/29	EUR	2,000	2,552,209
1.450%	10/31/71	EUR	1,000	1,030,485
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	335,576
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60		2,400	2,665,021
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.625%	05/29/24		700	735,128
Sr. Unsec’d. Notes, 144A
0.750%	07/16/25		3,400	3,362,692
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
4.250%	12/20/32	AUD	1,500	1,339,324

A36

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.750%	01/26/26		2,000	$1,932,040
5.750%	05/11/47		3,000	2,480,828
6.000%	01/14/41		2,300	1,990,454
7.250%	12/23/23		3,000	3,191,610
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30	EUR	1,000	1,072,356
7.375%	09/25/32		1,600	1,633,910
7.750%	09/01/22		3,015	3,136,115
7.750%	09/01/23		7,000	7,482,471
8.994%	02/01/24		200	220,030
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	1,220	1,308,274
7.750%	09/01/22		855	889,346
8.994%	02/01/24		200	220,030
9.750%	11/01/28		200	234,760
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	10/22/50	GBP	4,000	4,426,817
1.750%	01/22/49	GBP	1,200	1,754,410
United Kingdom Inflation-Linked Gilt (United Kingdom),
Bonds, Series 3MO
0.125%	03/22/24	GBP	5,671	8,431,788
1.250%	11/22/27	GBP	3,668	6,442,104
1.875%	11/22/22	GBP	2,080	3,042,786
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		400	501,591
5.100%	06/18/50(a)		2,000	2,548,037
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)		800	84,369

Total Sovereign Bonds (cost $457,243,704)				460,799,155
U.S. Government Agency Obligations — 2.0%
Federal Home Loan Mortgage Corp.
2.500%	02/01/51		832	862,713
6.250%	07/15/32		820	1,188,109
6.750%	03/15/31		600	870,703
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.125%, Floor 1.625%)
2.000%(c)	03/01/35		4	3,907
Federal National Mortgage Assoc.
2.000%	TBA		9,500	9,508,535
3.000%	10/01/49		2,099	2,267,695
3.000%	05/01/51		1,359	1,448,335
3.500%	TBA		700	741,179
3.500%	TBA		9,300	9,847,093
3.500%	10/01/34		334	357,631
3.500%	05/01/49		381	413,560
3.500%	02/01/50		699	750,011
3.500%	01/01/59		1,511	1,645,373
4.000%	TBA		32,500	34,856,885
4.000%	TBA		92,800	99,424,688
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.250%	05/15/29	555	$747,152
6.625%	11/15/30	515	734,443
7.125%	01/15/30	765	1,099,583
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 10.516%, Floor 1.200%)
1.299%(c)	11/01/42	16	16,308
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 8.490%, Floor 1.200%)
1.299%(c)	03/01/44	17	17,494
Government National Mortgage Assoc.
4.000%	02/20/49	384	409,724

Total U.S. Government Agency Obligations (cost $166,898,160)			167,211,121
U.S. Treasury Obligations — 12.6%
U.S. Treasury Bonds
1.375%	11/15/40(h)	3,100	2,785,641
1.625%	11/15/50(h)	1,900	1,707,625
1.875%	02/15/41(h)	7,900	7,730,891
2.250%	05/15/41	14,850	15,446,320
2.375%	05/15/51	565	603,137
2.500%	02/15/46	6,800	7,355,687
2.500%	05/15/46(k)	9,625	10,417,559
3.000%	11/15/44(k)	657	771,594
3.000%	05/15/45	170	200,042
3.125%	02/15/43(k)	750	893,672
3.375%	11/15/48(k)	1,550	1,975,281
3.625%	02/15/44	5,305	6,826,872
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/22(h)(k)	3,148	3,170,954
0.125%	04/15/22(h)	37,137	37,649,157
0.125%	07/15/22	15,210	15,576,343
0.125%	01/15/23	7,895	8,161,645
0.125%	07/15/24	34,837	37,188,697
0.125%	10/15/24	13,620	14,567,971
0.125%	04/15/25	50,943	54,647,034
0.125%	10/15/25(h)(k)	1,789	1,935,458
0.125%	04/15/26	36,893	39,942,405
0.125%	07/15/26	23,285	25,401,098
0.125%	01/15/30	15,439	16,966,571
0.125%	07/15/30	18,314	20,204,642
0.125%	01/15/31	43,512	47,777,380
0.125%	07/15/31	59,761	65,839,002
0.125%	02/15/51	8,284	9,083,766
0.250%	01/15/25	7,838	8,420,429
0.250%	07/15/29	7,578	8,431,272
0.250%	02/15/50(h)	6,223	7,015,196
0.375%	07/15/23	33,625	35,423,090
0.375%	07/15/25(h)	4,292	4,682,267
0.375%	01/15/27	25,463	28,115,886
0.375%	07/15/27	38,682	43,035,353
0.500%	04/15/24	39,076	41,724,301
0.500%	01/15/28(h)(k)	40,183	44,997,371
0.625%	04/15/23(k)	16,717	17,492,254
0.625%	01/15/24	61,427	65,533,956
0.625%	01/15/26	11,375	12,553,873
0.625%	02/15/43	10,188	12,136,712

A37

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.750%	07/15/28	26,907	$30,816,179
0.750%	02/15/42	21,325	25,965,263
0.750%	02/15/45	16,068	19,767,382
0.875%	01/15/29	44,183	51,062,518
1.000%	02/15/46	22,122	28,803,103
1.375%	02/15/44	22,666	31,123,204
2.000%	01/15/26(h)	6,283	7,326,070
2.125%	02/15/40	9,183	13,663,771
2.125%	02/15/41	21,953	33,053,485
2.500%	01/15/29(h)(k)	13,861	17,756,268
3.375%	04/15/32(h)	935	1,368,835
3.875%	04/15/29(h)(k)	7,955	11,097,857
U.S. Treasury Notes
0.125%	05/31/23	1,685	1,682,367
1.250%	08/15/31(a)	2,250	2,195,508
1.375%	01/31/25	1,300	1,332,906
1.500%	02/15/30(k)	260	261,747
1.625%	05/15/31	515	521,116
2.000%	02/15/25(k)	245	256,293
3.000%	09/30/25(k)	1,510	1,641,771
U.S. Treasury Strips Coupon
1.185%(s)	08/15/40(k)	3,795	2,546,801
2.027%(s)	05/15/39	1,055	732,318
2.049%(s)	02/15/39(k)	685	477,520
2.057%(s)	11/15/38(k)	535	377,259
2.131%(s)	11/15/28(k)	360	325,561
2.335%(s)	08/15/44	1,220	735,955
2.365%(s)	05/15/45	1,640	977,466
2.377%(s)	08/15/45	595	352,537
2.387%(s)	05/15/43	1,995	1,240,329
2.392%(s)	11/15/43(k)	972	595,692
2.419%(s)	05/15/44	3,460	2,108,978
2.421%(s)	11/15/40	375	249,038
2.856%(s)	05/15/31	40	34,077

Total U.S. Treasury Obligations (cost $1,070,246,061)			1,074,837,578

Total Long-Term Investments (cost $6,521,552,109)			7,821,429,383

	Shares
Short-Term Investments — 21.1%
Affiliated Mutual Funds — 17.6%
PGIM Core Ultra Short Bond Fund(wd)	1,281,619,487	1,281,619,487
PGIM Institutional Money Market Fund (cost $221,799,179; includes $221,788,510 of cash collateral for securities on loan)(b)(wd)	221,932,338	221,799,179

Total Affiliated Mutual Funds (cost $1,503,418,666)		1,503,418,666

Interest Rate	Maturity Date	Principal Amount (000)#		Value
Foreign Treasury Obligations(n) — 0.2%
Bank of Israel Bills - Makam, Series 0212
(0.031)%	02/02/22	ILS	17,300	$5,364,478
Bank of Israel Bills - Makam, Series 0412
0.011%	04/06/22	ILS	1,500	465,175
Bank of Israel Bills - Makam, Series 0622
0.006%	06/08/22	ILS	5,300	1,643,453
Bank of Israel Bills - Makam, Series 0812
(0.005)%	08/03/22	ILS	2,900	899,158
Israel Treasury Bills
(0.016)%	11/30/21	ILS	8,800	2,729,571

Total Foreign Treasury Obligations (cost $11,000,065)				11,101,835

Repurchase Agreements — 2.6%
Bank of America Securities, Inc. 0.04%, dated 09/30/21, due 10/04/21 in the amount of $104,200,463, collateralized by a U.S. Treasury Security (coupon rate 1.250%, maturity date 09/30/28) with the aggregate value, including accrued interest, of $56,531,461	104,200	104,199,884
Bank of America Securities, Inc. 0.04%, dated 09/30/21, due 10/04/21 in the amount of $119,600,532, collateralized by a U.S. Treasury Securities (coupon rate 2.250% - 3.000%, maturity date 05/15/41 - 02/15/47) with the aggregate value, including accrued interest, of $122,035,449	119,600	119,599,867

Total Repurchase Agreements (cost $223,799,751)		223,799,751

Interest Rate	Maturity Date
U.S. Treasury Obligations(n) — 0.7%
U.S. Cash Management Bills
0.040%	01/11/22(k)	1,046	1,045,913
0.036%	01/25/22	1,800	1,799,744
U.S. Treasury Bills
0.025%	12/09/21(k)	53,600	53,597,089
0.038%	02/17/22(h)	323	322,949
0.038%	02/17/22(h)	922	921,856
0.045%	03/24/22(h)	4,100	4,099,176

Total U.S. Treasury Obligations (cost $61,787,018)				61,786,727

A38

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Value
Options Purchased*~ — 0.0%
(cost $1,030,537)	$1,714,674

Total Short-Term Investments (cost $1,801,036,037)	1,801,821,653

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—112.7% (cost $8,322,588,146)	9,623,251,036

Options Written*~ — (0.1)%
(premiums received $2,058,325)	(3,212,265)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—112.6% (cost $8,320,529,821)	9,620,038,771

Liabilities in excess of other assets(z) — (12.6)%	(1,078,095,823)

Net Assets — 100.0%	$8,541,942,948

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CBOE	Chicago Board Options Exchange
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMT	Constant Maturity Treasury
COOIS	Colombia Overnight Interbank Reference Rate
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
ICE	Intercontinental Exchange
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PP	Partly Paid
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
A39

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
STIBOR	Stockholm Interbank Offered Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $10,082,931 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $216,672,203; cash collateral of $221,788,510 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $988,125. The aggregate value of $996,741 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts
Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#			Value
Canadian Government Bond	2.750%	12/01/48	10/20/21	CAD	(2,500)	$(2,303,198)
Federal Home Loan Mortgage Corp.	2.500%	TBA	12/13/21		(6,700)	(6,878,754)
Federal National Mortgage Assoc.	2.000%	TBA	10/14/21		(27,900)	(27,975,199)
Federal National Mortgage Assoc.	2.000%	TBA	11/10/21		(33,700)	(33,730,278)
Federal National Mortgage Assoc.	2.000%	TBA	11/16/21		(12,100)	(12,445,039)
Federal National Mortgage Assoc.	2.500%	TBA	11/10/21		(3,900)	(4,013,496)
Federal National Mortgage Assoc.	3.000%	TBA	12/13/21		(11,600)	(12,102,136)
Federal National Mortgage Assoc.	3.500%	TBA	10/19/21		(800)	(853,578)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $100,554,466)						$(100,301,678)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2 Year Euro Schatz	Call	11/26/21	113.50		1,391	EUR	1,391	$8,056
2 Year U.S. Treasury Notes Futures	Call	11/26/21	$111.25		509		1,018	—
A40

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year Euro-Bobl	Call	11/26/21	138.75		269	EUR	269	$1,558
5 Year U.S. Treasury Notes Futures	Put	11/26/21	$116.00		1,300		1,300	10,157
EUA Futures	Put	12/15/21	50.00		1	EUR	1	1,228
EUA Futures	Put	12/15/21	52.50		1	EUR	1	1,749
Total Exchange Traded (cost $34,861)								$22,748

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
France Government OAT Bond	Put	BNP Paribas S.A.	05/23/25	97.00		—	EUR	1,600	$214,886
(cost $121,129)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year 30 FVA Swaption, 06/16/23(fv)	Call/Put	Bank of America, N.A.	06/16/23	0.00	30 Year LIBOR(T)	30 Year LIBOR(T)		29	$(299)
1-Year 30 FVA Swaption, 06/16/23(fv)	Call/Put	Morgan Stanley Capital Services LLC	06/16/23	0.00	30 Year LIBOR(T)	30 Year LIBOR(T)		44	(476)
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	10/20/21	0.38%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		7,010	3
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	10/20/21	0.38%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		7,010	3
10-Year Interest Rate Swap, 01/27/32	Put	Citibank, N.A.	01/25/22	0.40%	6 Month EURIBOR(S)	0.40%(A)	EUR	10,900	54,409
10-Year Interest Rate Swap, 01/27/32	Put	Goldman Sachs Bank USA	01/25/22	0.40%	6 Month EURIBOR(S)	0.40%(A)	EUR	12,000	59,900
30-Year Interest Rate Swap, 11/04/52	Put	Morgan Stanley Capital Services LLC	11/02/22	0.19%	6 Month EURIBOR(S)	0.19%(A)	EUR	2,400	337,576
30-Year Interest Rate Swap, 11/04/52	Put	BNP Paribas S.A.	11/02/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	2,500	348,559
30-Year Interest Rate Swap, 11/08/52	Put	Barclays Bank PLC	11/04/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	1,610	224,037
A41

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
30-Year Interest Rate Swap, 11/08/52	Put	BNP Paribas S.A.	11/04/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	3,190	$443,900
CDX.NA.HY.37.V1, 12/20/26	Put	Barclays Bank PLC	10/20/21	$104.00	CDX.NA.HY.37.V1(Q)	5.00%(Q)		4,850	3,029
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.53%	CDX.NA.IG.36.V1(Q)	1.00%(Q)		7,010	3,706
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.55%	CDX.NA.IG.36.V1(Q)	1.00%(Q)		7,010	2,693
Total OTC Swaptions (cost $874,547)									$1,477,040
Total Options Purchased (cost $1,030,537)									$1,714,674
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year Euro-Bund Futures	Call	10/22/21	174.00		49	EUR	49	$(1,703)
Brent Crude Oil Futures	Call	10/15/21	$72.00		12		12	(47,760)
Brent Crude Oil Futures	Call	10/26/21	$74.00		12		12	(65,880)
Brent Crude Oil Futures	Call	10/26/21	$76.00		24		24	(98,160)
Brent Crude Oil Futures	Call	11/25/21	$83.00		12		12	(23,400)
Brent Crude Oil Futures	Call	11/25/21	$84.00		12		12	(20,280)
Brent Crude Oil Futures	Call	11/25/21	$84.50		12		12	(18,960)
Brent Crude Oil Futures	Call	11/25/21	$85.00		12		12	(17,640)
California Carbon Allowance Vintage 2021 Futures	Call	12/15/21	$25.00		3		3	(9,993)
California Carbon Allowance Vintage 2021 Futures	Call	12/15/21	$30.00		3		3	(3,960)
EUA Futures	Call	12/15/21	60.00		1	EUR	1	(6,666)
EUA Futures	Call	12/15/21	62.50		1	EUR	1	(5,282)
WTI Crude Oil Futures	Call	10/15/21	$72.50		24		24	(86,640)
WTI Crude Oil Futures	Call	10/15/21	$73.50		12		12	(35,280)
WTI Crude Oil Futures	Call	10/26/21	$72.00		12		12	(84,960)
WTI Crude Oil Futures	Call	11/16/21	$40.00		1		1	(34,720)
WTI Crude Oil Futures	Call	11/16/21	$76.00		12		12	(36,600)
WTI Crude Oil Futures	Call	11/16/21	$76.50		12		12	(33,960)
WTI Crude Oil Futures	Call	11/16/21	$77.50		12		12	(29,160)
WTI Crude Oil Futures	Call	11/16/21	$80.00		12		12	(19,680)
Brent Crude Oil Futures	Put	10/26/21	$50.00		6		6	11,060
Total Exchange Traded (premiums received $331,140)								$(669,624)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Bloomberg Commodity Index	Call	Goldman Sachs International	11/23/21	$105.00		—		3	$(4,073)
Bloomberg Commodity Index	Call	UBS AG Stamford	11/29/21	$100.50		—		1	(3,795)
Bloomberg Commodity Index	Call	Goldman Sachs International	01/14/22	$90.00		—		11	(123,035)
A42

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Bloomberg Commodity Index	Call	JP Morgan Chase Bank, N.A.	01/18/22	$90.00		—		5	$(62,880)
Bloomberg Commodity Index	Call	Morgan Stanley Capital Services LLC	03/02/22	$93.94		—		5	(44,893)
Bloomberg Commodity Index	Call	UBS AG Stamford	03/02/22	$102.60		—		4	(16,438)
Currency Option EUR vs CHF	Call	UBS AG Stamford	10/29/21	1.10		—	EUR	1,017	(785)
Currency Option EUR vs CHF	Call	Deutsche Bank AG	11/03/21	1.10		—	EUR	1,430	(1,113)
Currency Option EUR vs CHF	Call	UBS AG Stamford	11/23/21	1.10		—	EUR	1,051	(1,556)
Currency Option EUR vs CHF	Call	Citibank, N.A.	12/01/21	1.10		—	EUR	277	(490)
Currency Option USD vs CAD	Call	Goldman Sachs Bank USA	02/11/22	1.27		—		4,619	(76,998)
FNMA TBA 2.00%	Call	JP Morgan Chase Bank, N.A.	10/07/21	$101.19		—		200	(27)
FNMA TBA 2.00%	Call	JP Morgan Chase Bank, N.A.	10/07/21	$101.69		—		700	(9)
FNMA TBA 2.00%	Call	JP Morgan Chase Bank, N.A.	10/07/21	$101.73		—		400	(4)
FNMA TBA 2.00%	Call	JP Morgan Chase Bank, N.A.	10/07/21	$102.67		—		200	—
FNMA TBA 2.00%	Call	JP Morgan Chase Bank, N.A.	11/03/21	$100.22		—		600	(2,695)
FNMA TBA 2.00%	Call	JP Morgan Chase Bank, N.A.	11/03/21	$101.34		—		200	(212)
FNMA TBA 2.00%	Call	JP Morgan Chase Bank, N.A.	11/03/21	$101.47		—		200	(168)
FNMA TBA 2.00%	Call	JP Morgan Chase Bank, N.A.	11/03/21	$101.53		—		300	(227)
FNMA TBA 2.00%	Call	JP Morgan Chase Bank, N.A.	11/03/21	$101.55		—		200	(148)
FNMA TBA 2.00%	Call	JP Morgan Chase Bank, N.A.	11/03/21	$101.56		—		200	(144)
FNMA TBA 2.50%	Call	JP Morgan Chase Bank, N.A.	10/07/21	$103.73		—		250	(31)
FNMA TBA 2.50%	Call	JP Morgan Chase Bank, N.A.	10/07/21	$103.77		—		250	(25)
FNMA TBA 2.50%	Call	JP Morgan Chase Bank, N.A.	10/07/21	$103.91		—		200	(9)
FNMA TBA 2.50%	Call	JP Morgan Chase Bank, N.A.	10/07/21	$104.32		—		300	(1)
FNMA TBA 2.50%	Call	JP Morgan Chase Bank, N.A.	11/03/21	$103.38		—		500	(1,039)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JP Morgan Chase Bank, N.A.	05/16/24	4.00%		—		600	(1)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs Bank USA	06/22/35	3.00%		—	EUR	2,000	(6,495)
Margin Eurobob Gasoline vs Brent	Call	Goldman Sachs International	12/31/21	$4.00		3		3	(7,379)
Bloomberg Commodity Index	Put	UBS AG Stamford	11/29/21	$100.50		—		1	(3,446)
Currency Option EUR vs CHF	Put	UBS AG Stamford	10/29/21	1.07		—	EUR	1,017	(1,508)
Currency Option EUR vs CHF	Put	Deutsche Bank AG	11/03/21	1.07		—	EUR	1,430	(2,584)
Currency Option EUR vs CHF	Put	UBS AG Stamford	11/23/21	1.07		—	EUR	1,051	(3,162)
Currency Option EUR vs CHF	Put	Citibank, N.A.	12/01/21	1.07		—	EUR	277	(749)
FNMA TBA 2.00%	Put	JP Morgan Chase Bank, N.A.	10/07/21	$100.67		—		200	(1,019)
FNMA TBA 3.00%	Put	JP Morgan Chase Bank, N.A.	12/06/21	$103.99		—		500	(1,164)
GNMA II TBA 2.50%	Put	JP Morgan Chase Bank, N.A.	10/14/21	$102.43		—		400	(173)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/07/22	0.00%		—		18,250	—
A43

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/08/22	0.00%		—		9,500	$—
Margin Eurobob Gasoline vs Brent	Put	Goldman Sachs International	12/31/21	$1.00		3		3	—
Total OTC Traded (premiums received $291,146)									$(368,475)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/23	Call	Barclays Bank PLC	02/07/22	0.01%	1 Day SONIA(A)	0.01%(A)	GBP	9,100	$(346)
1-Year Interest Rate Swap, 02/07/23	Call	Goldman Sachs Bank USA	02/07/22	0.01%	1 Day SONIA(A)	0.01%(A)	GBP	9,200	(349)
1-Year Interest Rate Swap, 02/07/23	Call	NatWest Markets PLC	02/07/22	0.01%	1 Day SONIA(A)	0.01%(A)	GBP	47,800	(1,816)
1-Year Interest Rate Swap, 11/21/23	Call	Goldman Sachs Bank USA	11/17/22	(0.53)%	3 Month EURIBOR(Q)	(0.53)%(A)	EUR	53,800	(18,794)
CDX.NA.IG.36.V1, 06/20/26	Call	Barclays Bank PLC	10/20/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00%(Q)		7,010	(4,167)
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	10/20/21	0.48%	CDX.NA.IG.36.V1(Q)	1.00%(Q)		7,010	(4,167)
1-Year Interest Rate Swap, 02/07/23	Put	Barclays Bank PLC	02/07/22	0.01%	0.01%(A)	1 Day SONIA(A)	GBP	9,100	(60,087)
1-Year Interest Rate Swap, 02/07/23	Put	Goldman Sachs Bank USA	02/07/22	0.01%	0.01%(A)	1 Day SONIA(A)	GBP	9,200	(60,747)
1-Year Interest Rate Swap, 02/07/23	Put	NatWest Markets PLC	02/07/22	0.01%	0.01%(A)	1 Day SONIA(A)	GBP	47,800	(315,621)
3-Year Interest Rate Swap, 12/23/24	Put	Deutsche Bank AG	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)		14,400	(183)
A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
3-Year Interest Rate Swap, 12/23/24	Put	Morgan Stanley Capital Services LLC	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)		21,300	$(271)
10-Year Interest Rate Swap, 11/04/32	Put	BNP Paribas S.A.	11/02/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	7,500	(336,188)
10-Year Interest Rate Swap, 11/04/32	Put	Morgan Stanley Capital Services LLC	11/02/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	7,200	(322,740)
10-Year Interest Rate Swap, 11/08/32	Put	Barclays Bank PLC	11/04/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	4,810	(216,427)
10-Year Interest Rate Swap, 11/08/32	Put	BNP Paribas S.A.	11/04/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	9,590	(431,504)
25-Year Interest Rate Swap, 05/27/50	Put	BNP Paribas S.A.	05/23/25	0.45%	0.45%(A)	6 Month EURIBOR(S)	EUR	1,600	(219,432)
30-Year Interest Rate Swap, 01/27/52	Put	Goldman Sachs Bank USA	01/25/22	2.32%	2.32%(S)	3 Month LIBOR(Q)		3,800	(33,898)
CDX.NA.HY.36.V1, 06/20/26	Put	Citibank, N.A.	10/20/21	$101.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		700	(225)
CDX.NA.HY.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	$103.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		400	(159)
CDX.NA.HY.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	$103.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		400	(159)
CDX.NA.HY.36.V1, 06/20/26	Put	Morgan Stanley Capital Services LLC	11/17/21	$100.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		700	(665)
CDX.NA.HY.36.V1, 06/20/26	Put	Deutsche Bank AG	11/17/21	$101.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		800	(875)
CDX.NA.HY.36.V1, 06/20/26	Put	Deutsche Bank AG	11/17/21	$101.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		600	(656)
CDX.NA.HY.36.V1, 06/20/26	Put	Bank of America, N.A.	11/17/21	$102.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		400	(515)
CDX.NA.HY.36.V1, 06/20/26	Put	Goldman Sachs International	11/17/21	$102.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)		1,500	(1,930)
A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.36.V1, 06/20/26	Put	Goldman Sachs International	11/17/21	$102.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	700	$(900)
CDX.NA.HY.36.V1, 06/20/26	Put	Bank of America, N.A.	11/17/21	$103.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	300	(465)
CDX.NA.HY.36.V1, 06/20/26	Put	Goldman Sachs International	12/15/21	$101.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	300	(689)
CDX.NA.HY.36.V1, 06/20/26	Put	BNP Paribas S.A.	12/15/21	$104.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	500	(1,924)
CDX.NA.HY.36.V1, 06/20/26	Put	BNP Paribas S.A.	12/15/21	$104.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	400	(1,540)
CDX.NA.HY.36.V1, 06/20/26	Put	Credit Suisse International	12/15/21	$104.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	400	(1,540)
CDX.NA.HY.36.V1, 06/20/26	Put	Goldman Sachs International	12/15/21	$104.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	700	(2,694)
CDX.NA.HY.36.V1, 06/20/26	Put	Goldman Sachs International	12/15/21	$104.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	300	(1,155)
CDX.NA.HY.36.V1, 06/20/26	Put	Deutsche Bank AG	01/19/22	$102.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	500	(2,345)
CDX.NA.HY.36.V1, 06/20/26	Put	Goldman Sachs International	01/19/22	$102.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	700	(3,283)
CDX.NA.HY.36.V1, 06/20/26	Put	Goldman Sachs International	01/19/22	$102.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	300	(1,407)
CDX.NA.HY.37.V1, 12/20/26	Put	Barclays Bank PLC	11/17/21	$107.00	5.00%(Q)	CDX.NA.HY.37.V1(Q)	4,850	(26,798)
CDX.NA.HY.37.V1, 12/20/26	Put	JP Morgan Chase Bank, N.A.	12/15/21	$101.00	5.00%(Q)	CDX.NA.HY.37.V1(Q)	400	(1,183)
CDX.NA.HY.37.V1, 12/20/26	Put	JP Morgan Chase Bank, N.A.	12/15/21	$101.00	5.00%(Q)	CDX.NA.HY.37.V1(Q)	400	(1,183)
CDX.NA.HY.37.V1, 12/20/26	Put	Bank of America, N.A.	01/19/22	$101.00	5.00%(Q)	CDX.NA.HY.37.V1(Q)	800	(4,088)
CDX.NA.HY.37.V1, 12/20/26	Put	Deutsche Bank AG	01/19/22	$101.00	5.00%(Q)	CDX.NA.HY.37.V1(Q)	700	(3,577)
CDX.NA.IG.36.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.70%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	7,010	(753)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	10/20/21	0.70%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	500	(54)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.70%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,000	(107)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,300	(110)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	7,010	(591)
A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,700	$(119)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	10/20/21	0.85%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	300	(18)
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	11/17/21	0.70%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,400	(583)
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	11/17/21	0.70%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,600	(666)
CDX.NA.IG.36.V1, 06/20/26	Put	BNP Paribas S.A.	11/17/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,100	(373)
CDX.NA.IG.36.V1, 06/20/26	Put	BNP Paribas S.A.	11/17/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,700	(576)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	11/17/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	800	(271)
CDX.NA.IG.36.V1, 06/20/26	Put	Morgan Stanley Capital Services LLC	11/17/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	4,300	(1,458)
CDX.NA.IG.36.V1, 06/20/26	Put	Morgan Stanley Capital Services LLC	11/17/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	4,200	(1,424)
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	11/17/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,200	(339)
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	11/17/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,500	(423)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	11/17/21	0.90%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,400	(288)
CDX.NA.IG.36.V1, 06/20/26	Put	BNP Paribas S.A.	12/15/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	2,400	(1,517)
CDX.NA.IG.36.V1, 06/20/26	Put	BNP Paribas S.A.	12/15/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,600	(1,011)
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	12/15/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,500	(948)
CDX.NA.IG.36.V1, 06/20/26	Put	Deutsche Bank AG	12/15/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,000	(632)
CDX.NA.IG.36.V1, 06/20/26	Put	Morgan Stanley Capital Services LLC	12/15/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	4,800	(3,033)
CDX.NA.IG.36.V1, 06/20/26	Put	Morgan Stanley Capital Services LLC	12/15/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	5,200	(3,286)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	12/15/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	1,700	(924)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	12/15/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	100	(54)
A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	12/15/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		1,000	$(543)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	12/15/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		500	(272)
CDX.NA.IG.36.V1, 06/20/26	Put	Morgan Stanley Capital Services LLC	12/15/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		1,200	(652)
CDX.NA.IG.36.V1, 06/20/26	Put	Morgan Stanley Capital Services LLC	12/15/21	0.80%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		1,800	(978)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	01/19/22	0.73%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		700	(750)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	01/19/22	0.73%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		1,700	(1,822)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	01/19/22	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		2,700	(2,700)
CDX.NA.IG.37.V1, 12/20/26	Put	Deutsche Bank AG	01/19/22	0.80%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		2,100	(2,713)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	01/19/22	0.80%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		3,800	(4,910)
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	01/19/22	0.85%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		3,200	(3,654)
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	01/19/22	0.85%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		4,400	(5,024)
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		10,270	(1,520)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.85%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	5,800	(319)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	0.85%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	1,840	(101)
iTraxx.EU.35.V1, 06/20/26	Put	JP Morgan Chase Bank, N.A.	10/20/21	0.85%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	3,700	(204)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	11/17/21	0.70%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	2,100	(757)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	11/17/21	0.75%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	2,100	(637)
iTraxx.EU.35.V1, 06/20/26	Put	JP Morgan Chase Bank, N.A.	11/17/21	0.75%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	1,000	(303)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	11/17/21	0.80%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	2,100	(544)
iTraxx.EU.35.V1, 06/20/26	Put	BNP Paribas S.A.	11/17/21	0.80%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	2,400	(622)
iTraxx.EU.35.V1, 06/20/26	Put	Deutsche Bank AG	11/17/21	0.80%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	6,200	(1,606)
A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.EU.35.V1, 06/20/26	Put	Bank of America, N.A.	12/15/21	0.70%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	700	$(436)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	12/15/21	0.70%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	11,000	(6,857)
iTraxx.EU.35.V1, 06/20/26	Put	Barclays Bank PLC	12/15/21	0.70%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	5,600	(3,491)
iTraxx.EU.35.V1, 06/20/26	Put	JP Morgan Chase Bank, N.A.	12/15/21	0.70%	1.00%(Q)	iTraxx.EU.35.V1(Q)	EUR	1,100	(686)
iTraxx.EU.36.V1, 12/20/26	Put	Barclays Bank PLC	01/19/22	0.75%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,800	(2,094)
iTraxx.EU.36.V1, 12/20/26	Put	Barclays Bank PLC	01/19/22	0.75%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,000	(1,164)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	3.50%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	1,100	(658)
iTraxx.XO.35.V1, 06/20/26	Put	Deutsche Bank AG	10/20/21	3.75%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	1,100	(515)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	5.00%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	1,710	(330)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	12/15/21	3.50%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	400	(1,537)
iTraxx.XO.35.V1, 06/20/26	Put	Deutsche Bank AG	12/15/21	3.50%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	300	(1,153)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	01/19/22	3.50%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	1,000	(5,858)
iTraxx.XO.35.V1, 06/20/26	Put	Citibank, N.A.	01/19/22	3.50%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	400	(2,343)
iTraxx.XO.35.V1, 06/20/26	Put	JP Morgan Chase Bank, N.A.	01/19/22	3.50%	5.00%(Q)	iTraxx.XO.35.V1(Q)	EUR	200	(1,172)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	01/19/22	3.75%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	1,100	(7,608)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	01/19/22	3.75%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	200	(1,383)
Total OTC Swaptions (premiums received $1,436,039)									$(2,174,166)
Total Options Written (premiums received $2,058,325)									$(3,212,265)
(fv)	Forward Volatility Agreement on a 1 year-30 year straddle swaption effective 6/16/2020. The strike price will be determined based on the swaption rate as of 6/16/2023.

Financial Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
22	90 Day Euro Dollar	Mar. 2022	$5,492,025	$2,166
572	2 Year U.S. Treasury Notes	Dec. 2021	125,871,282	(74,194)
200	3 Year Australian Treasury Bonds	Dec. 2021	16,835,781	(30,112)
3,501	5 Year U.S. Treasury Notes	Dec. 2021	429,720,407	(2,550,130)
181	10 Year Euro-Bund	Dec. 2021	35,604,690	(534,533)
96	10 Year Japanese Bonds	Dec. 2021	130,567,591	(405,378)
689	10 Year U.S. Treasury Notes	Dec. 2021	90,678,863	(1,241,972)
303	10 Year U.S. Ultra Treasury Notes	Dec. 2021	44,010,750	(902,063)
257	20 Year U.S. Treasury Bonds	Dec. 2021	40,919,219	(927,077)
A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Financial Futures contracts outstanding at September 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
188	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	$35,919,750	$(1,200,983)
378	Euro-BTP Italian Government Bond	Dec. 2021	66,532,265	(851,114)
2,845	Mini MSCI EAFE Index	Dec. 2021	322,480,750	(15,028,218)
414	Russell 2000 E-Mini Index	Dec. 2021	45,556,560	(453,291)
2,690	S&P 500 E-Mini Index	Dec. 2021	578,047,375	(20,311,876)
				(44,508,775)
Short Positions:
1,892	2 Year U.S. Treasury Notes	Dec. 2021	416,343,470	229,825
36	3 Year Australian Treasury Bonds	Dec. 2021	3,030,440	3,683
467	5 Year Euro-Bobl	Dec. 2021	72,990,310	370,039
85	10 Year Australian Treasury Bonds	Dec. 2021	8,693,596	71,650
25	10 Year Canadian Government Bonds	Dec. 2021	2,825,478	76,347
517	10 Year Euro-Bund	Dec. 2021	101,699,586	1,332,566
130	10 Year U.K. Gilt	Dec. 2021	21,921,525	465,714
594	10 Year U.S. Treasury Notes	Dec. 2021	78,175,972	660,542
353	10 Year U.S. Ultra Treasury Notes	Dec. 2021	51,273,250	1,153,795
67	20 Year U.S. Treasury Bonds	Dec. 2021	10,667,656	181,057
125	30 Year Euro Buxl	Dec. 2021	29,442,361	772,041
85	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	16,240,312	508,608
1,690	Euro Schatz Index	Dec. 2021	219,653,798	204,345
91	Euro-BTP Italian Government Bond	Dec. 2021	16,017,027	173,075
176	Euro-OAT	Dec. 2021	33,832,160	586,811
44	Short Euro-BTP	Dec. 2021	5,795,503	5,801
				6,795,899
				$(37,712,876)

Commodity Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
2	Brent 1st Line vs. Dubai 1st Line	Jan. 2023	$4,700	$2,319
2	Brent 1st Line vs. Dubai 1st Line	Feb. 2023	4,660	2,279
2	Brent 1st Line vs. Dubai 1st Line	Mar. 2023	4,640	2,259
2	Brent 1st Line vs. Dubai 1st Line	Apr. 2023	4,560	2,179
2	Brent 1st Line vs. Dubai 1st Line	May 2023	4,520	2,139
2	Brent 1st Line vs. Dubai 1st Line	Jun. 2023	4,460	2,079
2	Brent 1st Line vs. Dubai 1st Line	Jul. 2023	4,420	2,039
2	Brent 1st Line vs. Dubai 1st Line	Aug. 2023	4,360	1,979
2	Brent 1st Line vs. Dubai 1st Line	Sep. 2023	4,320	1,939
2	Brent 1st Line vs. Dubai 1st Line	Oct. 2023	4,260	1,879
2	Brent 1st Line vs. Dubai 1st Line	Nov. 2023	4,240	1,859
2	Brent 1st Line vs. Dubai 1st Line	Dec. 2023	4,180	1,799
12	Brent Crude	Jan. 2022	930,360	(4,610)
34	Brent Crude	Mar. 2022	2,586,040	476,326
95	Brent Crude	Jun. 2022	7,057,550	584,141
17	Brent Crude	Dec. 2022	1,212,270	18,168
3	Brent Crude	Dec. 2023	200,340	15,286
12	Brent Crude	Dec. 2024	760,200	108,126
93	California Carbon Allowance Vintage	Dec. 2021	2,534,250	836,879
36	California Carbon Allowance Vintage	Dec. 2022	1,021,680	168,919
1	Chicago Ethanol (Platts) Swap	Dec. 2021	78,120	103
1	Chicago Ethanol (Platts) Swap	Jan. 2022	76,545	1,510
A50

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Commodity Futures contracts outstanding at September 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1	Chicago Ethanol (Platts) Swap	Feb. 2022	$76,860	$(1,892)
23	Cocoa	Dec. 2021	609,960	53,806
3	Coffee ’C’	Mar. 2022	221,400	(2,513)
11	Copper	Dec. 2021	1,124,475	(83,565)
9	Cotton No. 2	Mar. 2022	467,460	55,846
3	Gasoline RBOB	Mar. 2022	269,942	18,673
20	Gold 100 OZ	Dec. 2021	3,514,000	(45,011)
20	Hard Red Winter Wheat	Mar. 2022	739,250	12,073
3	Henry Hub LD1 Fixed Price	Nov. 2022	29,235	2,409
3	Henry Hub LD1 Fixed Price	Dec. 2022	30,352	3,527
3	Henry Hub LD1 Fixed Price	Jan. 2023	30,990	4,164
3	Henry Hub LD1 Fixed Price	Feb. 2023	30,360	3,684
3	Henry Hub LD1 Fixed Price	Mar. 2023	27,990	1,164
3	Henry Hub LD1 Fixed Price	Apr. 2023	23,527	314
3	Henry Hub LD1 Fixed Price	May 2023	22,928	(286)
3	Henry Hub LD1 Fixed Price	Jun. 2023	23,258	44
3	Henry Hub LD1 Fixed Price	Jul. 2023	23,617	404
3	Henry Hub LD1 Fixed Price	Aug. 2023	23,730	517
3	Henry Hub LD1 Fixed Price	Sep. 2023	23,685	472
3	Henry Hub LD1 Fixed Price	Oct. 2023	23,947	734
14	ICE ECX EMISSION	Dec. 2021	1,001,231	85,056
5	ICE Endex Dutch TTF Natural Gas	Apr. 2022	218,098	128,089
5	ICE Endex Dutch TTF Natural Gas	May 2022	189,603	96,593
5	ICE Endex Dutch TTF Natural Gas	Jun. 2022	181,068	91,059
5	ICE Endex Dutch TTF Natural Gas	Jul. 2022	186,229	93,219
5	ICE Endex Dutch TTF Natural Gas	Aug. 2022	185,604	92,595
5	ICE Endex Dutch TTF Natural Gas	Sep. 2022	181,056	91,046
1	ICE Endex Dutch TTF Natural Gas	Oct. 2022	38,323	20,279
1	ICE Endex Dutch TTF Natural Gas	Nov. 2022	37,540	20,101
1	ICE Endex Dutch TTF Natural Gas	Dec. 2022	38,979	20,959
41	Live Cattle	Dec. 2021	2,061,890	(140,097)
14	LME Lead	Nov. 2021	735,175	(72,331)
6	LME Lead	Jan. 2022	313,800	(19,988)
9	LME Nickel	Nov. 2021	968,787	(51,051)
6	LME Nickel	Jan. 2022	645,462	(43,408)
15	LME PRI Aluminum	Nov. 2021	1,071,281	34,261
7	LME Zinc	Nov. 2021	522,287	3,221
5	LME Zinc	Jan. 2022	373,500	(8,988)
36	Low Sulphur Gas Oil	Dec. 2021	2,415,600	329,617
5	Low Sulphur Gas Oil	Mar. 2022	329,000	30,955
2	Natural Gas	Feb. 2022	119,020	5,069
5	Natural Gas	Mar. 2022	275,850	72,672
27	Natural Gas	May 2022	1,032,480	185,562
4	No. 2 Soft Red Winter Wheat	Jul. 2022	144,300	2,400
3	NY Harbor ULSD	Mar. 2022	287,696	32,786
3	Platinum	Jan. 2022	144,360	(7,994)
105	SGX Iron Ore 62%	Jan. 2022	1,207,920	4,589
1	Silver	Dec. 2021	110,235	(20,657)
40	Soybean	Jan. 2022	2,531,000	(50,459)
139	Soybean Meal	Jan. 2022	4,600,900	(163,430)
15	White Sugar	Mar. 2022	386,850	6,974
34	WTI Crude	Nov. 2021	2,551,020	91,871
9	WTI Crude	Dec. 2021	672,300	2,098
17	WTI Crude	Sep. 2022	1,177,930	83,777
17	WTI Crude	Mar. 2023	1,123,700	71,170
140	WTI Crude	Jun. 2023	9,062,200	803,286
A51

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Commodity Futures contracts outstanding at September 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1	WTI Houston (Argus) vs. WTI Trade Month	Nov. 2021	$1,150	$(1,352)
1	WTI Houston (Argus) vs. WTI Trade Month	Dec. 2021	1,030	(1,472)
24	WTI Light Sweet Crude Oil	Dec. 2021	1,792,800	295,887
32	WTI Light Sweet Crude Oil	Dec. 2022	2,166,400	300,138
				4,768,262
Short Positions:
1	Brent 1st Line vs. Dubai 1st Line	Jan. 2022	2,625	(38)
1	Brent 1st Line vs. Dubai 1st Line	Feb. 2022	2,610	(23)
1	Brent 1st Line vs. Dubai 1st Line	Mar. 2022	2,560	27
1	Brent 1st Line vs. Dubai 1st Line	Apr. 2022	2,520	67
1	Brent 1st Line vs. Dubai 1st Line	May 2022	2,470	117
1	Brent 1st Line vs. Dubai 1st Line	Jun. 2022	2,440	147
1	Brent 1st Line vs. Dubai 1st Line	Jul. 2022	2,400	187
1	Brent 1st Line vs. Dubai 1st Line	Aug. 2022	2,380	207
1	Brent 1st Line vs. Dubai 1st Line	Sep. 2022	2,360	227
1	Brent 1st Line vs. Dubai 1st Line	Oct. 2022	2,340	247
1	Brent 1st Line vs. Dubai 1st Line	Nov. 2022	2,320	267
1	Brent 1st Line vs. Dubai 1st Line	Dec. 2022	2,300	287
21	Brent Crude	Dec. 2021	1,644,510	(75,172)
4	Brent Crude	Sep. 2022	290,920	(15,015)
140	Brent Crude	Jun. 2023	9,643,200	(1,071,791)
2	California Carbon Allowance Current Auction Clearing Price	Feb. 2022	20	(751)
10	Coffee ’C’	Dec. 2021	727,500	(54,770)
187	Corn	Dec. 2021	5,018,612	139,245
13	Corn	Mar. 2022	353,925	(1,849)
5	Corn	Dec. 2022	130,687	(1,611)
26	Hard Red Winter Wheat	Dec. 2021	951,275	(36,860)
10	ICE Endex Dutch TTF Natural Gas	Dec. 2021	845,748	(230,825)
6	ICE Endex Dutch TTF Natural Gas	Jan. 2022	506,689	(233,600)
6	ICE Endex Dutch TTF Natural Gas	Feb. 2022	456,590	(209,930)
6	ICE Endex Dutch TTF Natural Gas	Mar. 2022	477,431	(204,709)
5	ICE Natural Gas	Dec. 2021	536,403	(138,323)
53	Lean Hogs	Dec. 2021	1,810,480	(121,592)
14	LME Lead	Nov. 2021	735,175	47,839
9	LME Nickel	Nov. 2021	968,787	68,873
15	LME PRI Aluminum	Nov. 2021	1,071,281	(125,831)
11	LME PRI Aluminum	Jan. 2022	784,231	(4,174)
7	LME Zinc	Nov. 2021	522,287	9,426
17	Natural Gas	Jan. 2022	1,032,410	(124,538)
18	Natural Gas	Apr. 2022	719,280	(180,372)
9	Natural Gas	Oct. 2022	352,170	(8,822)
26	No. 2 Soft Red Winter Wheat	Dec. 2021	943,150	(4,703)
14	No. 2 Soft Red Winter Wheat	Mar. 2022	515,550	(810)
2	Palladium	Dec. 2021	379,960	95,617
5	Soybean	Mar. 2022	318,000	7,472
13	Soybean Meal	Mar. 2022	433,420	16,314
12	Soybean Oil	Jan. 2022	421,560	(9,838)
4	Soybean Oil	Mar. 2022	139,848	(2,150)
11	Sugar #11 (World)	Mar. 2022	250,589	(1,995)
3	WTI Crude	Mar. 2022	218,970	(13,041)
49	WTI Crude	Jun. 2022	3,486,350	(335,939)
78	WTI Crude	Dec. 2022	5,280,600	(364,523)
3	WTI Crude	Dec. 2023	187,020	(14,132)
12	WTI Crude	Dec. 2024	701,880	(101,727)
57	WTI Light Sweet Crude Oil	Jun. 2022	4,055,550	(403,532)
1	WTI Midland (Argus) vs. WTI Financial	Nov. 2021	660	638
A52

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Commodity Futures contracts outstanding at September 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1	WTI Midland (Argus) vs. WTI Financial	Dec. 2021	$550	$748
				(3,705,034)
				$1,063,228
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/05/21	Citibank, N.A.	AUD	1,848	$1,366,063	$1,336,039	$—	$(30,024)
Expiring 10/05/21	UBS AG Stamford	AUD	11,620	8,413,320	8,401,095	—	(12,225)
Expiring 10/05/21	UBS AG Stamford	AUD	5,016	3,631,805	3,626,528	—	(5,277)
Brazilian Real,
Expiring 10/04/21	BNP Paribas S.A.	BRL	19,165	3,626,896	3,516,402	—	(110,494)
British Pound,
Expiring 10/04/21	Barclays Bank PLC	GBP	37,136	50,005,819	50,036,679	30,860	—
Expiring 10/04/21	Barclays Bank PLC	GBP	25,023	33,695,296	33,716,090	20,794	—
Expiring 10/04/21	Barclays Bank PLC	GBP	9,933	13,573,923	13,384,236	—	(189,687)
Canadian Dollar,
Expiring 10/01/21	Standard Chartered Bank, London	CAD	897	707,000	707,852	852	—
Expiring 10/04/21	Morgan Stanley & Co. International PLC	CAD	2,653	2,097,447	2,094,779	—	(2,668)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CAD	583	465,353	460,019	—	(5,334)
Chinese Renminbi,
Expiring 10/22/21	BNP Paribas S.A.	CNH	1,980	305,561	306,480	919	—
Expiring 10/22/21	BNP Paribas S.A.	CNH	1,497	230,772	231,740	968	—
Expiring 10/22/21	Goldman Sachs Bank USA	CNH	1,508	232,555	233,424	869	—
Expiring 10/22/21	HSBC Bank USA, N.A.	CNH	75,841	11,731,405	11,741,272	9,867	—
Expiring 10/22/21	Morgan Stanley & Co. International PLC	CNH	4,490	693,772	695,058	1,286	—
Expiring 11/22/21	HSBC Bank USA, N.A.	CNH	2,153	332,252	332,536	284	—
Expiring 12/15/21	Citibank, N.A.	CNH	1,463	225,226	225,530	304	—
Expiring 12/15/21	Goldman Sachs Bank USA	CNH	1,668	256,557	257,159	602	—
Expiring 12/15/21	Standard Chartered Bank, London	CNH	1,970	302,969	303,660	691	—
Danish Krone,
Expiring 10/01/21	Citibank, N.A.	DKK	19,810	3,117,244	3,085,741	—	(31,503)
Expiring 10/01/21	Citibank, N.A.	DKK	19,629	3,088,755	3,057,540	—	(31,215)
Expiring 10/01/21	Citibank, N.A.	DKK	4,510	710,117	702,506	—	(7,611)
Expiring 10/01/21	Citibank, N.A.	DKK	3,625	577,020	564,652	—	(12,368)
Expiring 10/01/21	Morgan Stanley & Co. International PLC	DKK	112,664	17,695,040	17,549,206	—	(145,834)
Expiring 10/01/21	Morgan Stanley & Co. International PLC	DKK	111,634	17,533,324	17,388,822	—	(144,502)
Expiring 10/01/21	Morgan Stanley & Co. International PLC	DKK	61,931	9,749,596	9,646,692	—	(102,904)
Expiring 10/01/21	Morgan Stanley & Co. International PLC	DKK	61,365	9,660,493	9,558,530	—	(101,963)
Expiring 04/01/22	HSBC Bank USA, N.A.	DKK	8,095	1,264,583	1,265,702	1,119	—
Expiring 04/01/22	HSBC Bank USA, N.A.	DKK	7,375	1,152,106	1,153,125	1,019	—
Euro,
Expiring 10/04/21	BNP Paribas S.A.	EUR	454	532,390	525,935	—	(6,455)
Expiring 10/04/21	Citibank, N.A.	EUR	620	735,352	718,236	—	(17,116)
Expiring 10/04/21	Citibank, N.A.	EUR	418	496,127	484,231	—	(11,896)
Expiring 10/04/21	Goldman Sachs Bank USA	EUR	438	518,204	507,399	—	(10,805)
Expiring 10/04/21	HSBC Bank USA, N.A.	EUR	45,335	53,114,560	52,518,222	—	(596,338)
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	EUR	8,791	10,405,863	10,183,899	—	(221,964)
Expiring 07/01/22	BNP Paribas S.A.	EUR	254	306,648	295,721	—	(10,927)
Expiring 07/01/22	Goldman Sachs Bank USA	EUR	113	138,224	131,665	—	(6,559)
Expiring 07/01/22	Goldman Sachs Bank USA	EUR	85	103,833	99,040	—	(4,793)
A53

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/01/22	HSBC Bank USA, N.A.	EUR	279	$338,592	$324,988	$—	$(13,604)
Expiring 07/01/22	HSBC Bank USA, N.A.	EUR	58	70,879	67,636	—	(3,243)
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	127	150,534	147,977	—	(2,557)
Indonesian Rupiah,
Expiring 11/15/21	JPMorgan Chase Bank, N.A.	IDR	7,314,541	508,873	508,109	—	(764)
Expiring 11/15/21	JPMorgan Chase Bank, N.A.	IDR	6,485,606	451,204	450,527	—	(677)
Expiring 11/15/21	JPMorgan Chase Bank, N.A.	IDR	3,656,476	254,647	254,000	—	(647)
Expiring 11/15/21	JPMorgan Chase Bank, N.A.	IDR	3,242,090	225,788	225,214	—	(574)
Expiring 11/15/21	Morgan Stanley & Co. International PLC	IDR	3,591,312	249,813	249,473	—	(340)
Expiring 11/15/21	Morgan Stanley & Co. International PLC	IDR	3,184,313	221,502	221,200	—	(302)
Expiring 12/15/21	Goldman Sachs Bank USA	IDR	12,577,796	873,822	870,717	—	(3,105)
Expiring 12/15/21	Goldman Sachs Bank USA	IDR	11,152,383	774,794	772,041	—	(2,753)
Expiring 12/15/21	HSBC Bank USA, N.A.	IDR	3,697,619	256,904	255,973	—	(931)
Expiring 12/15/21	HSBC Bank USA, N.A.	IDR	3,278,567	227,789	226,964	—	(825)
Expiring 12/15/21	Standard Chartered Bank, London	IDR	7,631,248	531,276	528,285	—	(2,991)
Expiring 12/15/21	Standard Chartered Bank, London	IDR	6,766,406	471,067	468,415	—	(2,652)
Malaysian Ringgit,
Expiring 10/22/21	BNP Paribas S.A.	MYR	43,834	10,465,299	10,450,122	—	(15,177)
Mexican Peso,
Expiring 10/04/21	BNP Paribas S.A.	MXN	50,032	2,485,041	2,421,978	—	(63,063)
Expiring 10/05/21	BNP Paribas S.A.	MXN	49,816	2,453,802	2,411,055	—	(42,747)
Expiring 10/05/21	BNP Paribas S.A.	MXN	9,972	493,778	482,637	—	(11,141)
Expiring 10/05/21	HSBC Bank USA, N.A.	MXN	309	14,675	14,953	278	—
Expiring 01/12/22	BNP Paribas S.A.	MXN	50,125	2,447,770	2,392,681	—	(55,089)
New Zealand Dollar,
Expiring 10/04/21	Morgan Stanley & Co. International PLC	NZD	9,002	6,246,083	6,214,397	—	(31,686)
Expiring 10/04/21	Morgan Stanley & Co. International PLC	NZD	7,667	5,319,786	5,292,799	—	(26,987)
Norwegian Krone,
Expiring 10/04/21	BNP Paribas S.A.	NOK	36,695	4,151,711	4,197,536	45,825	—
Expiring 10/04/21	HSBC Bank USA, N.A.	NOK	17,090	1,966,156	1,954,923	—	(11,233)
Expiring 10/04/21	HSBC Bank USA, N.A.	NOK	12,265	1,416,867	1,402,991	—	(13,876)
Expiring 10/04/21	Morgan Stanley & Co. International PLC	NOK	10,875	1,251,337	1,243,990	—	(7,347)
Expiring 11/02/21	Morgan Stanley & Co. International PLC	NOK	76,925	8,728,512	8,797,555	69,043	—
Expiring 11/17/21	Citibank, N.A.	NOK	19,250	2,178,137	2,201,231	23,094	—
Peruvian Nuevo Sol,
Expiring 11/04/21	Citibank, N.A.	PEN	4,056	988,000	980,182	—	(7,818)
Expiring 11/04/21	Citibank, N.A.	PEN	1,275	312,000	308,204	—	(3,796)
Expiring 11/04/21	Citibank, N.A.	PEN	750	183,000	181,357	—	(1,643)
Expiring 11/12/21	Goldman Sachs Bank USA	PEN	10,533	2,810,141	2,544,675	—	(265,466)
Expiring 12/09/21	HSBC Bank USA, N.A.	PEN	3,944	1,066,424	951,666	—	(114,758)
Russian Ruble,
Expiring 10/22/21	Goldman Sachs Bank USA	RUB	13,356	177,124	182,892	5,768	—
Expiring 10/22/21	Goldman Sachs Bank USA	RUB	13,086	173,755	179,196	5,441	—
Expiring 10/22/21	HSBC Bank USA, N.A.	RUB	6,875	91,209	94,142	2,933	—
Expiring 10/22/21	Standard Chartered Bank, London	RUB	33,860	449,958	463,651	13,693	—
Expiring 10/22/21	UBS AG Stamford	RUB	13,869	184,059	189,910	5,851	—
Expiring 10/22/21	UBS AG Stamford	RUB	6,938	92,046	94,997	2,951	—
Expiring 11/22/21	Barclays Bank PLC	RUB	5,007	67,062	68,201	1,139	—
Expiring 11/22/21	Citibank, N.A.	RUB	40,966	548,267	558,042	9,775	—
Expiring 11/22/21	Credit Suisse International	RUB	4,604	61,637	62,723	1,086	—
Expiring 11/22/21	Goldman Sachs Bank USA	RUB	5,262	70,566	71,685	1,119	—
Expiring 11/22/21	HSBC Bank USA, N.A.	RUB	881	11,798	12,004	206	—
Expiring 11/22/21	Morgan Stanley & Co. International PLC	RUB	12,075	161,729	164,482	2,753	—
Expiring 11/22/21	UBS AG Stamford	RUB	19,187	256,273	261,373	5,100	—
Expiring 12/20/21	Citibank, N.A.	RUB	17,769	239,320	240,535	1,215	—
A54

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 12/20/21	Goldman Sachs Bank USA	RUB	52,269	$703,888	$707,537	$3,649	$—
Expiring 12/20/21	Goldman Sachs Bank USA	RUB	17,945	240,531	242,914	2,383	—
South Korean Won,
Expiring 12/15/21	HSBC Bank USA, N.A.	KRW	5,170,611	4,418,495	4,361,246	—	(57,249)
Expiring 12/15/21	Standard Chartered Bank, London	KRW	2,419,982	2,077,398	2,041,177	—	(36,221)
Swedish Krona,
Expiring 11/17/21	UBS AG Stamford	SEK	18,870	2,175,365	2,156,220	—	(19,145)
				$335,579,953	$333,212,820	273,736	(2,640,869)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/05/21	BNP Paribas S.A.	AUD	1,751	$1,285,143	$1,265,912	$19,231	$—
Expiring 10/05/21	Citibank, N.A.	AUD	7,352	5,338,650	5,315,481	23,169	—
Expiring 10/05/21	Citibank, N.A.	AUD	3,265	2,370,906	2,360,616	10,290	—
Expiring 10/05/21	HSBC Bank USA, N.A.	AUD	1,643	1,193,597	1,187,832	5,765	—
Expiring 10/05/21	Morgan Stanley & Co. International PLC	AUD	4,473	3,254,670	3,233,822	20,848	—
Expiring 11/02/21	UBS AG Stamford	AUD	11,620	8,414,343	8,402,102	12,241	—
Expiring 11/02/21	UBS AG Stamford	AUD	5,016	3,632,247	3,626,962	5,285	—
Brazilian Real,
Expiring 10/04/21	Morgan Stanley & Co. International PLC	BRL	19,165	3,543,866	3,516,402	27,464	—
Expiring 11/03/21	BNP Paribas S.A.	BRL	19,165	3,609,953	3,500,628	109,325	—
British Pound,
Expiring 10/04/21	BNP Paribas S.A.	GBP	9,933	13,609,872	13,384,236	225,636	—
Expiring 10/04/21	BNP Paribas S.A.	GBP	3,679	5,065,521	4,957,099	108,422	—
Expiring 10/04/21	BNP Paribas S.A.	GBP	964	1,321,553	1,298,897	22,656	—
Expiring 10/04/21	BNP Paribas S.A.	GBP	829	1,145,117	1,116,998	28,119	—
Expiring 10/04/21	BNP Paribas S.A.	GBP	436	602,553	587,468	15,085	—
Expiring 10/04/21	BNP Paribas S.A.	GBP	296	408,552	398,832	9,720	—
Expiring 10/04/21	Citibank, N.A.	GBP	2,497	3,449,840	3,364,468	85,372	—
Expiring 10/04/21	Citibank, N.A.	GBP	2,448	3,310,097	3,298,445	11,652	—
Expiring 10/04/21	Citibank, N.A.	GBP	1,846	2,523,925	2,487,308	36,617	—
Expiring 10/04/21	HSBC Bank USA, N.A.	GBP	405	550,769	545,699	5,070	—
Expiring 10/04/21	Standard Chartered Bank, London	GBP	34,326	47,039,355	46,250,473	788,882	—
Expiring 10/04/21	Standard Chartered Bank, London	GBP	16,191	22,187,925	21,815,819	372,106	—
Expiring 10/04/21	Standard Chartered Bank, London	GBP	690	941,160	929,709	11,451	—
Expiring 11/02/21	Barclays Bank PLC	GBP	37,136	50,007,977	50,038,486	—	(30,509)
Expiring 11/02/21	Barclays Bank PLC	GBP	25,023	33,696,750	33,717,308	—	(20,558)
Expiring 11/02/21	Barclays Bank PLC	GBP	9,933	13,574,489	13,384,719	189,770	—
Canadian Dollar,
Expiring 10/04/21	BNP Paribas S.A.	CAD	2,816	2,218,000	2,223,380	—	(5,380)
Expiring 10/04/21	Citibank, N.A.	CAD	3,224	2,522,039	2,545,374	—	(23,335)
Expiring 10/04/21	Citibank, N.A.	CAD	1,336	1,060,390	1,054,783	5,607	—
Expiring 10/04/21	HSBC Bank USA, N.A.	CAD	1,715	1,362,738	1,354,007	8,731	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	CAD	510	404,026	402,649	1,377	—
Expiring 11/02/21	Morgan Stanley & Co. International PLC	CAD	2,653	2,097,364	2,094,700	2,664	—
Expiring 02/14/22	Goldman Sachs Bank USA	CAD	662	549,000	522,524	26,476	—
Expiring 02/14/22	Goldman Sachs Bank USA	CAD	416	344,000	328,430	15,570	—
Chinese Renminbi,
Expiring 10/22/21	BNP Paribas S.A.	CNH	69,890	10,787,445	10,819,895	—	(32,450)
Expiring 10/22/21	BNP Paribas S.A.	CNH	52,846	8,147,087	8,181,267	—	(34,180)
Expiring 10/22/21	Goldman Sachs Bank USA	CNH	53,230	8,210,034	8,240,696	—	(30,662)
A55

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 10/22/21	HSBC Bank USA, N.A.	CNH	2,148	$332,252	$332,531	$—	$(279)
Expiring 10/22/21	JPMorgan Chase Bank, N.A.	CNH	48	7,428	7,431	—	(3)
Expiring 10/22/21	Morgan Stanley & Co. International PLC	CNH	158,501	24,492,699	24,538,097	—	(45,398)
Expiring 10/22/21	Morgan Stanley & Co. International PLC	CNH	1,027	158,585	158,998	—	(413)
Expiring 11/22/21	HSBC Bank USA, N.A.	CNH	76,028	11,731,405	11,741,446	—	(10,041)
Expiring 12/15/21	Citibank, N.A.	CNH	51,650	7,951,310	7,962,040	—	(10,730)
Expiring 12/15/21	Goldman Sachs Bank USA	CNH	58,893	9,057,397	9,078,661	—	(21,264)
Expiring 12/15/21	Standard Chartered Bank, London	CNH	69,543	10,695,923	10,720,309	—	(24,386)
Expiring 12/15/21	Standard Chartered Bank, London	CNH	1,297	199,243	199,904	—	(661)
Danish Krone,
Expiring 10/01/21	BNP Paribas S.A.	DKK	4,665	739,991	726,649	13,342	—
Expiring 10/01/21	BNP Paribas S.A.	DKK	2,315	370,343	360,598	9,745	—
Expiring 10/01/21	JPMorgan Chase Bank, N.A.	DKK	125,845	20,235,368	19,602,404	632,964	—
Expiring 10/01/21	JPMorgan Chase Bank, N.A.	DKK	52,128	8,381,925	8,119,738	262,187	—
Expiring 10/01/21	Morgan Stanley & Co. International PLC	DKK	61,880	9,955,135	9,638,814	316,321	—
Expiring 10/01/21	Morgan Stanley & Co. International PLC	DKK	61,797	9,941,769	9,625,872	315,897	—
Expiring 10/01/21	Societe Generale Paris	DKK	73,548	11,831,764	11,456,346	375,418	—
Expiring 04/01/22	Citibank, N.A.	DKK	19,735	3,117,244	3,085,728	31,516	—
Expiring 04/01/22	Citibank, N.A.	DKK	19,555	3,088,755	3,057,527	31,228	—
Expiring 04/01/22	Morgan Stanley & Co. International PLC	DKK	112,239	17,695,040	17,549,259	145,781	—
Expiring 04/01/22	Morgan Stanley & Co. International PLC	DKK	111,213	17,533,324	17,388,875	144,449	—
Expiring 04/01/22	Morgan Stanley & Co. International PLC	DKK	61,697	9,749,596	9,646,636	102,960	—
Expiring 04/01/22	Morgan Stanley & Co. International PLC	DKK	61,133	9,660,493	9,558,474	102,019	—
Euro,
Expiring 10/04/21	Barclays Bank PLC	EUR	4,642	5,482,558	5,377,094	105,464	—
Expiring 10/04/21	BNP Paribas S.A.	EUR	40,693	47,772,162	47,141,129	631,033	—
Expiring 10/04/21	BNP Paribas S.A.	EUR	1,434	1,697,376	1,661,212	36,164	—
Expiring 10/04/21	Goldman Sachs Bank USA	EUR	4,414	5,169,153	5,113,381	55,772	—
Expiring 10/04/21	HSBC Bank USA, N.A.	EUR	2,858	3,353,291	3,310,838	42,453	—
Expiring 10/04/21	HSBC Bank USA, N.A.	EUR	818	960,155	947,609	12,546	—
Expiring 10/04/21	HSBC Bank USA, N.A.	EUR	587	686,317	680,008	6,309	—
Expiring 10/04/21	Standard Chartered Bank, London	EUR	89,232	105,399,759	103,370,001	2,029,758	—
Expiring 10/04/21	Standard Chartered Bank, London	EUR	59,153	69,871,114	68,525,556	1,345,558	—
Expiring 11/02/21	HSBC Bank USA, N.A.	EUR	45,335	53,143,938	52,546,520	597,418	—
Expiring 11/02/21	Standard Chartered Bank, London	EUR	82,774	95,982,273	95,940,422	41,851	—
Expiring 11/02/21	Standard Chartered Bank, London	EUR	65,001	75,373,585	75,340,720	32,865	—
Expiring 07/01/22	Goldman Sachs Bank USA	EUR	282	349,578	328,579	20,999	—
Expiring 07/01/22	HSBC Bank USA, N.A.	EUR	22	27,327	25,634	1,693	—
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	211	243,474	245,981	—	(2,507)
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	131	157,512	152,929	4,583	—
Expiring 11/01/22	Goldman Sachs Bank USA	EUR	252	311,166	294,499	16,667	—
Expiring 12/01/22	Goldman Sachs Bank USA	EUR	132	164,360	154,400	9,960	—
Indonesian Rupiah,
Expiring 11/01/21	BNP Paribas S.A.	IDR	2,558,307	178,000	178,006	—	(6)
Expiring 11/01/21	Standard Chartered Bank, London	IDR	11,543,125	803,000	803,166	—	(166)
Expiring 11/04/21	Citibank, N.A.	IDR	22,113,183	1,540,000	1,538,085	1,915	—
Expiring 11/04/21	Standard Chartered Bank, London	IDR	2,053,480	143,000	142,830	170	—
Expiring 11/15/21	BNP Paribas S.A.	IDR	16,172,112	1,124,000	1,123,407	593	—
Expiring 11/15/21	HSBC Bank USA, N.A.	IDR	17,751,090	1,234,000	1,233,091	909	—
Israeli Shekel,
Expiring 11/12/21	BNP Paribas S.A.	ILS	2,637	804,980	818,286	—	(13,306)
Expiring 11/12/21	HSBC Bank USA, N.A.	ILS	2,704	833,574	839,006	—	(5,432)
Expiring 11/30/21	Citibank, N.A.	ILS	15,304	4,702,792	4,749,570	—	(46,778)
Expiring 11/30/21	Citibank, N.A.	ILS	9,302	2,874,005	2,886,849	—	(12,844)
Expiring 11/30/21	Citibank, N.A.	ILS	8,801	2,698,330	2,731,450	—	(33,120)
A56

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 11/30/21	Citibank, N.A.	ILS	7,302	$2,228,520	$2,266,248	$—	$(37,728)
Expiring 11/30/21	Citibank, N.A.	ILS	6,102	1,863,744	1,893,619	—	(29,875)
Expiring 11/30/21	Citibank, N.A.	ILS	3,701	1,120,077	1,148,703	—	(28,626)
Expiring 01/31/22	HSBC Bank USA, N.A.	ILS	6,121	1,896,026	1,901,446	—	(5,420)
Expiring 02/02/22	Citibank, N.A.	ILS	8,803	2,722,662	2,734,427	—	(11,765)
Expiring 02/02/22	Citibank, N.A.	ILS	8,503	2,627,001	2,641,208	—	(14,207)
Expiring 04/06/22	Citibank, N.A.	ILS	1,500	462,089	466,398	—	(4,309)
Expiring 06/08/22	Citibank, N.A.	ILS	2,894	893,294	901,030	—	(7,736)
Expiring 06/08/22	Citibank, N.A.	ILS	2,400	740,907	747,058	—	(6,151)
Expiring 08/01/22	Citibank, N.A.	ILS	1,014	306,789	315,983	—	(9,194)
Expiring 08/03/22	Citibank, N.A.	ILS	2,900	905,121	903,779	1,342	—
Japanese Yen,
Expiring 10/04/21	Standard Chartered Bank, London	JPY	131,945	1,201,343	1,185,575	15,768	—
Expiring 11/02/21	Standard Chartered Bank, London	JPY	131,945	1,182,783	1,185,803	—	(3,020)
Malaysian Ringgit,
Expiring 10/22/21	Standard Chartered Bank, London	MYR	43,834	10,533,722	10,450,123	83,599	—
Expiring 12/22/21	BNP Paribas S.A.	MYR	43,834	10,437,142	10,423,340	13,802	—
Mexican Peso,
Expiring 10/04/21	HSBC Bank USA, N.A.	MXN	50,032	2,513,956	2,421,978	91,978	—
Expiring 10/05/21	BNP Paribas S.A.	MXN	50,125	2,482,011	2,426,008	56,003	—
Expiring 10/05/21	BNP Paribas S.A.	MXN	9,972	491,194	482,637	8,557	—
Expiring 10/27/21	HSBC Bank USA, N.A.	MXN	570	27,685	27,503	182	—
Expiring 11/08/21	BNP Paribas S.A.	MXN	768	38,045	36,992	1,053	—
Expiring 12/03/21	BNP Paribas S.A.	MXN	50,032	2,464,611	2,400,856	63,755	—
Expiring 01/12/22	BNP Paribas S.A.	MXN	9,972	486,966	476,007	10,959	—
New Zealand Dollar,
Expiring 10/04/21	Citibank, N.A.	NZD	4,352	3,067,255	3,004,339	62,916	—
Expiring 10/04/21	Citibank, N.A.	NZD	2,174	1,531,562	1,500,789	30,773	—
Expiring 10/04/21	Citibank, N.A.	NZD	1,141	809,242	787,673	21,569	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	NZD	9,002	6,257,438	6,214,397	43,041	—
Expiring 11/02/21	Morgan Stanley & Co. International PLC	NZD	9,002	6,245,056	6,213,352	31,704	—
Expiring 11/02/21	Morgan Stanley & Co. International PLC	NZD	7,667	5,318,912	5,291,910	27,002	—
Peruvian Nuevo Sol,
Expiring 10/15/21	Citibank, N.A.	PEN	6,375	1,733,866	1,541,231	192,635	—
Expiring 10/27/21	Citibank, N.A.	PEN	4,117	1,052,568	995,104	57,464	—
Expiring 12/09/21	Citibank, N.A.	PEN	6,655	1,810,551	1,605,796	204,755	—
Expiring 12/09/21	Citibank, N.A.	PEN	1,206	328,001	290,907	37,094	—
Expiring 01/10/22	Citibank, N.A.	PEN	31,220	8,560,904	7,515,725	1,045,179	—
Expiring 01/24/22	Goldman Sachs Bank USA	PEN	7,491	1,817,710	1,801,506	16,204	—
Expiring 01/24/22	Goldman Sachs Bank USA	PEN	3,790	917,757	911,408	6,349	—
Expiring 03/25/22	Citibank, N.A.	PEN	12,760	3,425,664	3,055,812	369,852	—
Expiring 03/25/22	Citibank, N.A.	PEN	9,805	2,662,140	2,348,137	314,003	—
Expiring 03/25/22	Citibank, N.A.	PEN	2,362	634,030	565,577	68,453	—
Singapore Dollar,
Expiring 12/15/21	Barclays Bank PLC	SGD	2,867	2,107,052	2,111,153	—	(4,101)
Expiring 12/15/21	BNP Paribas S.A.	SGD	845	621,840	622,226	—	(386)
Expiring 12/15/21	BNP Paribas S.A.	SGD	622	458,574	458,017	557	—
Expiring 12/15/21	BNP Paribas S.A.	SGD	353	258,673	259,936	—	(1,263)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	1,764	1,300,186	1,298,944	1,242	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	803	597,474	591,299	6,175	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	564	413,386	415,309	—	(1,923)
Expiring 12/15/21	NatWest Markets PLC	SGD	539	398,592	396,900	1,692	—
Expiring 12/15/21	UBS AG Stamford	SGD	754	557,145	555,218	1,927	—
South African Rand,
Expiring 12/15/21	Barclays Bank PLC	ZAR	3,497	239,519	229,814	9,705	—
A57

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 12/15/21	Citibank, N.A.	ZAR	2,126	$147,051	$139,696	$7,355	$—
Expiring 12/15/21	HSBC Bank USA, N.A.	ZAR	3,829	265,421	251,609	13,812	—
South Korean Won,
Expiring 10/22/21	BNP Paribas S.A.	KRW	5	4	4	—	—
Expiring 10/25/21	HSBC Bank USA, N.A.	KRW	1,814,356	1,532,913	1,531,364	1,549	—
Expiring 10/25/21	HSBC Bank USA, N.A.	KRW	689,845	583,083	582,248	835	—
Expiring 10/28/21	BNP Paribas S.A.	KRW	2,593,392	2,195,000	2,188,777	6,223	—
Expiring 10/28/21	JPMorgan Chase Bank, N.A.	KRW	18,907	16,000	15,957	43	—
Expiring 10/28/21	JPMorgan Chase Bank, N.A.	KRW	4,726	4,000	3,989	11	—
Expiring 10/28/21	UBS AG Stamford	KRW	2,637,396	2,233,000	2,225,916	7,084	—
Swiss Franc,
Expiring 10/04/21	Barclays Bank PLC	CHF	251	274,050	269,357	4,693	—
Expiring 10/04/21	UBS AG Stamford	CHF	170	183,382	182,433	949	—
Thai Baht,
Expiring 12/15/21	Barclays Bank PLC	THB	2,022	61,695	59,734	1,961	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	1,720	52,409	50,817	1,592	—
				$1,048,087,514	$1,036,031,122	12,626,504	(570,112)
						$12,900,240	$(3,210,981)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	10/14/21	0.250%(M)	10,270	*	$2,211	$(734)	$2,945	Goldman Sachs International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2021(4)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
British Telecommunications PLC	12/20/27	1.000%(Q)	EUR	2,000	1.007%	$(7,294)	$(325)	$6,969
Enbridge, Inc.	12/20/22	1.000%(Q)		2,600	0.305%	2,218	23,107	20,889
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)		600	0.724%	26,524	19,573	(6,951)
General Electric Co.	12/20/23	1.000%(Q)		1,800	0.353%	(41,807)	26,572	68,379
General Electric Co.	12/20/23	1.000%(Q)		300	0.353%	(8,670)	4,429	13,099
Jaguar Land Rover Automotive	06/20/26	5.000%(Q)	EUR	800	4.210%	49,002	32,320	(16,682)
Rolls-Royce PLC	12/20/24	1.000%(Q)	EUR	1,000	1.293%	(2,510)	(10,549)	(8,039)
Tesco PLC	06/20/25	1.000%(Q)	EUR	1,700	0.497%	(36,787)	37,976	74,763
						$(19,324)	$133,103	$152,427

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	4,300	$(31,828)	$(39,299)	$7,471	BNP Paribas S.A.
A58

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Credit default swap agreements outstanding at September 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Japan Govt.	06/20/22	(1.000)%(Q)		3,800	$(28,126)	$(34,018)	$5,892	Citibank, N.A.
Japan Govt.	06/20/22	(1.000)%(Q)		3,800	(28,126)	(33,911)	5,785	Goldman Sachs International
Japan Govt.	06/20/22	(1.000)%(Q)		700	(5,181)	(6,179)	998	Bank of America, N.A.
People’s Republic of China	06/20/23	(1.000)%(Q)		4,900	(73,435)	(42,643)	(30,792)	Goldman Sachs International
South Korea Govt.	06/20/23	(1.000)%(Q)		6,800	(109,366)	(74,236)	(35,130)	BNP Paribas S.A.
South Korea Govt.	06/20/23	(1.000)%(Q)		1,700	(27,342)	(19,115)	(8,227)	HSBC Bank USA, N.A.
U.S. Treasury Notes	12/20/22	0.250%(Q)	EUR	1,635	(1,693)	(4,931)	3,238	Barclays Bank PLC
United Mexican States	06/20/23	1.000%(Q)		575	(6,450)	1,627	(8,077)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		565	(6,338)	4,044	(10,382)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		190	(2,132)	1,512	(3,644)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		190	(2,131)	1,398	(3,529)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		190	(2,131)	506	(2,637)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		100	(1,122)	283	(1,405)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)		140	(1,999)	635	(2,634)	Citibank, N.A.
					$(327,400)	$(244,327)	$(83,073)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	1,700	0.362%	$2,957	$2,027	$930	Bank of America, N.A.
Federative Republic of Brazil	12/20/22	1.000%(Q)	3,100	0.816%	7,983	(22,934)	30,917	Morgan Stanley Capital Services LLC
Federative Republic of Brazil	12/20/23	1.000%(Q)	200	1.119%	(468)	(3,551)	3,083	HSBC Bank USA, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	480	2.018%	(8,204)	(11,973)	3,769	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.018%	(8,033)	(14,082)	6,049	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.018%	(2,735)	(4,913)	2,178	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.018%	(2,735)	(4,824)	2,089	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.018%	(2,735)	(4,010)	1,275	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	80	2.018%	(1,367)	(1,994)	627	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	140	2.723%	(7,438)	(8,511)	1,073	Citibank, N.A.
Republic of Indonesia	12/20/26	1.000%(Q)	2,300	0.818%	22,010	24,249	(2,239)	Goldman Sachs International
Republic of South Africa	12/20/25	1.000%(Q)	1,100	1.784%	(34,921)	(53,121)	18,200	Goldman Sachs International
State of Illinois	06/20/24	1.000%(Q)	500	0.789%	2,966	(3,657)	6,623	Citibank, N.A.
					$(32,720)	$(107,294)	$74,574

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.EM.34	12/20/25	1.000%(Q)	4,800	$133,509	$193,647	$60,138
CDX.NA.HY.35	12/20/25	5.000%(Q)	1,000	(67,403)	(92,670)	(25,267)
CDX.NA.HY.36	06/20/26	5.000%(Q)	2,100	(183,012)	(196,507)	(13,495)
CDX.NA.IG.35	12/20/25	1.000%(Q)	1,800	(41,205)	(43,848)	(2,643)
CDX.NA.IG.35	12/20/30	1.000%(Q)	28,500	(163,698)	(376,938)	(213,240)
CDX.NA.IG.36.V1	06/20/31	1.000%(Q)	17,100	(84,622)	(185,340)	(100,718)
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	59,240	(1,469,406)	(1,432,751)	36,655
A59

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Credit default swap agreements outstanding at September 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1)(cont’d.):
iTraxx Europe Series 31.V2	06/20/29	1.000%(Q)	EUR	19,700	$(115,411)	$(461,687)	$(346,276)
iTraxx Europe Series 32.V1	12/20/29	1.000%(Q)	EUR	3,100	(43,928)	(61,396)	(17,468)
					$(2,035,176)	$(2,657,490)	$(622,314)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	11,300	0.481%	$253,636	$275,675	$22,039
CDX.NA.IG.37	12/20/26	1.000%(Q)	24,800	0.531%	596,373	599,801	3,428
					$850,009	$875,476	$25,467

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.8.AAA	10/17/57	0.500%(M)	3,300	*	$28,633	$(162,616)	$191,249	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,000	*	8,677	(48,917)	57,594	Goldman Sachs International
CMBX.NA.8.AAA	10/17/57	0.500%(M)	600	*	5,206	(39,585)	44,791	Merrill Lynch International
					$42,516	$(251,118)	$293,634
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and
A60

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at September 30, 2021:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
AUD	8,100	3 Month BBSW plus 42.00 bps(Q)	5,589	3 Month LIBOR(Q)	Citibank, N.A.	07/31/29	$16,124	$—	$16,124
AUD	8,000	3 Month BBSW plus 42.25 bps(Q)	5,520	3 Month LIBOR(Q)	Goldman Sachs Bank USA	08/01/29	16,568	—	16,568
							$32,692	$—	$32,692

Inflation swap agreements outstanding at September 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	2,940	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	$(599)	$36,302	$36,901
EUR	440	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	11	(7,315)	(7,326)
EUR	1,710	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	81	(12,400)	(12,481)
EUR	9,500	03/15/31	1.380%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(64,188)	(756,491)	(692,303)
EUR	500	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(457)	810	1,267
EUR	40	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	151	2,528	2,377
EUR	315	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	950	5,369	4,419
GBP	1,400	08/15/22	4.220%(T)	U.K. Retail Price Index(1)(T)	—	38,192	38,192
GBP	4,200	09/15/22	4.180%(T)	U.K. Retail Price Index(1)(T)	—	97,904	97,904
GBP	1,100	09/15/23	4.480%(T)	U.K. Retail Price Index(1)(T)	—	11,059	11,059
GBP	30,600	01/15/25	3.330%(T)	U.K. Retail Price Index(2)(T)	621,787	(1,383,891)	(2,005,678)
GBP	1,300	12/15/28	3.632%(T)	U.K. Retail Price Index(2)(T)	—	(25,503)	(25,503)
GBP	3,900	01/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	(1,371)	(351,536)	(350,165)
GBP	3,100	05/15/30	3.346%(T)	U.K. Retail Price Index(2)(T)	6,680	(339,934)	(346,614)
GBP	2,500	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	108,900	(107,180)	(216,080)
GBP	1,280	11/15/30	3.397%(T)	U.K. Retail Price Index(1)(T)	9,371	165,611	156,240
GBP	1,130	11/15/30	3.445%(T)	U.K. Retail Price Index(1)(T)	—	137,033	137,033
GBP	580	11/15/30	3.510%(T)	U.K. Retail Price Index(1)(T)	—	63,970	63,970
GBP	1,700	03/15/31	3.740%(T)	U.K. Retail Price Index(2)(T)	873	(127,445)	(128,318)
GBP	3,000	04/15/31	3.700%(T)	U.K. Retail Price Index(2)(T)	26,411	(259,560)	(285,971)
GBP	2,080	04/15/31	3.750%(T)	U.K. Retail Price Index(2)(T)	362	(162,100)	(162,462)
GBP	1,400	09/15/31	4.066%(T)	U.K. Retail Price Index(2)(T)	—	10,086	10,086
GBP	1,000	03/15/36	3.566%(T)	U.K. Retail Price Index(2)(T)	—	(119,593)	(119,593)
GBP	2,400	03/15/36	3.580%(T)	U.K. Retail Price Index(2)(T)	(12,617)	(277,412)	(264,795)
GBP	2,180	11/15/40	3.217%(T)	U.K. Retail Price Index(2)(T)	(37,952)	(603,031)	(565,079)
GBP	800	11/15/40	3.272%(T)	U.K. Retail Price Index(2)(T)	(167)	(203,448)	(203,281)
GBP	1,130	11/15/40	3.273%(T)	U.K. Retail Price Index(2)(T)	—	(287,139)	(287,139)
GBP	980	11/15/40	3.340%(T)	U.K. Retail Price Index(2)(T)	—	(221,835)	(221,835)
GBP	900	11/15/50	3.000%(T)	U.K. Retail Price Index(1)(T)	34,070	433,150	399,080
GBP	800	11/15/50	3.051%(T)	U.K. Retail Price Index(1)(T)	—	355,744	355,744
GBP	400	11/15/50	3.143%(T)	U.K. Retail Price Index(1)(T)	—	150,673	150,673
	7,300	11/02/21	1.280%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(290,126)	(290,126)
	600	11/04/21	1.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(6)	(24,178)	(24,172)
	4,800	11/05/21	1.290%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(23)	(190,673)	(190,650)
	8,700	01/19/22	2.155%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(303,916)	(303,916)
	5,200	01/19/22	2.165%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(181,131)	(181,131)
	2,100	01/19/22	2.180%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(31)	(72,834)	(72,803)
	3,600	01/21/22	2.200%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(124,442)	(124,442)
	11,000	02/01/22	2.170%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(388,551)	(388,551)
	5,000	02/04/22	2.155%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(26)	(177,041)	(177,015)
	2,400	02/05/22	2.200%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(82,889)	(82,889)
A61

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Inflation swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
1,300	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$47,026	$47,026
13,200	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(384,813)	(832,361)	(447,548)
7,200	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	215,665	215,665
4,070	04/27/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(341)	105,174	105,515
1,140	05/09/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	30,382	30,382
1,760	05/10/23	2.281%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	42,129	42,129
1,465	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(84,728)	(84,728)
5,200	02/26/26	2.314%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	257,958	257,958
5,000	03/05/26	2.419%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	220,429	220,429
4,000	05/13/26	2.768%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	89,516	89,516
1,600	05/14/26	2.813%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	31,768	31,768
2,880	05/25/26	2.703%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	494	71,767	71,273
300	06/01/26	2.690%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	7,462	7,462
3,660	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	5,973	(144,556)	(150,529)
1,140	05/09/28	2.353%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(41,091)	(41,091)
1,720	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(60,515)	(60,515)
1,760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(61,273)	(61,273)
500	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(72)	(17,945)	(17,873)
200	08/26/28	2.573%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	2,468	2,468
900	09/10/28	2.645%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	3,602	3,602
2,700	07/25/29	1.998%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	1,742	(220,655)	(222,397)
3,300	11/20/29	1.883%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,719	(323,455)	(326,174)
6,000	05/19/30	1.280%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(985,252)	(985,252)
800	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(56,841)	(56,841)
2,500	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(177,358)	(177,358)
7,300	02/24/31	2.311%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	3,182	441,414	438,232
1,720	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(71,935)	(71,935)
590	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(26,795)	(26,795)
1,180	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(51,969)	(51,969)
1,195	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(52,772)	(52,772)
735	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(32,054)	(32,054)
740	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(32,170)	(32,170)
605	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(25,601)	(25,601)
1,170	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(48,866)	(48,866)
				$321,094	$(7,354,595)	$(7,675,689)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	9,000	06/17/30	1.250%(S)	6 Month BBSW(1)(S)	$(139,811)	$135,399	$275,210
BRL	27,700	01/03/22	2.850%(T)	1 Day BROIS(1)(T)	(42)	71,450	71,492
BRL	67,800	01/03/22	2.860%(T)	1 Day BROIS(1)(T)	—	171,900	171,900
BRL	34,800	01/03/22	2.860%(T)	1 Day BROIS(1)(T)	(10)	89,854	89,864
BRL	20,100	01/03/22	2.870%(T)	1 Day BROIS(1)(T)	—	50,990	50,990
BRL	29,400	01/03/22	2.871%(T)	1 Day BROIS(1)(T)	—	74,353	74,353
BRL	700	01/03/22	2.880%(T)	1 Day BROIS(1)(T)	—	1,783	1,783
BRL	27,400	01/03/22	2.883%(T)	1 Day BROIS(1)(T)	—	68,130	68,130
BRL	367,100	01/03/22	3.300%(T)	1 Day BROIS(2)(T)	(895)	(518,852)	(517,957)
BRL	7,600	01/03/22	3.345%(T)	1 Day BROIS(2)(T)	—	(14,149)	(14,149)
BRL	154,700	01/03/22	3.350%(T)	1 Day BROIS(2)(T)	(462)	(285,137)	(284,675)
BRL	58,800	01/03/22	3.360%(T)	1 Day BROIS(1)(T)	(23,690)	63,891	87,581
A62

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	106,700	01/03/22	3.700%(T)	1 Day BROIS(2)(T)	$(4,809)	$(166,997)	$(162,188)
BRL	194,859	01/03/22	7.197%(T)	1 Day BROIS(1)(T)	—	(1,947)	(1,947)
BRL	10,876	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	(166,931)	(166,931)
BRL	15,685	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(278,161)	(278,161)
BRL	16,948	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(301,515)	(301,515)
BRL	26,353	01/02/25	6.359%(T)	1 Day BROIS(2)(T)	—	(466,788)	(466,788)
BRL	5,634	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	(47,700)	(47,700)
BRL	6,331	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	(51,646)	(51,646)
BRL	16,739	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	(137,100)	(137,100)
BRL	15,000	01/04/27	6.280%(T)	1 Day BROIS(1)(T)	—	271,743	271,743
BRL	6,271	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(175,696)	(175,696)
BRL	5,382	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(148,705)	(148,705)
BRL	9,626	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(266,521)	(266,521)
CAD	6,600	03/03/22	1.270%(S)	3 Month CDOR(2)(S)	—	20,925	20,925
CAD	2,300	06/17/22	1.500%(S)	3 Month CDOR(2)(S)	2,916	18,308	15,392
CAD	3,500	03/03/25	1.220%(S)	3 Month CDOR(2)(S)	—	(7,209)	(7,209)
CAD	5,600	06/17/25	1.500%(S)	3 Month CDOR(2)(S)	(30,852)	34,117	64,969
CAD	300	10/02/29	1.713%(S)	3 Month CDOR(2)(S)	63	(534)	(597)
CAD	7,700	12/18/29	1.900%(S)	3 Month CDOR(2)(S)	80,047	52,902	(27,145)
CAD	19,600	06/17/30	1.500%(S)	3 Month CDOR(2)(S)	(36,974)	(432,263)	(395,289)
CAD	1,300	06/16/31	1.250%(S)	3 Month CDOR(2)(S)	(56,798)	(62,417)	(5,619)
CAD	4,000	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	(30,141)	271,774	301,915
CHF	21,100	09/15/26	(0.500)%(A)	3 Month SARON(2)(A)	(53,560)	(145,263)	(91,703)
CLP	4,540,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(715,771)	(715,771)
CLP	1,200,000	01/20/28	2.090%(S)	1 Day CLOIS(2)(S)	—	(247,591)	(247,591)
CLP	500,000	01/21/28	2.065%(S)	1 Day CLOIS(2)(S)	—	(104,121)	(104,121)
COP	3,239,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(19,842)	(19,842)
COP	5,583,815	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	(32,109)	(32,109)
COP	12,198,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(313,423)	(313,423)
COP	2,288,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(51,276)	(51,276)
COP	1,601,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(35,612)	(35,612)
COP	3,451,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(77,720)	(77,720)
CZK	17,500	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	(24,348)	(24,348)
EUR	26,900	11/21/23	(0.526)%(A)	3 Month EURIBOR(2)(Q)	—	(42,993)	(42,993)
EUR	13,300	03/16/24	(0.500)%(A)	6 Month EURIBOR(2)(S)	(29,525)	(42,472)	(12,947)
EUR	77,200	03/16/27	(0.250)%(A)	6 Month EURIBOR(2)(S)	(160,300)	(556,284)	(395,984)
EUR	1,900	01/27/32	0.190%(A)	6 Month EURIBOR(1)(S)	—	2,087	2,087
EUR	2,400	01/27/32	0.205%(A)	6 Month EURIBOR(1)(S)	—	(1,584)	(1,584)
EUR	63,000	03/16/32	0.250%(A)	6 Month EURIBOR(2)(S)	1,155,428	243,433	(911,995)
EUR	300	03/17/36	0.000%(A)	6 Month EURIBOR(1)(S)	13,481	18,959	5,478
EUR	450	05/27/50	0.054%(A)	6 Month EURIBOR(1)(S)	—	69,737	69,737
EUR	5,800	03/16/52	0.500%(A)	6 Month EURIBOR(1)(S)	(242,392)	(9,405)	232,987
EUR	1,300	09/21/52	0.500%(A)	6 Month EURIBOR(1)(S)	(30,451)	3,900	34,351
EUR	900	11/17/52	0.064%(A)	6 Month EURIBOR(1)(S)	—	134,585	134,585
GBP	33,050	02/07/23	0.010%(A)	1 Day SONIA(1)(A)	145,227	216,973	71,746
GBP	508	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	(11,574)	(7,959)	3,615
GBP	16,400	03/16/24	0.250%(A)	1 Day SONIA(2)(A)	(80,632)	(181,553)	(100,921)
GBP	565	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(17,910)	(9,926)	7,984
GBP	2,737	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(144,600)	(59,010)	85,590
GBP	5,600	03/16/27	0.500%(A)	1 Day SONIA(2)(A)	(27,224)	(120,022)	(92,798)
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	5,723	5,723
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(94,015)	(36,992)	57,023
GBP	247	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(10,753)	(8,923)	1,830
GBP	9,800	03/16/32	0.750%(A)	1 Day SONIA(2)(A)	6,760	(271,652)	(278,412)
GBP	2,100	03/16/52	0.750%(A)	1 Day SONIA(1)(A)	(36,821)	176,853	213,674
HUF	82,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(30,647)	(30,647)
HUF	1,000,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(371,450)	(371,450)
A63

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	360,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	$—	$(115,324)	$(115,324)
JPY	490,000	06/19/24	0.000%(S)	6 Month JPY LIBOR(1)(S)	(4,512)	636	5,148
JPY	6,590,000	06/17/25	0.000%(S)	6 Month JPY LIBOR(1)(S)	(82,843)	26,124	108,967
JPY	390,000	12/15/26	0.000%(A)	1 Day TONAR(1)(A)	(12,264)	(3,678)	8,586
JPY	1,400,000	12/16/30	0.000%(S)	6 Month JPY LIBOR(1)(S)	67,603	107,646	40,043
JPY	220,000	08/17/31	0.000%(A)	1 Day TONAR(1)(A)	1,334	10,577	9,243
JPY	1,970,000	06/19/39	0.400%(S)	6 Month JPY LIBOR(2)(S)	448,112	303,376	(144,736)
JPY	1,580,000	06/19/49	0.500%(S)	6 Month JPY LIBOR(2)(S)	49,009	23,654	(25,355)
KRW	718,000	12/16/30	0.908%(Q)	3 Month KWCDC(2)(Q)	(5,254)	(54,622)	(49,368)
MXN	20,200	02/26/25	6.080%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(21,765)	(21,765)
MXN	25,300	07/07/25	4.870%(M)	28 Day Mexican Interbank Rate(2)(M)	3,039	(83,669)	(86,708)
MXN	23,870	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(51)	(41,772)	(41,721)
MXN	37,800	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(27)	(206,192)	(206,165)
MXN	5,400	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(22)	(33,602)	(33,580)
MXN	15,060	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(18)	(98,319)	(98,301)
MXN	53,700	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(69)	(352,761)	(352,692)
MXN	14,440	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(23)	(101,182)	(101,159)
MXN	4,050	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(26)	(31,313)	(31,287)
NOK	9,200	11/12/24	1.993%(A)	6 Month NIBOR(1)(S)	(4,815)	(32,009)	(27,194)
NOK	13,200	03/18/25	1.635%(A)	6 Month NIBOR(1)(S)	—	(15,729)	(15,729)
NOK	32,100	03/10/26	1.500%(A)	6 Month NIBOR(1)(S)	1,644	(2,859)	(4,503)
NOK	17,100	03/10/31	1.900%(A)	6 Month NIBOR(2)(S)	1,077	24,001	22,924
NZD	750	03/17/24	0.528%(S)	3 Month BBR(2)(Q)	(31)	(12,594)	(12,563)
NZD	3,300	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	7,758	(176,145)	(183,903)
NZD	1,800	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(58,458)	(58,458)
NZD	900	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(58,184)	(58,184)
NZD	3,360	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	1,535	(216,095)	(217,630)
NZD	1,070	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(68,966)	(68,966)
NZD	1,665	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	(28,782)	(28,782)
PLN	3,160	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	1,176	(60,893)	(62,069)
PLN	12,320	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(10,775)	(246,262)	(235,487)
PLN	4,400	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	3,072	(31,498)	(34,570)
PLN	1,390	08/02/31	1.650%(A)	6 Month WIBOR(2)(S)	(1,156)	(17,075)	(15,919)
SEK	23,000	06/19/24	0.500%(A)	3 Month STIBOR(2)(Q)	28,653	24,960	(3,693)
SGD	6,600	09/15/31	1.250%(S)	1 Day SORA(1)(S)	(45,396)	106,349	151,745
SGD	1,800	12/15/31	1.500%(S)	1 Day SORA(1)(S)	(9,351)	3,461	12,812
	49,400	12/18/21	2.500%(S)	3 Month LIBOR(1)(Q)	(63,811)	(612,935)	(549,124)
	166,200	03/18/22	—(9)	—(9)	(704)	(43,538)	(42,834)
	67,500	04/26/22	—(3)	—(3)	—	(21,229)	(21,229)
	26,300	06/16/22	0.250%(S)	3 Month LIBOR(1)(Q)	(12,753)	(37,223)	(24,470)
	4,400	12/16/22	0.750%(S)	3 Month LIBOR(2)(Q)	27,361	39,096	11,735
	2,400	12/16/22	0.750%(S)	3 Month LIBOR(2)(Q)	16,545	21,325	4,780
	5,300	03/30/23	0.250%(S)	3 Month LIBOR(2)(Q)	1,492	(159)	(1,651)
	34,100	04/27/23	—(4)	—(4)	—	(9,023)	(9,023)
	13,850	08/21/23	1.305%(S)	3 Month LIBOR(1)(Q)	—	(269,411)	(269,411)
	7,400	03/07/24	—(5)	—(5)	—	11,049	11,049
	11,250	08/25/24	1.298%(S)	3 Month LIBOR(1)(Q)	—	(228,232)	(228,232)
	13,700	08/31/24	1.249%(S)	3 Month LIBOR(1)(Q)	—	(256,860)	(256,860)
	27,600	09/06/24	—(8)	—(8)	1,707	6,326	4,619
	17,700	09/27/24	—(6)	—(6)	—	(742)	(742)
	19,500	10/04/24	—(7)	—(7)	—	41,056	41,056
	2,300	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	(198,240)	(198,240)
	7,100	12/16/25	1.000%(S)	3 Month LIBOR(2)(Q)	154,186	39,368	(114,818)
	3,150	03/30/26	0.400%(S)	3 Month LIBOR(1)(Q)	40,998	82,366	41,368
	3,420	06/16/26	0.500%(S)	3 Month LIBOR(1)(Q)	91,556	78,566	(12,990)
	6,450	06/16/26	0.500%(S)	3 Month LIBOR(2)(Q)	(125,782)	(148,174)	(22,392)
	94,300	12/15/26	1.250%(S)	3 Month LIBOR(1)(Q)	(997,359)	(484,037)	513,322
A64

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	26,100	12/15/26	1.250%(S)	3 Month LIBOR(1)(Q)	$(293,865)	$(133,970)	$159,895
	37,200	01/15/28	0.400%(S)	3 Month LIBOR(2)(Q)	(320,054)	(1,921,610)	(1,601,556)
	4,000	06/16/28	0.500%(S)	3 Month LIBOR(2)(Q)	(198,561)	(202,399)	(3,838)
	13,400	12/15/28	1.500%(S)	3 Month LIBOR(2)(Q)	284,282	105,317	(178,965)
	21,900	12/16/30	1.000%(S)	3 Month LIBOR(1)(Q)	(188,228)	891,641	1,079,869
	18,345	03/30/31	0.750%(S)	3 Month LIBOR(1)(Q)	118,170	1,269,688	1,151,518
	11,900	06/16/31	0.750%(S)	3 Month LIBOR(1)(Q)	854,156	828,964	(25,192)
	14,840	06/16/31	0.750%(S)	3 Month LIBOR(1)(Q)	1,385,896	1,033,767	(352,129)
	1,100	07/15/31	1.508%(S)	3 Month LIBOR(1)(Q)	—	(639)	(639)
	1,200	07/19/31	1.370%(S)	3 Month LIBOR(1)(Q)	—	15,319	15,319
	3,800	07/19/31	1.400%(S)	3 Month LIBOR(1)(Q)	—	37,658	37,658
	3,700	08/10/31	1.448%(S)	3 Month LIBOR(1)(Q)	—	24,091	24,091
	4,200	10/15/31	1.720%(S)	3 Month LIBOR(1)(Q)	—	(66,126)	(66,126)
	1,300	12/15/31	1.750%(S)	3 Month LIBOR(1)(Q)	(49,048)	(19,867)	29,181
	28,200	12/15/31	1.750%(S)	3 Month LIBOR(2)(Q)	722,109	430,947	(291,162)
	3,100	06/09/41	1.250%(S)	3 Month LIBOR(1)(Q)	48,156	286,313	238,157
	3,000	12/16/50	1.250%(S)	3 Month LIBOR(1)(Q)	217,366	407,505	190,139
	1,200	12/16/50	1.250%(S)	3 Month LIBOR(2)(Q)	(86,818)	(163,002)	(76,184)
	3,100	02/02/51	1.460%(S)	3 Month LIBOR(2)(Q)	—	(272,848)	(272,848)
	7,900	03/30/51	1.150%(S)	3 Month LIBOR(1)(Q)	242,066	1,296,963	1,054,897
	1,300	06/15/51	1.940%(S)	3 Month LIBOR(1)(Q)	—	(38,597)	(38,597)
	2,200	06/16/51	1.250%(S)	3 Month LIBOR(1)(Q)	413,496	302,472	(111,024)
	1,400	06/16/51	1.250%(S)	3 Month LIBOR(2)(Q)	(245,661)	(192,483)	53,178
	1,300	06/22/51	1.935%(S)	3 Month LIBOR(1)(Q)	—	(36,575)	(36,575)
	1,400	06/23/51	1.968%(S)	3 Month LIBOR(1)(Q)	—	(50,480)	(50,480)
	700	10/27/51	1.665%(S)	3 Month LIBOR(1)(Q)	—	30,220	30,220
	300	12/15/51	2.000%(S)	3 Month LIBOR(1)(Q)	(27,887)	(10,561)	17,326
	10,300	12/15/51	2.000%(S)	3 Month LIBOR(2)(Q)	787,437	362,570	(424,867)
	1,500	12/23/51	2.090%(S)	3 Month LIBOR(1)(Q)	—	(84,663)	(84,663)
	700	01/27/52	1.620%(S)	3 Month LIBOR(1)(Q)	—	40,530	40,530
ZAR	28,300	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	2,295	79,841	77,546
ZAR	22,700	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(879)	33,218	34,097
ZAR	29,900	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(7,881)	41,466	49,347
ZAR	15,800	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	369	29,679	29,310
ZAR	17,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(138)	46,796	46,934
ZAR	11,500	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(95)	34,056	34,151
ZAR	12,200	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(215)	117,729	117,944
ZAR	6,500	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(567)	(440)	127
ZAR	46,600	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(1,155)	(30,367)	(29,212)
ZAR	29,400	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(40,918)	(74,362)	(33,444)
ZAR	15,200	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	8,646	15,682	7,036
					$3,332,970	$(3,844,619)	$(7,177,589)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
KRW	9,000,000	03/20/29	1.788%(Q)	3 Month KWCDC(2)(Q)	$(50,819)	$(21,131)	$(29,688)	Bank of America, N.A.
MYR	20,900	06/16/31	3.000%(Q)	3 Month KLIBOR(1)(Q)	74,411	(12,757)	87,168	BNP Paribas S.A.
MYR	10,600	06/16/31	3.000%(Q)	3 Month KLIBOR(1)(Q)	37,739	1,078	36,661	Citibank, N.A.
					$61,331	$(32,810)	$94,141

A65

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(7)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.20 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(8)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(9)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.13 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at September 30, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index 1-Month Forward Total Return(M)	+12bps(M)	BNP Paribas S.A.	2/15/22	3,792	$4,160	$—	$4,160
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +17bps(M)	JP Morgan Chase Bank, N.A.	1/14/22	(719)	(8,439)	—	(8,439)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	Societe Generale Paris	2/15/22	3,769	44,319	—	44,319
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +16bps(M)	Merrill Lynch International	2/15/22	15,231	178,807	—	178,807
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +16bps(M)	Citibank, N.A.	2/15/22	23,369	274,353	—	274,353
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +16bps(M)	BNP Paribas S.A.	2/15/22	26,796	314,580	—	314,580
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +17bps(M)	Goldman Sachs International	2/15/22	11,551	135,779	—	135,779
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +18bps(M)	BNP Paribas S.A.	2/15/22	5,130	66,078	—	66,078
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +18bps(M)	Goldman Sachs International	2/15/22	37,390	481,638	—	481,638
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +18bps(M)	BNP Paribas S.A.	2/15/22	124,124	1,456,069	—	1,456,069
Bloomberg Commodity Index(T)	–	Goldman Sachs International	1/14/22	500	119,647	—	119,647
Bloomberg Commodity Index(T)	–	JP Morgan Chase Bank, N.A.	1/18/22	622	157,580	—	157,580
Bloomberg Commodity Index(T)	–	UBS AG Stamford	3/02/22	135	24,011	—	24,011
Bloomberg Commodity Index(T)	–	Morgan Stanley Capital Services LLC	3/02/22	209	37,643	—	37,643
CBOE SKEW Index(M)	+25bps(M)	Goldman Sachs International	2/15/22	5,906	(112,634)	—	(112,634)
Citigroup Civics 3 Total Return Index(M)	3 Month U.S. Treasury Bill +19bps(M)	Citibank, N.A.	2/15/22	50,576	604,988	—	604,988
A66

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Total return swap agreements outstanding at September 30, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +26bps(M)	JP Morgan Chase Bank, N.A.	10/06/21	39,814	$(2,199,221)	$—	$(2,199,221)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +31bps(M)	Morgan Stanley & Co. International PLC	5/04/22	902	(10)	—	(10)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +36bps(M)	Citibank, N.A.	5/11/22	86,445	(5,085,305)	—	(5,085,305)
European Refined Margin, fixed price $3.00(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	4,310	—	4,310
European Refined Margin, fixed price $3.45(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	—(r)	1,953	—	1,953
European Refined Margin, fixed price $3.47(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	2,591	—	2,591
European Refined Margin, fixed price $3.50(T)(3)	–	Goldman Sachs International	12/31/21	—(r)	1,287	—	1,287
European Refined Margin, fixed price $5.30(T)(3)	–	BNP Paribas S.A.	12/31/21	6	12,240	(602)	12,842
European Refined Margin, fixed price $5.82(T)(3)	–	BNP Paribas S.A.	3/31/22	14	19,539	12,029	7,510
European Refined Margin, fixed price $5.85(T)(3)	–	JP Morgan Chase Bank, N.A.	3/31/22	(3)	(4,067)	—	(4,067)
European Refined Margin, fixed price $6.12(T)(3)	–	BNP Paribas S.A.	12/31/21	1	1,252	(298)	1,550
European Refined Margin, fixed price $6.20(T)(3)	–	Morgan Stanley Capital Services LLC	6/30/22	2	3,500	—	3,500
European Refined Margin, fixed price $6.21(T)(3)	–	Morgan Stanley Capital Services LLC	6/30/22	2	4,642	—	4,642
European Refined Margin, fixed price $6.35(T)(3)	–	JP Morgan Chase Bank, N.A.	12/31/21	1	2,073	(574)	2,647
Heating Oil - Brent Spread, fixed price $11.99(T)(3)	–	BNP Paribas S.A.	12/31/21	—(r)	(2,496)	—	(2,496)
Heating Oil - Brent Spread, fixed price $14.08(T)(3)	–	Goldman Sachs International	12/31/21	—(r)	1,870	—	1,870
Heating Oil - Brent Spread, fixed price $15.45(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	—(r)	1,459	—	1,459
Heating Oil - Brent Spread, fixed price $15.50(T)(3)	–	JP Morgan Chase Bank, N.A.	12/31/21	—(r)	1,675	(7)	1,682
Heating Oil - Brent Spread, fixed price $15.67(T)(3)	–	Citibank, N.A.	12/31/21	1	5,349	(72)	5,421
Heating Oil - Brent Spread, fixed price $17.32(T)(3)	–	Goldman Sachs International	12/31/21	(2)	(5,388)	—	(5,388)
iBoxx USD Investment Grade Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	12/20/21	(35,700)	(1,488,555)	—	(1,488,555)
JPMorgan Custom Commodity Index(M)	–	JP Morgan Chase Bank, N.A.	12/31/21	6,556	—	—	—
A67

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Total return swap agreements outstanding at September 30, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
JPMorgan Custom Commodity Index(M)	–	JP Morgan Chase Bank, N.A.	2/15/22	11,380	$(27,283)	$—	$(27,283)
LLSDUB, fixed price $(1.25)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	503	—	503
LLSDUB, fixed price $(1.25)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	503	—	503
LLSDUB, fixed price $(1.70)(T)(3)	–	JP Morgan Chase Bank, N.A.	12/31/21	(2)	(196)	—	(196)
LLSDUB, fixed price $(2.10)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(4)	2,123	—	2,123
LLSDUB, fixed price $(2.10)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(4)	2,123	—	2,123
LLSDUB, fixed price $(2.50)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(2)	2,374	—	2,374
LLSMEH, fixed price $1.00(T)(3)	–	Goldman Sachs International	6/30/22	(3)	1,770	—	1,770
LLSMEH, fixed price $1.00(T)(3)	–	Goldman Sachs International	12/31/22	(2)	1,057	—	1,057
LLSMEH, fixed price $1.00(T)(3)	–	Goldman Sachs International	12/31/22	(1)	706	—	706
LLSMEH, fixed price $1.05(T)(3)	–	JP Morgan Chase Bank, N.A.	6/30/22	(1)	384	—	384
London Gold Market Fixing Ltd. PM, pay fixed price $1774.37(T)(3)	–	Merrill Lynch International	11/29/21	1	(19,944)	—	(19,944)
London Gold Market Fixing Ltd. PM, pay strike 4.347%(T)(4)	–	JP Morgan Chase Bank, N.A.	3/04/22	6,919	144,317	—	144,317
London Gold Market Fixing Ltd. PM, pay strike 5.153%(T)(4)	–	UBS AG Stamford	12/05/22	441	8,211	—	8,211
London Gold Market Fixing Ltd. PM, pay strike 6.970%(T)(4)	–	JP Morgan Chase Bank, N.A.	8/02/24	138	3,662	—	3,662
Margin Eurobob Gasoline vs Brent, fixed price $(1.90)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	5,861	—	5,861
Margin Eurobob Gasoline vs Brent, fixed price $3.55(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	—(r)	1,296	—	1,296
Margin Eurobob Gasoline vs Brent, fixed price $5.25(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	3	7,856	—	7,856
Margin Eurobob Gasoline vs Brent, fixed price $5.75(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	—(r)	636	—	636
Margin Eurobob Gasoline vs Brent, fixed price $5.90(T)(3)	–	BNP Paribas S.A.	12/31/21	2	3,544	(2,147)	5,691
A68

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Total return swap agreements outstanding at September 30, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Margin Eurobob Gasoline vs Brent, fixed price $7.70(T)(3)	–	JP Morgan Chase Bank, N.A.	12/31/21	3	$523	$(4,396)	$4,919
MEHCO, fixed price $(2.28)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(4)	1,294	—	1,294
MEHCO, fixed price $(2.30)(T)(3)	–	JP Morgan Chase Bank, N.A.	12/31/22	(4)	1,366	—	1,366
MEHCO, fixed price $(2.30)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	455	—	455
MEHCO, fixed price $(2.33)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(2)	983	—	983
MEHCO, fixed price $(2.35)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	515	—	515
MEHCO, fixed price $(2.36)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	527	—	527
MEHCO, fixed price $(2.68)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	911	—	911
MEHCO, fixed price $(2.82)(T)(3)	–	JP Morgan Chase Bank, N.A.	12/31/22	(7)	6,471	(18)	6,489
MEHMID, fixed price $1.84(T)(3)	–	Citibank, N.A.	12/31/21	1	(1,083)	(3)	(1,080)
PIMCO Custom Commodity Basket Index(M)	–	Canadian Imperial Bank of Commerce	2/15/22	10,350	68,461	—	68,461
TTF-NBP Spread, fixed price $(0.20)(T)(3)	–	JP Morgan Chase Bank, N.A.	10/31/21	GBP 31	1,926	—	1,926
TTF-NBP Spread, fixed price $(0.50)(T)(3)	–	Morgan Stanley Capital Services LLC	10/31/21	GBP 31	1,800	—	1,800
TTF-NBP Spread, fixed price $(0.55)(T)(3)	–	Morgan Stanley Capital Services LLC	10/31/21	GBP 31	1,779	—	1,779
TTF-NBP Spread, fixed price $(0.70)(T)(3)	–	Morgan Stanley Capital Services LLC	10/31/21	GBP 31	1,717	—	1,717
TTF-NBP Spread, fixed price $(1.44)(T)(3)	–	Morgan Stanley Capital Services LLC	9/30/22	GBP (183)	(2,195)	—	(2,195)
TTF-NBP Spread, fixed price $(3.43)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	GBP (92)	(4,562)	—	(4,562)
TTF-NBP Spread, fixed price $(4.00)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (182)	(8,853)	—	(8,853)
TTF-NBP Spread, fixed price $(4.05)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (182)	(8,730)	—	(8,730)
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AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Total return swap agreements outstanding at September 30, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
TTF-NBP Spread, fixed price $(4.12)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (182)	$(8,558)	$—	$(8,558)
TTF-NBP Spread, fixed price $(4.30)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (182)	(8,117)	—	(8,117)
TTF-NBP Spread, fixed price $(4.35)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (182)	(7,994)	—	(7,994)
TTF-NBP Spread, fixed price $(5.00)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (450)	(17,826)	—	(17,826)
TTF-NBP Spread, fixed price $(5.15)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (225)	(8,458)	—	(8,458)
TTF-NBP Spread, fixed price $(5.36)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (315)	(10,950)	—	(10,950)
TTF-NBP Spread, fixed price $0.35(T)(3)	–	Morgan Stanley Capital Services LLC	10/31/21	GBP 62	4,311	—	4,311
TTF-NBP Spread, fixed price $1.25(T)(3)	–	Morgan Stanley Capital Services LLC	10/31/21	GBP 25	2,025	—	2,025
TTF-NBP Spread, fixed price $2.00(T)(3)	–	Morgan Stanley Capital Services LLC	10/31/21	GBP 6	569	—	569
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $6.45(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	3,682	—	3,682
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $6.63(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	3,574	—	3,574
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $9.03(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	—(r)	1,067	—	1,067
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $9.17(T)(3)	–	BNP Paribas S.A.	12/31/21	1	3,075	(486)	3,561
					$(4,783,515)	$3,426	$(4,786,941)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
(3)	Commodity Forward Swap. Notional amount represents the number of units of the underlying commodity. Fixed price represents the fixed amount per underlying contract used to determine net settlement amount.
(4)	Variance Swap. The Portfolio receives the strike and pays the volatility when long on the contract, and pays the strike and receives the volatility when short on the contract.

A70

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Reverse repurchase agreement outstanding at September 30, 2021:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at September 30, 2021
Morgan Stanley & Co. International PLC	(0.550)%	09/09/21	$10,626,545	11/22/21	$10,416,127
The value of the Reverse Repurchase Agreement is $10,416,127. A Sovereign Bond with a market value of $9,921,415 has been segregated as collateral to cover the requirement for the reverse repurchase agreement outstanding as of September 30, 2021.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A71